The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (11.7%)
	Activision Blizzard, Inc.	71,997	$6,551,727
	AT&T, Inc.	23,224,481	664,916,891
# *	Charter Communications, Inc., Class A	865,245	525,688,252
	Comcast Corp., Class A	14,637,915	725,601,447
# *	Discovery, Inc., Class A	1,025,284	42,467,263
*	Discovery, Inc., Class C	1,499,030	52,511,021
# *	DISH Network Corp., Class A	631,400	18,323,228
#	Fox Corp., Class A	827,381	25,797,740
*	Fox Corp., Class B	322,091	9,627,300
	Interpublic Group of Cos., Inc. (The)	603,319	14,521,888
*	Liberty Broadband Corp., Class A	27,366	3,972,722
*	Liberty Broadband Corp., Class C	214,739	31,362,631
# *	Liberty Media Corp.-Liberty Formula One, Class A	39,281	1,423,936
*	Liberty Media Corp.-Liberty Formula One, Class C	78,562	3,160,549
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	6,351,033
*	Liberty Media Corp.-Liberty SiriusXM, Class C	358,516	14,541,409
#	Lumen Technologies, Inc.	6,643,963	82,252,262
*	Madison Square Garden Entertainment Corp.	12,866	1,141,857
	News Corp., Class A	527,829	10,239,883
	News Corp., Class B	64,856	1,224,481
*	T-Mobile US, Inc.	1,353,820	170,689,626
	Verizon Communications, Inc.	1,806,925	98,929,144
	ViacomCBS, Inc., Class A	2,909	141,552
#	ViacomCBS, Inc., Class B	1,162,684	56,390,174
*	Walt Disney Co. (The)	2,455,243	412,898,215
# *	Zillow Group, Inc., Class C	6,600	861,036
TOTAL COMMUNICATION SERVICES			2,981,587,267
CONSUMER DISCRETIONARY — (7.6%)
	Advance Auto Parts, Inc.	260,851	38,903,318
	Aptiv P.L.C.	52,245	6,979,932
	Aramark	1,078,429	36,979,330
#	Autoliv, Inc.	417,162	37,006,441
	BorgWarner, Inc.	1,104,771	46,389,334
*	Capri Holdings, Ltd.	24,034	1,001,256
# *	CarMax, Inc.	284,293	33,484,030
	Carnival Corp.	1,362,066	25,429,772
*	Dollar Tree, Inc.	461,159	46,881,424
	DR Horton, Inc.	3,067,017	235,546,906
	Ford Motor Co.	14,472,891	152,399,542
# *	Gap, Inc. (The)	942,706	19,089,796
	Garmin, Ltd.	538,112	61,807,544
	General Motors Co.	5,891,402	298,576,253
	Gentex Corp.	1,383,656	45,729,831
	Genuine Parts Co.	729	68,439
#	Harley-Davidson, Inc.	351,262	14,082,094
	Hasbro, Inc.	7,221	677,474
#	Hyatt Hotels Corp., Class A	139,548	9,162,722
	Kohl's Corp.	522,185	23,007,471
	Lear Corp.	354,145	53,390,900
	Lennar Corp., Class A	976,815	81,222,167
	Lennar Corp., Class B	37,985	2,542,716
*	LKQ Corp.	1,704,698	59,817,853

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	MGM Resorts International	2,363,685	$67,506,844
*	Mohawk Industries, Inc.	566,921	81,409,856
	Newell Brands, Inc.	402,281	9,662,790
*	Norwegian Cruise Line Holdings, Ltd.	89,903	2,036,303
	PulteGroup, Inc.	2,382,974	103,659,369
	PVH Corp.	289,789	24,707,410
	Qurate Retail, Inc., Class A	63,525	800,415
	Ralph Lauren Corp.	235,179	23,764,838
#	Royal Caribbean Cruises, Ltd.	823,583	53,532,895
*	Skechers U.S.A., Inc., Class A	31,900	1,099,912
	Tapestry, Inc.	357,469	11,303,170
	Target Corp.	588,153	106,555,679
#	Toll Brothers, Inc.	212,428	10,855,071
# *	Veoneer, Inc.	289,615	7,613,978
#	Whirlpool Corp.	492,212	91,103,519
TOTAL CONSUMER DISCRETIONARY			1,925,788,594
CONSUMER STAPLES — (5.2%)
	Archer-Daniels-Midland Co.	1,087,645	54,393,126
	Bunge, Ltd.	586,403	38,374,212
	Conagra Brands, Inc.	578,611	20,019,941
	Constellation Brands, Inc., Class A	213,175	44,965,003
#	Coty, Inc., Class A	164,915	1,050,508
	Ingredion, Inc.	242,779	18,322,531
#	JM Smucker Co. (The)	861,442	100,280,463
	Kraft Heinz Co. (The)	972,558	32,590,419
	Kroger Co. (The)	2,814,340	97,094,730
	Molson Coors Beverage Co., Class B	612,291	30,712,517
	Mondelez International, Inc., Class A	3,319,883	184,054,313
*	Pilgrim's Pride Corp.	6,211	120,369
*	Post Holdings, Inc.	410,543	38,940,003
	Seaboard Corp.	13	40,901
	Tyson Foods, Inc., Class A	1,702,938	109,515,943
*	US Foods Holding Corp.	1,048,790	32,502,002
	Walgreens Boots Alliance, Inc.	3,314,155	166,536,289
	Walmart, Inc.	2,527,593	355,101,541
TOTAL CONSUMER STAPLES			1,324,614,811
ENERGY — (6.1%)
	Baker Hughes Co.	835,609	16,787,385
#	Cabot Oil & Gas Corp.	91,300	1,673,529
	Chevron Corp.	3,056,606	260,422,831
	Cimarex Energy Co.	11,916	502,617
	ConocoPhillips	6,062,590	242,685,478
	EOG Resources, Inc.	509,074	25,942,411
	Exxon Mobil Corp.	7,548,046	338,454,383
	Halliburton Co.	764,488	13,477,924
	Hess Corp.	1,025,197	55,340,134
#	HollyFrontier Corp.	677,592	19,284,268
	Kinder Morgan, Inc.	4,348,380	61,225,190
	Marathon Petroleum Corp.	3,024,764	130,548,814
	NOV, Inc.	367,500	4,549,650
	Occidental Petroleum Corp.	3,379,021	67,783,161
	Phillips 66	938,504	63,630,571
	Pioneer Natural Resources Co.	483,420	58,445,478
	Schlumberger, N.V.	1,802,615	40,036,079
	Targa Resources Corp.	435,529	11,920,429
	Valero Energy Corp.	2,205,565	124,460,033

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Williams Cos., Inc. (The)	303,551	$6,444,388
TOTAL ENERGY			1,543,614,753
FINANCIALS — (20.7%)
	Aflac, Inc.	1,550,399	70,047,027
	Alleghany Corp.	33,873	19,200,910
	Allstate Corp. (The)	789,514	84,620,111
	Ally Financial, Inc.	3,002,913	113,630,228
	American Financial Group, Inc.	352,608	33,194,517
	American International Group, Inc.	1,394,612	52,214,273
*	Arch Capital Group, Ltd.	522,976	16,426,676
	Assurant, Inc.	225,564	30,557,155
*	Athene Holding, Ltd., Class A	122,622	5,014,014
	Axis Capital Holdings, Ltd.	76,336	3,503,822
	Bank of America Corp.	10,829,299	321,088,745
	Bank of New York Mellon Corp. (The)	3,558,490	141,734,657
*	Berkshire Hathaway, Inc., Class B	2,202,198	501,814,858
#	BOK Financial Corp.	6,114	451,580
	Capital One Financial Corp.	1,605,870	167,428,006
	Charles Schwab Corp. (The)	3,700	190,698
	Chubb, Ltd.	588,566	85,736,409
	Citigroup, Inc.	5,733,581	332,490,362
	Citizens Financial Group, Inc.	912,076	33,236,050
	CNA Financial Corp.	188,355	7,236,599
	Comerica, Inc.	155,103	8,871,892
	East West Bancorp, Inc.	105,524	6,325,109
	Equitable Holdings, Inc.	1,600	39,648
	Everest Re Group, Ltd.	128,328	27,087,474
	Fifth Third Bancorp	4,725,885	136,719,853
	Franklin Resources, Inc.	47,772	1,255,926
	Goldman Sachs Group, Inc. (The)	1,149,360	311,671,951
	Hartford Financial Services Group, Inc. (The)	2,301,121	110,499,830
	Huntington Bancshares, Inc.	6,599,570	87,279,313
	Invesco, Ltd.	87,616	1,804,013
	Jefferies Financial Group, Inc.	303,442	7,085,371
	JPMorgan Chase & Co.	6,560,978	844,201,039
	KeyCorp	3,705,439	62,473,702
	Lincoln National Corp.	716,472	32,592,311
	Loews Corp.	1,034,793	46,865,775
	M&T Bank Corp.	159,324	21,105,650
*	Markel Corp.	299	289,875
	MetLife, Inc.	1,658,135	79,839,200
	Morgan Stanley	4,487,383	300,879,030
#	New York Community Bancorp, Inc.	866,415	9,062,701
	Northern Trust Corp.	7,507	669,549
	Old Republic International Corp.	789,063	14,282,040
#	People's United Financial, Inc.	396,896	5,421,599
	PNC Financial Services Group, Inc. (The)	1,152,836	165,455,023
	Principal Financial Group, Inc.	1,679,227	82,735,514
	Prosperity Bancshares, Inc.	47,592	3,209,605
	Prudential Financial, Inc.	748,601	58,600,486
	Raymond James Financial, Inc.	1,486	148,496
	Regions Financial Corp.	5,577,353	94,870,775
	Reinsurance Group of America, Inc.	221,354	23,253,238
	RenaissanceRe Holdings, Ltd.	112,797	16,969,181
#	Santander Consumer USA Holdings, Inc.	811,033	17,923,829
	Signature Bank	400	66,076
	State Street Corp.	411,456	28,801,920
	Synchrony Financial	1,171,756	39,429,589

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Synovus Financial Corp.	149,872	$5,575,238
	TCF Financial Corp.	136,600	5,308,276
	Travelers Cos., Inc. (The)	1,133,690	154,521,947
	Truist Financial Corp.	2,902,213	139,248,180
	U.S. Bancorp.	662,724	28,397,723
	Unum Group	708,633	16,461,545
	Voya Financial, Inc.	184,436	10,228,821
	Wells Fargo & Co.	6,848,193	204,624,007
	WR Berkley Corp.	260,023	16,157,829
	Zions Bancorp NA	744,970	32,882,976
TOTAL FINANCIALS			5,281,009,822
HEALTH CARE — (16.6%)
	Abbott Laboratories	439,507	54,318,670
	AbbVie, Inc.	132,116	13,539,248
*	Alexion Pharmaceuticals, Inc.	240,764	36,916,344
	Anthem, Inc.	1,061,065	315,115,084
	Becton Dickinson and Co.	110,653	28,967,849
*	Biogen, Inc.	218,663	61,796,350
*	Bio-Rad Laboratories, Inc., Class A	28,257	16,213,019
*	Boston Scientific Corp.	2,600	92,144
	Bristol-Myers Squibb Co.	2,042,046	125,442,886
	Cardinal Health, Inc.	564,180	30,313,391
*	Centene Corp.	1,663,793	100,326,718
*	Change Healthcare, Inc.	290,410	6,929,183
	Cigna Corp.	1,527,633	331,572,743
	Cooper Cos., Inc. (The)	588	214,056
	CVS Health Corp.	5,169,608	370,402,413
	Danaher Corp.	1,095,977	260,667,170
*	DaVita, Inc.	967,143	113,513,574
	DENTSPLY SIRONA, Inc.	248,765	13,306,440
*	Elanco Animal Health, Inc.	77,428	2,247,735
# *	Envista Holdings Corp.	589,075	20,935,725
	Gilead Sciences, Inc.	2,830	185,648
*	Henry Schein, Inc.	212,081	13,965,534
	Humana, Inc.	517,327	198,193,147
*	IQVIA Holdings, Inc.	227,661	40,478,126
*	Jazz Pharmaceuticals P.L.C.	215,831	33,561,720
*	Laboratory Corp. of America Holdings	758,731	173,681,113
	McKesson Corp.	564,863	98,551,648
	Medtronic P.L.C.	2,765,500	307,883,115
	PerkinElmer, Inc.	110,802	16,295,650
	Perrigo Co. P.L.C.	386,545	16,505,471
	Pfizer, Inc.	18,175,032	652,483,649
	Quest Diagnostics, Inc.	971,775	125,504,741
	STERIS P.L.C.	209,232	39,149,399
# *	Syneos Health, Inc.	13,705	1,018,967
	Thermo Fisher Scientific, Inc.	786,552	400,905,554
*	United Therapeutics Corp.	2,261	370,397
	UnitedHealth Group, Inc.	5,974	1,992,807
	Universal Health Services, Inc., Class B	541,236	67,481,304
*	Viatris, Inc.	5,624,524	95,560,663
	Zimmer Biomet Holdings, Inc.	321,959	49,475,440
TOTAL HEALTH CARE			4,236,074,835
INDUSTRIALS — (12.8%)
*	AECOM	520,350	26,069,535
	AGCO Corp.	237,816	26,373,794

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Alaska Air Group, Inc.	384,393	$18,769,910
	AMERCO	84,561	39,104,389
	AMETEK, Inc.	142,769	16,170,017
	Arcosa, Inc.	75,409	4,207,068
	Carlisle Cos., Inc.	360,180	52,200,887
	Carrier Global Corp.	2,458,912	94,668,112
	Cummins, Inc.	402,700	94,400,934
	Deere & Co.	52,188	15,071,894
	Delta Air Lines, Inc.	2,820,832	107,078,783
	Dover Corp.	414,398	48,273,223
	Eaton Corp. P.L.C.	1,799,024	211,745,125
	Emerson Electric Co.	244,394	19,392,664
	FedEx Corp.	1,020,334	240,125,404
	Fluor Corp.	363	6,276
	Fortive Corp.	177,219	11,710,632
	Fortune Brands Home & Security, Inc.	521,389	44,969,801
	General Dynamics Corp.	180,034	26,407,387
	General Electric Co.	4,443,488	47,456,452
	Howmet Aerospace, Inc.	2,015,303	49,536,148
	Hubbell, Inc.	28,196	4,387,298
*	Ingersoll Rand, Inc.	794,995	33,262,591
	Jacobs Engineering Group, Inc.	414,256	41,823,286
# *	JetBlue Airways Corp.	1,277,141	18,314,202
	Johnson Controls International P.L.C.	1,549,925	77,217,263
	Kansas City Southern	679,296	137,672,920
	L3Harris Technologies, Inc.	22,363	3,835,478
	ManpowerGroup, Inc.	187,231	16,558,710
	Nielsen Holdings P.L.C.	1,069,797	23,888,567
	Norfolk Southern Corp.	1,131,449	267,723,462
#	nVent Electric P.L.C.	13,164	294,610
	Oshkosh Corp.	237,884	21,787,796
	Otis Worldwide Corp.	1,228,006	79,390,588
	Owens Corning	523,034	40,587,438
	PACCAR, Inc.	767,237	69,987,359
	Parker-Hannifin Corp.	122,428	32,395,673
	Pentair P.L.C.	1,022,156	55,666,616
	Quanta Services, Inc.	652,376	45,972,937
	Raytheon Technologies Corp.	2,535,317	169,181,703
	Republic Services, Inc.	1,835,706	166,168,107
	Roper Technologies, Inc.	163	64,044
*	Sensata Technologies Holding P.L.C.	637,677	34,753,396
#	Snap-on, Inc.	314,577	56,620,714
	Southwest Airlines Co.	1,535,086	67,451,679
	Stanley Black & Decker, Inc.	768,993	133,412,596
	Textron, Inc.	1,933,985	87,532,161
	Trane Technologies P.L.C.	838,276	120,166,865
*	United Airlines Holdings, Inc.	1,817,818	72,694,542
*	United Rentals, Inc.	234,610	57,012,576
	Westinghouse Air Brake Technologies Corp.	306,885	22,773,936
# *	XPO Logistics, Inc.	844,422	93,232,633
TOTAL INDUSTRIALS			3,245,570,181
INFORMATION TECHNOLOGY — (10.8%)
*	Akamai Technologies, Inc.	37,876	4,205,372
	Amdocs, Ltd.	720,716	50,896,964
	Analog Devices, Inc.	608,583	89,662,533
*	Arrow Electronics, Inc.	474,688	46,343,789
	Avnet, Inc.	5,178	182,835
*	CACI International, Inc., Class A	4,400	1,061,368

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
# *	Cerence, Inc.	658	$73,637
# *	Ciena Corp.	75,200	4,014,928
	Cognizant Technology Solutions Corp., Class A	401,267	31,278,763
*	Concentrix Corp.	94,091	10,060,210
	Corning, Inc.	3,975,481	142,600,504
	Dolby Laboratories, Inc., Class A	16,857	1,483,922
	DXC Technology Co.	784,579	22,125,128
	Fidelity National Information Services, Inc.	1,257,503	155,251,320
*	Fiserv, Inc.	371,625	38,162,171
*	Flex, Ltd.	1,342,960	23,689,814
	Global Payments, Inc.	229,842	40,571,710
	Hewlett Packard Enterprise Co.	8,061,105	99,474,036
	HP, Inc.	9,358,742	227,791,780
	Intel Corp.	13,109,591	727,713,396
*	IPG Photonics Corp.	2,234	499,143
	Jabil, Inc.	219,735	9,090,437
	Juniper Networks, Inc.	1,222,205	29,846,246
	Lam Research Corp.	69,154	33,467,078
	Leidos Holdings, Inc.	736,625	78,126,448
#	Marvell Technology Group, Ltd.	1,118,990	57,583,225
	Microchip Technology, Inc.	36,736	5,000,137
*	Micron Technology, Inc.	4,525,730	354,228,887
# *	Nuance Communications, Inc.	4,368	198,919
# *	ON Semiconductor Corp.	2,093,562	72,206,953
*	Qorvo, Inc.	508,098	86,823,786
	Skyworks Solutions, Inc.	378,686	64,092,606
	SS&C Technologies Holdings, Inc.	269,664	16,956,472
	SYNNEX Corp.	94,091	7,679,707
	TE Connectivity, Ltd.	987,862	118,938,585
*	Vontier Corp.	70,327	2,280,705
	Western Digital Corp.	1,124,286	63,443,459
	Xerox Holdings Corp.	1,351,529	28,422,655
TOTAL INFORMATION TECHNOLOGY			2,745,529,628
MATERIALS — (6.8%)
	Air Products & Chemicals, Inc.	379,320	101,187,403
#	Albemarle Corp.	582,606	94,766,692
	Amcor P.L.C.	583,530	6,383,818
*	Arconic Corp.	504,858	12,722,422
	Ball Corp.	644	56,685
	Celanese Corp.	48,836	5,965,317
	CF Industries Holdings, Inc.	1,280,508	52,987,421
	Corteva, Inc.	1,042,756	41,564,254
	Dow, Inc.	1,428,019	74,114,186
	DuPont de Nemours, Inc.	1,041,364	82,736,370
	Eastman Chemical Co.	1,055,366	103,795,246
	Freeport-McMoRan, Inc.	5,292,912	142,432,262
	Huntsman Corp.	314,029	8,296,646
#	International Flavors & Fragrances, Inc.	36,015	4,047,366
	International Paper Co.	2,093,651	105,331,582
	Linde P.L.C.	730,934	179,371,203
	LyondellBasell Industries NV, Class A	639,100	54,809,216
	Martin Marietta Materials, Inc.	261,794	75,242,213
	Mosaic Co. (The)	646,659	16,787,268
	Newmont Corp.	1,816,840	108,283,664
	Nucor Corp.	2,509,981	122,311,374
	Packaging Corp. of America	104,846	14,097,593
	PPG Industries, Inc.	9,531	1,283,921
	Reliance Steel & Aluminum Co.	457,864	53,148,853

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Royal Gold, Inc.	120,793	$12,910,356
#	Sonoco Products Co.	172,782	10,005,806
	Steel Dynamics, Inc.	1,692,329	57,996,115
	Valvoline, Inc.	1,033,732	24,540,798
	Vulcan Materials Co.	530,519	79,121,604
	Westlake Chemical Corp.	372,164	28,455,659
	WestRock Co.	1,128,130	46,738,426
TOTAL MATERIALS			1,721,491,739
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	741,002	45,186,302
# *	Howard Hughes Corp. (The)	4,513	388,885
*	Jones Lang LaSalle, Inc.	218,089	31,886,793
TOTAL REAL ESTATE			77,461,980
UTILITIES — (0.3%)
	MDU Resources Group, Inc.	248,941	6,544,659
	NRG Energy, Inc.	1,169,432	48,426,179
	Vistra Corp.	1,084,247	21,652,413
TOTAL UTILITIES			76,623,251
TOTAL COMMON STOCKS			25,159,366,861
PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc.	1,905	190,614
TOTAL INVESTMENT SECURITIES (Cost $16,473,000,807)			25,159,557,475

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	198,001,325	198,001,325
SECURITIES LENDING COLLATERAL — (0.3%)
@ §	The DFA Short Term Investment Fund	7,907,980	91,503,233
TOTAL INVESTMENTS — (100.0%)
(Cost $16,762,487,274)^^			$25,449,062,033

P.L.C.	Public Limited Company

†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2021, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	929	03/19/21	$170,009,434	$172,106,540	$2,097,106
Total Futures Contracts			$170,009,434	$172,106,540	$2,097,106

The U.S. Large Cap Value Series
CONTINUED
Summary of the Series' investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,981,587,267	—	—	$2,981,587,267
Consumer Discretionary	1,925,788,594	—	—	1,925,788,594
Consumer Staples	1,324,614,811	—	—	1,324,614,811
Energy	1,543,614,753	—	—	1,543,614,753
Financials	5,281,009,822	—	—	5,281,009,822
Health Care	4,236,074,835	—	—	4,236,074,835
Industrials	3,245,570,181	—	—	3,245,570,181
Information Technology	2,745,529,628	—	—	2,745,529,628
Materials	1,721,491,739	—	—	1,721,491,739
Real Estate	77,461,980	—	—	77,461,980
Utilities	76,623,251	—	—	76,623,251
Preferred Stocks
Consumer Discretionary	190,614	—	—	190,614
Temporary Cash Investments	198,001,325	—	—	198,001,325
Securities Lending Collateral	—	$91,503,233	—	91,503,233
Futures Contracts**	2,097,106	—	—	2,097,106
TOTAL	$25,359,655,906	$91,503,233	—	$25,451,159,139
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (92.8%)
AUSTRALIA — (5.8%)
	AMP, Ltd.	7,139,150	$8,052,604
	Aurizon Holdings, Ltd.	1,818,522	5,129,477
	Australia & New Zealand Banking Group, Ltd.	6,888,410	124,018,703
	BlueScope Steel, Ltd.	3,164,921	39,735,380
	Boral, Ltd.	4,276,326	15,718,921
	Cleanaway Waste Management, Ltd.	51,534	86,818
	Crown Resorts, Ltd.	161,839	1,181,928
	Harvey Norman Holdings, Ltd.	2,695,782	10,918,132
*	Incitec Pivot, Ltd.	6,817,226	13,660,903
	Lendlease Corp., Ltd.	1,673,113	15,254,126
	National Australia Bank, Ltd.	6,504,106	116,586,689
	Newcrest Mining, Ltd.	454,353	8,635,636
	Oil Search, Ltd.	3,372,770	9,915,741
	Origin Energy, Ltd.	3,515,673	12,636,857
	QBE Insurance Group, Ltd.	1,248,585	7,658,354
	Qube Holdings, Ltd.	86,299	187,000
	Santos, Ltd.	7,088,455	34,937,714
	Seven Group Holdings, Ltd.	21,126	359,252
#	South32, Ltd.	14,104,027	27,201,780
	Suncorp Group, Ltd.	3,668,708	28,107,873
	Tabcorp Holdings, Ltd.	5,238,418	15,874,408
*	TPG Telecom, Ltd.	11,918	66,909
	Westpac Banking Corp.	7,945,749	127,379,810
	Woodside Petroleum, Ltd.	2,572,203	47,744,054
	Worley, Ltd.	703,009	6,092,102
TOTAL AUSTRALIA			677,141,171
AUSTRIA — (0.0%)
*	Erste Group Bank AG	20,625	629,870
BELGIUM — (0.8%)
	Ageas SA	402,474	20,605,448
*	KBC Group NV	565,642	39,444,769
#	Solvay SA	258,796	29,435,458
TOTAL BELGIUM			89,485,675
CANADA — (7.6%)
#	Bank of Montreal	356,563	26,522,989
	Bank of Montreal	1,441,562	107,122,472
	Bank of Nova Scotia (The)	545,001	29,066,720
	Bank of Nova Scotia (The)	1,698,160	90,494,946
	Canadian Imperial Bank of Commerce	811,294	69,141,599
	Canadian Imperial Bank of Commerce	248,491	21,166,463
	Canadian Natural Resources, Ltd.	511,528	11,556,633
	Canadian Natural Resources, Ltd.	3,417,479	77,166,676
	Cenovus Energy, Inc.	442,255	2,611,163
#	Cenovus Energy, Inc.	1,287,778	7,610,768
	Fairfax Financial Holdings, Ltd.	97,836	35,494,098
	First Quantum Minerals, Ltd.	1,762,535	29,358,351
	Great-West Lifeco, Inc.	326,057	7,445,446
#	Imperial Oil, Ltd.	208,007	3,957,623
#	Imperial Oil, Ltd.	499,213	9,495,031
	Kinross Gold Corp.	4,622,914	32,283,575
	Lundin Mining Corp.	2,996,201	26,711,000

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Magna International, Inc.	1,063,729	$74,726,962
	Manulife Financial Corp.	1,542,260	27,872,241
#	Manulife Financial Corp.	1,671,414	30,219,165
#	Nutrien, Ltd.	3,682	181,343
#	Nutrien, Ltd.	1,149,002	56,496,419
	Onex Corp.	30,744	1,628,140
	Pembina Pipeline Corp.	219,883	5,782,923
	Sun Life Financial, Inc.	183,748	8,500,183
	Suncor Energy, Inc.	1,576,432	26,369,416
	Suncor Energy, Inc.	1,445,045	24,175,603
	Teck Resources, Ltd., Class B	3,183	58,147
	Teck Resources, Ltd., Class B	1,712,436	31,303,330
	Toronto-Dominion Bank (The)	28,914	1,638,404
	Toronto-Dominion Bank (The)	51,163	2,895,314
	Yamana Gold, Inc.	1,150,141	5,359,657
TOTAL CANADA			884,412,800
DENMARK — (2.4%)
	AP Moller - Maersk A.S., Class A	3,341	6,301,810
#	AP Moller - Maersk A.S., Class B	3,509	7,208,069
	Carlsberg A.S., Class B	288,439	42,138,649
*	Danske Bank A.S.	884,653	15,060,224
*	Demant A.S.	187,775	6,730,301
	DSV Panalpina A.S.	309,306	48,259,551
*	Genmab A.S.	58,472	23,280,299
	H Lundbeck A.S.	236,230	8,405,028
	Novozymes A.S., Class B	142,735	8,566,736
	Rockwool International A.S., Class B	22,552	8,507,780
#	Tryg A.S.	125,159	3,893,721
	Vestas Wind Systems A.S.	500,716	107,512,593
TOTAL DENMARK			285,864,761
FINLAND — (0.9%)
	Fortum Oyj	823,282	19,913,452
*	Nokia Oyj	4,351,573	20,911,868
*	Nordea Bank Abp	3,248,891	26,331,312
	Stora Enso Oyj, Class R	1,165,514	21,151,340
	UPM-Kymmene Oyj	468,752	16,749,445
TOTAL FINLAND			105,057,417
FRANCE — (8.8%)
*	Amundi SA	15,838	1,178,688
	Arkema SA	237,138	26,241,592
*	Atos SE	212,422	16,301,165
	AXA SA	2,595,269	57,496,486
*	BNP Paribas SA	1,948,140	93,424,340
	Bollore SA	1,717,699	6,956,121
	Bouygues SA	1,023,747	40,163,413
	Carrefour SA	2,495,917	42,324,401
*	Cie de Saint-Gobain	2,006,077	99,724,460
	Cie Generale des Etablissements Michelin SCA	664,554	91,580,443
*	CNP Assurances	573,388	8,690,297
*	Credit Agricole SA	1,053,519	11,923,842
*	Eiffage SA	86,999	7,896,691
*	Electricite de France SA	1,705,570	21,208,006
*	Engie SA	2,838,450	44,050,645
	EssilorLuxottica SA	58,283	8,244,578
	Iliad SA	3,398	628,400

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
# *	Natixis SA	2,149,383	$8,090,830
	Orange SA	5,978,647	70,167,916
	Publicis Groupe SA	315,774	16,342,738
# *	Renault SA	500,586	21,289,183
	Sanofi	44,503	4,185,429
*	Societe Generale SA	1,357,954	25,316,330
#	Total SE	6,874,996	289,769,899
	Valeo SA	318,833	11,869,215
TOTAL FRANCE			1,025,065,108
GERMANY — (6.4%)
	Allianz SE	419,015	94,701,167
	BASF SE	154,416	11,934,225
	Bayer AG	1,103,211	66,769,458
	Bayerische Motoren Werke AG	1,138,372	96,384,644
*	Commerzbank AG	770,401	5,090,021
	Continental AG	242,904	33,995,377
	Covestro AG	217,134	14,750,300
	Daimler AG	3,237,994	227,417,484
*	Deutsche Bank AG	1,938,873	19,550,206
*	Deutsche Bank AG	1,679,248	16,993,990
#	Evonik Industries AG	444,408	14,613,928
	Fresenius SE & Co. KGaA	597,229	26,596,222
#	Hapag-Lloyd AG	25,653	2,897,505
	HeidelbergCement AG	448,245	33,133,913
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,673	973,925
	RWE AG	527,466	22,659,030
*	Talanx AG	162,600	6,072,229
#	Telefonica Deutschland Holding AG	3,595,005	9,851,900
	Uniper SE	488,488	17,106,022
#	Volkswagen AG	125,075	26,394,682
TOTAL GERMANY			747,886,228
HONG KONG — (2.2%)
	Bank of East Asia, Ltd. (The)	168,325	364,281
	BOC Aviation, Ltd.	647,400	5,272,298
	BOC Hong Kong Holdings, Ltd.	4,037,500	12,039,837
# *	Cathay Pacific Airways, Ltd.	9,539,999	7,345,282
	CK Asset Holdings, Ltd.	4,411,000	22,008,766
	CK Hutchison Holdings, Ltd.	7,657,984	52,847,958
	CK Infrastructure Holdings, Ltd.	443,000	2,352,042
	Guoco Group, Ltd.	9,000	109,326
#	Hang Lung Properties, Ltd.	5,009,000	13,310,950
	Henderson Land Development Co., Ltd.	2,256,485	9,228,973
	MTR Corp., Ltd.	2,070,933	12,018,227
	New World Development Co., Ltd.	4,946,042	22,900,586
	Sino Land Co., Ltd.	9,343,922	12,941,923
	SJM Holdings, Ltd.	4,053,000	4,345,640
	Sun Hung Kai Properties, Ltd.	3,296,420	45,029,808
	Swire Pacific, Ltd., Class A	1,744,000	10,899,266
	Swire Pacific, Ltd., Class B	2,855,000	2,899,825
	WH Group, Ltd.	19,876,000	16,106,593
	Wharf Holdings, Ltd. (The)	449,990	990,109
TOTAL HONG KONG			253,011,690
IRELAND — (0.5%)
	CRH P.L.C.	293,793	12,055,736
	CRH P.L.C., Sponsored ADR	417,708	17,184,507

The DFA International Value Series
CONTINUED
		Shares	Value»
IRELAND — (Continued)
# *	Flutter Entertainment P.L.C.	94,565	$17,607,414
*	Flutter Entertainment P.L.C.	61,968	11,525,529
TOTAL IRELAND			58,373,186
ISRAEL — (0.4%)
# *	Bank Hapoalim BM	1,557,088	10,957,432
	Bank Leumi Le-Israel BM	1,906,353	11,747,623
	First International Bank Of Israel, Ltd.	38,417	1,003,138
#	Israel Discount Bank, Ltd., Class A	2,621,812	10,128,683
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	796,262	9,379,966
TOTAL ISRAEL			43,216,842
ITALY — (1.3%)
#	Eni SpA	3,780,702	38,187,999
*	Intesa Sanpaolo SpA	19,844,993	43,264,175
*	Mediobanca Banca di Credito Finanziario SpA	164,012	1,459,587
	Telecom Italia SpA	63,812,045	27,323,294
	Telecom Italia SpA	6,225,918	2,946,727
	Telecom Italia SpA, Sponsored ADR	1,771,402	7,599,315
#	Tenaris SA, ADR	82,586	1,276,780
*	UniCredit SpA	3,293,998	30,017,745
TOTAL ITALY			152,075,622
JAPAN — (21.6%)
	AEON Financial Service Co., Ltd.	15,000	180,138
	AGC, Inc.	895,500	31,108,471
	Air Water, Inc.	14,300	231,192
	Aisin Seiki Co., Ltd.	609,000	18,718,239
	Alfresa Holdings Corp.	176,100	3,510,544
	Alps Alpine Co., Ltd.	352,800	4,714,689
	Amada Co., Ltd.	907,100	10,212,917
	Aozora Bank, Ltd.	253,300	4,668,414
	Asahi Kasei Corp.	1,769,400	19,675,393
	Bank of Kyoto, Ltd. (The)	113,679	5,965,360
	Bridgestone Corp.	454,400	16,929,794
	Brother Industries, Ltd.	200,600	4,473,090
	Canon Marketing Japan, Inc.	153,000	3,357,142
	Canon, Inc.	504,000	11,149,238
	Chiba Bank, Ltd. (The)	1,064,000	5,787,209
	Chugoku Bank, Ltd. (The)	161,700	1,258,105
	Coca-Cola Bottlers Japan Holdings, Inc.	360,357	5,470,574
	Concordia Financial Group, Ltd.	2,530,100	9,156,621
	Credit Saison Co., Ltd.	393,600	4,489,656
	Dai Nippon Printing Co., Ltd.	521,600	8,990,911
	Daicel Corp.	1,087,400	8,271,991
	Daido Steel Co., Ltd.	11,400	466,497
	Dai-ichi Life Holdings, Inc.	1,214,647	18,507,321
	Daio Paper Corp.	39,000	704,373
	Daiwa House Industry Co., Ltd.	234,800	6,656,775
	Daiwa Securities Group, Inc.	3,735,400	17,778,411
	DeNA Co., Ltd.	139,700	2,608,047
	Denka Co., Ltd.	234,800	8,942,225
	Denso Corp.	180,100	10,010,876
	Dentsu Group, Inc.	471,400	15,035,461
	DIC Corp.	361,500	8,850,736
	Dowa Holdings Co., Ltd.	189,000	6,912,815
	Ebara Corp.	278,900	9,629,551
	ENEOS Holdings, Inc.	7,925,403	32,119,625

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuji Media Holdings, Inc.	52,200	$605,935
	FUJIFILM Holdings Corp.	54,400	3,116,141
	Fukuoka Financial Group, Inc.	386,600	6,915,706
	Fukuyama Transporting Co., Ltd.	50,893	1,984,365
	Furukawa Electric Co., Ltd.	60,800	1,639,416
	Fuyo General Lease Co., Ltd.	5,300	367,325
	Hachijuni Bank, Ltd. (The)	622,531	1,990,400
	Hankyu Hanshin Holdings, Inc.	659,500	21,338,135
	Haseko Corp.	441,400	5,202,868
	Hino Motors, Ltd.	185,100	1,595,408
	Hitachi Capital Corp.	199,000	4,909,715
	Hitachi Construction Machinery Co., Ltd.	9,200	268,175
	Hitachi Metals, Ltd.	263,500	4,204,058
	Hitachi, Ltd.	1,549,000	63,811,488
	Honda Motor Co., Ltd.	4,206,300	111,074,428
	Idemitsu Kosan Co., Ltd.	579,138	13,600,445
	IHI Corp.	236,700	4,145,145
	Iida Group Holdings Co., Ltd.	674,550	14,880,234
	Inpex Corp.	2,622,583	15,180,944
	Isetan Mitsukoshi Holdings, Ltd.	549,300	3,377,204
	Isuzu Motors, Ltd.	1,169,200	11,180,876
#	ITOCHU Corp.	1,156,800	33,129,573
	Itoham Yonekyu Holdings, Inc.	196,800	1,331,717
	Iyo Bank, Ltd. (The)	492,300	2,825,564
	Izumi Co., Ltd.	3,900	140,156
	J Front Retailing Co., Ltd.	1,025,800	8,498,419
	Japan Post Holdings Co., Ltd.	1,170,410	9,307,762
	Japan Post Insurance Co., Ltd.	76,700	1,506,485
*	JFE Holdings, Inc.	1,289,695	11,189,838
	JGC Holdings Corp.	257,700	2,919,713
	JTEKT Corp.	980,500	8,712,460
	Kajima Corp.	660,500	8,849,775
	Kamigumi Co., Ltd.	342,200	6,036,754
	Kandenko Co., Ltd.	331,900	2,860,883
	Kaneka Corp.	244,908	8,795,402
*	Kawasaki Heavy Industries, Ltd.	677,300	14,393,084
	Kinden Corp.	222,800	3,580,104
	Kokuyo Co., Ltd.	20,200	262,918
	Komatsu, Ltd.	575,200	15,760,187
	K's Holdings Corp.	403,300	5,453,352
	Kuraray Co., Ltd.	1,529,300	16,384,067
	Kurita Water Industries, Ltd.	7,500	304,427
	Kyocera Corp.	179,600	11,510,968
	Kyushu Financial Group, Inc.	668,749	2,674,580
	Lixil Corp.	961,800	22,429,460
	Mabuchi Motor Co., Ltd.	73,100	3,014,413
	Marubeni Corp.	2,948,900	19,593,398
	Maruichi Steel Tube, Ltd.	15,500	334,644
	Mazda Motor Corp.	1,790,400	12,763,896
	Mebuki Financial Group, Inc.	1,258,420	2,436,415
	Medipal Holdings Corp.	329,250	6,741,309
	Mitsubishi Chemical Holdings Corp.	3,181,900	21,763,965
	Mitsubishi Corp.	1,817,600	46,043,643
	Mitsubishi Gas Chemical Co., Inc.	727,100	16,636,743
	Mitsubishi Heavy Industries, Ltd.	724,500	20,810,030
	Mitsubishi Logistics Corp.	89,600	2,495,007
	Mitsubishi Materials Corp.	518,200	11,010,545
# *	Mitsubishi Motors Corp.	2,168,000	4,929,058
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	3,913,483	17,845,482

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi UFJ Financial Group, Inc.	11,934,650	$53,894,225
	Mitsubishi UFJ Lease & Finance Co., Ltd.	1,638,400	8,016,993
	Mitsui & Co., Ltd., Sponsored ADR	11,723	4,367,404
	Mitsui & Co., Ltd.	1,208,700	22,426,910
	Mitsui Chemicals, Inc.	823,660	23,601,722
	Mitsui Fudosan Co., Ltd.	940,400	19,087,896
	Mitsui OSK Lines, Ltd.	546,400	14,833,907
	Mizuho Financial Group, Inc.	2,740,680	36,128,539
	MS&AD Insurance Group Holdings, Inc.	578,653	16,648,627
	Nagase & Co., Ltd.	251,300	3,603,785
	NEC Corp.	404,210	21,992,580
	NGK Insulators, Ltd.	130,100	2,278,367
	NGK Spark Plug Co., Ltd.	270,400	5,044,039
	NH Foods, Ltd.	314,767	13,488,791
	NHK Spring Co., Ltd.	102,400	700,477
	Nikon Corp.	902,000	7,188,420
	Nippo Corp.	285,900	7,124,234
	Nippon Express Co., Ltd.	316,124	21,477,930
	Nippon Kayaku Co., Ltd.	100,900	952,459
	Nippon Shokubai Co., Ltd.	115,900	6,491,346
*	Nippon Steel Corp.	1,311,693	15,152,159
	Nippon Yusen K.K.	740,687	17,060,743
	Nipro Corp.	136,100	1,604,861
*	Nissan Motor Co., Ltd.	5,856,200	30,192,859
	Nisshin Seifun Group, Inc.	10,800	181,785
	Nitto Denko Corp.	19,300	1,749,400
	NOK Corp.	258,720	3,375,999
	Nomura Holdings, Inc.	4,705,602	24,897,564
	Nomura Real Estate Holdings, Inc.	521,500	11,648,171
	NSK, Ltd.	1,076,400	9,759,424
	Obayashi Corp.	2,342,282	19,619,436
	Oji Holdings Corp.	3,568,100	21,571,109
	ORIX Corp.	3,324,900	53,350,982
	Panasonic Corp.	1,927,800	25,027,147
	Rengo Co., Ltd.	899,500	7,481,342
	Resona Holdings, Inc.	2,696,600	9,360,899
	Ricoh Co., Ltd.	2,366,400	17,941,905
	Sankyo Co., Ltd.	30,900	882,592
	Sawai Pharmaceutical Co., Ltd.	14,800	676,554
	SBI Holdings, Inc.	18,500	461,838
	Sega Sammy Holdings, Inc.	52,200	831,389
	Seibu Holdings, Inc.	75,700	695,174
	Seiko Epson Corp.	524,700	8,938,212
	Seino Holdings Co., Ltd.	481,500	6,237,714
	Sekisui Chemical Co., Ltd.	40,900	737,680
#	Sekisui House, Ltd.	1,200,200	23,188,403
	Seven & I Holdings Co., Ltd.	757,600	28,931,243
	Shimamura Co., Ltd.	61,300	6,807,903
	Shimizu Corp.	995,300	7,011,154
	Shinsei Bank, Ltd.	313,400	3,841,669
	Shizuoka Bank, Ltd. (The)	851,000	6,186,303
	Showa Denko K.K.	234,100	5,585,088
	Sojitz Corp.	3,534,500	8,182,108
	Sompo Holdings, Inc.	430,256	17,181,115
	Stanley Electric Co., Ltd.	18,900	591,240
	Subaru Corp.	379,484	7,289,978
	Sumitomo Chemical Co., Ltd.	8,266,400	38,913,197
	Sumitomo Corp.	1,556,100	20,656,524
	Sumitomo Dainippon Pharma Co., Ltd.	93,431	1,518,826

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Electric Industries, Ltd.	3,161,100	$42,195,977
	Sumitomo Forestry Co., Ltd.	598,600	11,592,419
	Sumitomo Heavy Industries, Ltd.	524,600	14,598,324
	Sumitomo Metal Mining Co., Ltd.	388,064	16,825,692
	Sumitomo Mitsui Financial Group, Inc.	1,684,300	52,328,376
	Sumitomo Mitsui Trust Holdings, Inc.	416,244	12,453,074
	Sumitomo Realty & Development Co., Ltd.	175,200	5,288,552
	Sumitomo Rubber Industries, Ltd.	770,500	7,090,907
	Suzuken Co., Ltd.	74,900	2,900,789
	Suzuki Motor Corp.	134,100	6,051,675
	T&D Holdings, Inc.	1,378,500	16,064,793
	Taiheiyo Cement Corp.	528,721	13,163,585
	Taisei Corp.	100,500	3,255,910
	Taisho Pharmaceutical Holdings Co., Ltd.	28,700	1,876,964
	Takeda Pharmaceutical Co., Ltd.	1,136,171	39,958,686
	TBS Holdings, Inc.	70,800	1,379,163
	TDK Corp.	14,400	2,328,363
	Teijin, Ltd.	855,090	15,643,416
	THK Co., Ltd.	178,200	5,662,448
	Toda Corp.	717,800	5,065,164
	Tokio Marine Holdings, Inc.	315,319	15,488,743
	Tokyo Tatemono Co., Ltd.	870,300	11,749,473
	Tokyu Fudosan Holdings Corp.	2,556,700	14,447,067
	Toppan Printing Co., Ltd.	656,900	9,342,457
	Toray Industries, Inc.	2,709,300	17,677,419
	Toshiba Corp.	13,600	444,124
	Tosoh Corp.	1,241,700	21,292,295
	Toyo Seikan Group Holdings, Ltd.	416,349	4,461,935
	Toyo Tire Corp.	24,100	366,019
	Toyoda Gosei Co., Ltd.	265,400	7,019,030
	Toyota Boshoku Corp.	4,100	66,290
	Toyota Industries Corp.	275,700	21,717,064
#	Toyota Motor Corp., Sponsored ADR	208,099	29,242,071
	Toyota Motor Corp.	3,715,890	260,617,008
	Toyota Tsusho Corp.	524,100	20,471,122
	TS Tech Co., Ltd.	145,000	4,197,728
	Tsumura & Co.	24,700	803,712
	TV Asahi Holdings Corp.	31,700	611,206
	Ube Industries, Ltd.	504,100	9,576,133
	Yamada Holdings Co., Ltd.	1,918,800	9,781,716
	Yamaha Motor Co., Ltd.	698,000	15,398,766
	Yamazaki Baking Co., Ltd.	39,100	719,874
	Yokohama Rubber Co., Ltd. (The)	563,500	8,875,346
	Zeon Corp.	404,300	6,491,052
TOTAL JAPAN			2,514,459,275
NETHERLANDS — (5.4%)
# *	ABN AMRO Bank NV	838,120	8,753,352
	Aegon NV	2,369,336	9,823,882
	Aegon NV	390,842	1,598,544
	Akzo Nobel NV	29,483	3,001,319
*	ArcelorMittal SA	652,212	14,283,018
# *	ArcelorMittal SA	590,702	12,753,258
	ASM International NV	6,676	1,710,178
	Coca-Cola European Partners P.L.C.	54,917	2,554,549
#	Heineken NV	230,702	24,066,828
# *	ING Groep NV, Sponsored ADR	620,650	5,474,133
*	ING Groep NV	5,659,246	50,318,390
	Koninklijke Ahold Delhaize NV	4,840,597	138,947,050

The DFA International Value Series
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke DSM NV	544,382	$95,165,142
*	Koninklijke Philips NV	989,266	53,924,027
*	Koninklijke Philips NV	34,602	1,878,540
	Koninklijke Vopak NV	146,072	7,393,093
	NN Group NV	638,673	26,601,696
*	Randstad NV	272,591	17,030,885
#	Stellantis NV	5,458,909	82,900,949
	Stellantis NV	2,776,827	42,223,808
#	Stellantis NV	1,793,632	27,317,015
TOTAL NETHERLANDS			627,719,656
NEW ZEALAND — (0.2%)
*	Auckland International Airport, Ltd.	2,324,809	12,367,766
	Chorus, Ltd.	289,771	1,752,414
	EBOS Group, Ltd.	201,357	4,125,380
*	Fletcher Building, Ltd.	1,461,322	6,495,420
#	Fonterra Co-operative Group, Ltd.	293,628	956,984
	Mainfreight, Ltd.	13,725	662,305
	Ryman Healthcare, Ltd.	148,330	1,647,802
TOTAL NEW ZEALAND			28,008,071
NORWAY — (0.9%)
*	DNB ASA	1,885,402	36,705,871
	Equinor ASA	1,229,349	22,031,393
	Norsk Hydro ASA	3,886,430	17,163,226
*	SpareBank 1 SR-Bank ASA	369,350	4,051,289
*	Storebrand ASA	1,260,839	9,649,131
*	Subsea 7 SA	453,890	4,242,954
	Yara International ASA	228,157	10,609,353
TOTAL NORWAY			104,453,217
PORTUGAL — (0.1%)
	Banco Espirito Santo SA	2,631,973	0
	EDP Renovaveis SA	606,867	16,619,649
TOTAL PORTUGAL			16,619,649
SINGAPORE — (0.8%)
	CapitaLand, Ltd.	8,450,300	20,311,585
	City Developments, Ltd.	1,714,600	9,261,205
#	Frasers Property, Ltd.	492,700	454,349
	Hongkong Land Holdings, Ltd.	1,361,700	6,277,875
	Jardine Cycle & Carriage, Ltd.	45,600	737,347
#	Keppel Corp., Ltd.	6,501,200	24,435,664
	Olam International, Ltd.	491,400	586,638
	Oversea-Chinese Banking Corp., Ltd.	88,585	686,556
*	Singapore Airlines, Ltd.	5,647,000	17,418,738
	United Industrial Corp., Ltd.	1,204,570	2,119,696
	UOL Group, Ltd.	1,203,774	6,608,108
	Yangzijiang Shipbuilding Holdings, Ltd.	2,091,100	1,544,294
TOTAL SINGAPORE			90,442,055
SPAIN — (1.6%)
	ACS Actividades de Construccion y Servicios SA	13,461	419,499
	Banco Bilbao Vizcaya Argentaria SA	9,752,876	44,499,576
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,180,341	5,405,962
*	Banco Santander SA	42,731,573	124,729,279

The DFA International Value Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	CaixaBank SA	724,209	$1,827,537
#	Naturgy Energy Group SA	74,903	1,935,108
	Repsol SA	1,191,885	11,708,714
TOTAL SPAIN			190,525,675
SWEDEN — (2.8%)
*	Annehem Fastigheter AB, Class B	42,797	153,134
	BillerudKorsnas AB	504,958	9,023,703
	Boliden AB	1,195,043	39,157,741
*	Dometic Group AB	199,974	2,759,965
#	Getinge AB, Class B	567,120	14,628,435
	Holmen AB, Class A	5,562	265,638
	Holmen AB, Class B	197,104	9,023,306
	Husqvarna AB, Class B	170,464	2,109,080
	ICA Gruppen AB	165,222	8,281,674
# *	Millicom International Cellular SA	133,262	4,973,575
*	Peab AB, Class B	213,986	2,383,540
# *	Saab AB, Class B	77,854	2,179,110
*	Skandinaviska Enskilda Banken AB, Class A	3,305,621	35,963,455
*	Skandinaviska Enskilda Banken AB, Class C	28,685	319,293
	SKF AB, Class B	1,179,544	32,283,615
# *	Svenska Cellulosa AB SCA, Class A	63,918	1,141,207
# *	Svenska Cellulosa AB SCA, Class B	1,193,709	21,027,017
# *	Svenska Handelsbanken AB, Class A	1,957,160	19,510,916
# *	Svenska Handelsbanken AB, Class B	37,204	424,713
# *	Swedbank AB, Class A	798,149	15,017,780
	Tele2 AB, Class B	140,411	1,937,788
#	Telia Co. AB	7,190,873	31,512,465
*	Trelleborg AB, Class B	521,327	11,791,003
*	Volvo AB, Class A	142,032	3,512,963
*	Volvo AB, Class B	2,356,010	58,048,865
TOTAL SWEDEN			327,429,981
SWITZERLAND — (9.4%)
	ABB, Ltd.	3,432,303	101,240,558
	Adecco Group AG	399,943	24,982,568
*	Alcon, Inc.	63,250	4,535,686
*	Alcon, Inc.	498,598	35,783,024
	Baloise Holding AG	105,344	17,641,070
	Banque Cantonale Vaudoise	49,760	5,265,210
	Barry Callebaut AG	484	1,073,357
#	Chocoladefabriken Lindt & Spruengli AG	6	558,197
	Cie Financiere Richemont SA	797,506	74,075,572
#	Clariant AG	157,372	3,343,521
	Credit Suisse Group AG	1,363,427	17,884,841
#	Credit Suisse Group AG, Sponsored ADR	1,052,790	13,738,910
	Julius Baer Group, Ltd.	716,015	43,322,688
	LafargeHolcim, Ltd.	804,630	43,510,927
	LafargeHolcim, Ltd.	375,078	20,232,791
	Lonza Group AG	58,008	37,049,679
	Novartis AG, Sponsored ADR	723,453	65,450,793
	Novartis AG	1,726,679	156,342,325
#	Swatch Group AG (The)	66,749	19,227,129
	Swatch Group AG (The)	123,912	6,977,934
	Swiss Life Holding AG	69,548	31,710,761
	Swiss Prime Site AG	120,516	11,713,166
	Swiss Re AG	357,872	31,550,611
	Swisscom AG	76,438	41,603,559

The DFA International Value Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	UBS Group AG	6,275,625	$90,455,777
# *	UBS Group AG	1,233,581	17,751,231
	Vifor Pharma AG	55,433	7,527,699
	Zurich Insurance Group AG	423,311	169,259,441
TOTAL SWITZERLAND			1,093,809,025
UNITED KINGDOM — (12.8%)
	3i Group P.L.C.	310,850	4,710,470
	Anglo American P.L.C.	2,429,241	79,906,101
	Antofagasta P.L.C.	246,621	4,809,695
	Aviva P.L.C.	16,319,347	74,646,031
# *	Barclays P.L.C., Sponsored ADR	7,035,082	51,215,397
*	Barclays P.L.C.	191,609	349,532
*	Barratt Developments P.L.C.	1,309,439	11,403,803
	BP P.L.C., Sponsored ADR	5,009,282	111,306,246
	BP P.L.C.	5,808,183	21,582,942
#	British American Tobacco P.L.C., Sponsored ADR	838,885	30,661,247
	British American Tobacco P.L.C.	3,024,009	109,886,019
	BT Group P.L.C.	10,099,226	17,316,857
	Carnival P.L.C.	102,449	1,614,030
	Carnival P.L.C., ADR	20,467	327,472
*	DS Smith P.L.C.	1,251,490	6,211,879
*	Entain P.L.C.	69,102	1,169,451
*	Glencore P.L.C.	26,692,936	89,104,373
*	HSBC Holdings P.L.C.	13,949,143	72,990,373
# *	HSBC Holdings P.L.C., Sponsored ADR	2,590,482	67,741,104
	Investec P.L.C.	111,822	289,433
	J Sainsbury P.L.C.	7,868,098	26,277,151
*	Kingfisher P.L.C.	7,975,671	30,277,219
*	Lloyds Banking Group P.L.C.	181,694,609	81,532,010
# *	Lloyds Banking Group P.L.C., ADR	1,844,768	3,283,687
	M&G P.L.C.	2,396,918	5,750,321
*	Melrose Industries P.L.C.	4,863,312	11,123,027
*	Natwest Group P.L.C.	5,175,515	10,390,712
*	Natwest Group P.L.C., Sponsored ADR	1,051,278	4,184,087
	Ninety One P.L.C.	535,706	1,709,804
#	Pearson P.L.C.	515,601	5,712,387
#	Pearson P.L.C., Sponsored ADR	1,119,256	12,367,779
	Phoenix Group Holdings P.L.C.	577,549	5,322,543
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	8,134,994	283,829,941
	Royal Dutch Shell P.L.C., Class B	283,225	4,936,183
*	Standard Chartered P.L.C.	4,078,355	24,676,879
	Standard Life Aberdeen P.L.C.	490,582	2,019,558
	Vodafone Group P.L.C.	58,351,986	99,650,507
#	Vodafone Group P.L.C., Sponsored ADR	4,011,201	68,792,102
	Wm Morrison Supermarkets P.L.C.	9,034,593	22,156,389
#	WPP P.L.C., Sponsored ADR	150,428	7,813,230
	WPP P.L.C.	2,296,513	23,997,692
TOTAL UNITED KINGDOM			1,493,045,663
UNITED STATES — (0.1%)
	Ovintiv, Inc.	272,952	4,301,717
	Ovintiv, Inc.	513,177	8,070,373
TOTAL UNITED STATES			12,372,090
TOTAL COMMON STOCKS			10,821,104,727

The DFA International Value Series
CONTINUED
		Shares	Value»
PREFERRED STOCKS — (1.4%)
GERMANY — (1.4%)
	Bayerische Motoren Werke AG	152,008	$9,920,627
	Porsche Automobil Holding SE	322,304	22,385,570
	Volkswagen AG	701,336	132,587,933
TOTAL GERMANY			164,894,130
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
# *	Cenovus Energy, Inc. Warrants 01/01/26	36,699	101,882
SPAIN — (0.0%)
*	ACS Actividades de Construccion y Servicios SA Rights 02/10/21	13,461	6,632
SWITZERLAND — (0.0%)
*	Cie Financiere Richemont SA Warrants 11/22/23	2,331,568	759,085
TOTAL RIGHTS/WARRANTS			867,599
TOTAL INVESTMENT SECURITIES (Cost $10,641,730,067)			10,986,866,456

			Value†
SECURITIES LENDING COLLATERAL — (5.8%)
@ §	The DFA Short Term Investment Fund	58,369,415	675,392,496
TOTAL INVESTMENTS — (100.0%)
(Cost $11,317,005,466)^^			$11,662,258,952

ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2021, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	580	03/19/21	$108,168,928	$107,450,800	$(718,128)
Total Futures Contracts			$108,168,928	$107,450,800	$(718,128)

The DFA International Value Series
CONTINUED
Summary of the Series' investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$677,141,171	—	$677,141,171
Austria	—	629,870	—	629,870
Belgium	—	89,485,675	—	89,485,675
Canada	$884,412,800	—	—	884,412,800
Denmark	—	285,864,761	—	285,864,761
Finland	—	105,057,417	—	105,057,417
France	—	1,025,065,108	—	1,025,065,108
Germany	16,993,990	730,892,238	—	747,886,228
Hong Kong	—	253,011,690	—	253,011,690
Ireland	17,184,507	41,188,679	—	58,373,186
Israel	9,379,966	33,836,876	—	43,216,842
Italy	8,876,095	143,199,527	—	152,075,622
Japan	51,454,957	2,463,004,318	—	2,514,459,275
Netherlands	174,146,247	453,573,409	—	627,719,656
New Zealand	—	28,008,071	—	28,008,071
Norway	—	104,453,217	—	104,453,217
Portugal	—	16,619,649	—	16,619,649
Singapore	—	90,442,055	—	90,442,055
Spain	5,405,962	185,119,713	—	190,525,675
Sweden	153,134	327,276,847	—	327,429,981
Switzerland	101,476,620	992,332,405	—	1,093,809,025
United Kingdom	641,522,292	851,523,371	—	1,493,045,663
United States	12,372,090	—	—	12,372,090
Preferred Stocks
Germany	—	164,894,130	—	164,894,130
Rights/Warrants
Canada	—	101,882	—	101,882
Spain	—	6,632	—	6,632
Switzerland	—	759,085	—	759,085
Securities Lending Collateral	—	675,392,496	—	675,392,496
Futures Contracts**	(718,128)	—	—	(718,128)
TOTAL	$1,922,660,532	$9,738,880,292	—	$11,661,540,824
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.0%)
BRAZIL — (3.8%)
#	Ambev SA, ADR	2,303,281	$6,426,154
	Atacadao SA	247,864	862,545
*	B2W Cia Digital	60,195	905,664
	B3 SA - Brasil Bolsa Balcao	994,357	10,867,886
	Banco Bradesco SA	548,224	2,168,287
	Banco BTG Pactual SA	191,258	3,322,563
	Banco do Brasil SA	476,550	2,949,151
	Banco Santander Brasil SA	175,562	1,259,744
	BB Seguridade Participacoes SA	577,143	2,917,677
# *	Braskem SA, Sponsored ADR	87,281	774,183
*	BRF SA	574,623	2,228,589
	CCR SA	2,372,417	5,255,272
	Centrais Eletricas Brasileiras SA	107,077	561,472
	Cia Brasileira de Distribuicao	294,340	4,060,530
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	2,151,438
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	305,189
	Cia Energetica de Minas Gerais	128,098	379,279
#	Cia Paranaense de Energia, Sponsored ADR	8,700	104,574
	Cia Paranaense de Energia	19,900	226,045
	Cia Siderurgica Nacional SA, Sponsored ADR	525,351	2,894,684
	Cia Siderurgica Nacional SA	394,065	2,189,490
	Cosan SA	173,557	2,380,961
	CPFL Energia SA	121,800	692,546
	Energisa SA	228,135	2,053,524
	Engie Brasil Energia SA	119,376	937,309
	Equatorial Energia SA	1,133,421	4,665,102
	Gerdau SA	93,116	336,119
	Hapvida Participacoes e Investimentos SA	452,045	1,418,579
	Hypera SA	363,863	2,147,373
	Itau Unibanco Holding SA	221,703	1,046,235
	JBS SA	1,943,203	8,587,683
	Klabin SA	1,485,490	7,629,175
	Localiza Rent a Car SA	560,114	6,539,475
	Lojas Americanas SA	148,413	511,853
	Lojas Renner SA	961,865	7,290,372
	Magazine Luiza SA	1,310,384	6,052,090
*	Natura & Co. Holding SA	784,107	7,030,795
	Notre Dame Intermedica Participacoes S.A.	269,992	4,663,202
	Petrobras Distribuidora SA	688,555	2,927,183
	Petroleo Brasileiro SA, Sponsored ADR	1,299,604	12,710,127
	Petroleo Brasileiro SA, Sponsored ADR	442,629	4,448,421
	Petroleo Brasileiro SA	3,033,556	15,152,810
	Porto Seguro SA	250,037	2,201,773
	Raia Drogasil SA	760,485	3,463,700
*	Rumo SA	1,324,031	4,912,423
	Sul America SA	289,148	2,109,131
*	Suzano SA	480,607	5,450,463
# *	Suzano SA, Sponsored ADR	74,273	841,512
	Telefonica Brasil SA	248,062	2,049,275
	TIM SA	775,636	1,885,433
	Ultrapar Participacoes SA	770,263	3,066,186
	Vale SA, Sponsored ADR	749,681	12,107,356
	Vale SA	3,260,013	52,403,060
	WEG SA	363,333	5,564,147
TOTAL BRAZIL			248,085,809

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHILE — (0.6%)
	AES Gener SA	710,254	$119,179
	Aguas Andinas SA, Class A	3,636,658	1,103,812
#	Banco de Chile, ADR	128,472	2,637,536
	Banco de Credito e Inversiones SA	46,525	1,950,086
	Banco Santander Chile, ADR	76,364	1,541,789
	Cencosud SA	2,299,922	3,990,201
	Cia Cervecerias Unidas SA	109,017	893,157
	Cia Cervecerias Unidas SA, Sponsored ADR	45,814	753,640
	Colbun SA	9,284,740	1,600,990
#	Embotelladora Andina SA, ADR, Class B	24,029	373,411
	Empresa Nacional de Telecomunicaciones SA	260,143	1,593,390
	Empresas CMPC SA	1,374,650	3,675,800
	Empresas COPEC SA	202,500	2,126,059
	Enel Americas SA, ADR	901,211	6,750,071
	Enel Chile SA, ADR	644,316	2,371,083
	Falabella SA	320,335	1,096,320
	Itau CorpBanca Chile SA	73,279,124	249,365
	Plaza SA	74,670	111,667
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	122,464	6,238,316
TOTAL CHILE			39,175,872
CHINA — (37.3%)
	360 Security Technology, Inc., Class A	156,500	392,777
*	51job, Inc., ADR	36,065	2,375,241
	AAC Technologies Holdings, Inc.	1,726,500	9,361,977
	Accelink Technologies Co Ltd, Class A	64,300	256,468
	Addsino Co., Ltd., Class A	85,000	325,600
	AECC Aero-Engine Control Co., Ltd., Class A	55,500	179,857
	AECC Aviation Power Co., Ltd., Class A	79,700	733,363
	Aerospace CH UAV Co., Ltd.	44,300	174,244
	Agile Group Holdings, Ltd.	3,840,000	4,771,448
	Agricultural Bank of China, Ltd., Class H	23,317,000	8,407,665
	Aier Eye Hospital Group Co., Ltd., Class A	171,228	2,081,204
	Air China, Ltd., Class H	3,252,000	2,250,305
	Aisino Corp., Class A	158,200	279,613
*	Alibaba Group Holding Ltd.	577,900	18,339,369
*	Alibaba Group Holding, Ltd., Sponsored ADR	929,746	235,997,427
*	Alibaba Health Information Technology, Ltd.	1,076,000	3,354,510
	A-Living Smart City Services Co., Ltd., Class H	58,500	254,072
# *	Aluminum Corp. of China, Ltd., ADR	21,075	161,224
# *	Aluminum Corp. of China, Ltd., Class H	4,954,000	1,502,672
	Angel Yeast Co., Ltd., Class A	110,900	900,742
	Anhui Anke Biotechnology Group Co., Ltd., Class A	50,600	110,028
	Anhui Conch Cement Co., Ltd., Class H	2,516,500	14,867,041
	Anhui Gujing Distillery Co., Ltd., Class A	15,416	580,781
	Anhui Jinhe Industrial Co., Ltd., Class A	54,600	373,554
	Anhui Kouzi Distillery Co., Ltd., Class A	71,000	700,444
	Anhui Yingjia Distillery Co., Ltd., Class A	74,000	412,723
#	ANTA Sports Products, Ltd.	912,000	15,019,304
	Apeloa Pharmaceutical Co., Ltd., Class A	163,520	568,304
	Asymchem Laboratories Tianjin Co., Ltd., Class A	12,500	566,226
	Autobio Diagnostics Co., Ltd., Class A	13,300	271,719
	Avary Holding Shenzhen Co., Ltd., Class A	32,176	199,365
	Avic Capital Co., Ltd., Class A	327,700	207,890
	AVIC Electromechanical Systems Co., Ltd., Class A	155,700	274,001
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	54,602	585,365
	AVIC Shenyang Aircraft Co., Ltd., Class A	30,900	366,942
	AVIC Xi'an Aircraft Industry Group Co., Ltd., Class A	113,100	543,459
	AVICOPTER P.L.C., Class A	22,704	196,355

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	90,250	$121,449
*	Baidu, Inc., Sponsored ADR	197,808	46,488,836
	Bank of Beijing Co., Ltd., Class A	782,508	572,129
	Bank of Changsha Co., Ltd., Class A	364,484	563,749
	Bank of Chengdu Co., Ltd., Class A	568,750	915,003
	Bank of China, Ltd., Class H	40,493,181	13,706,288
	Bank of Communications Co., Ltd., Class H	10,379,515	5,612,521
	Bank of Hangzhou Co., Ltd., Class A	428,704	973,383
	Bank of Jiangsu Co., Ltd., Class A	1,011,270	862,475
	Bank of Nanjing Co., Ltd., Class A	948,080	1,171,733
	Bank of Ningbo Co., Ltd., Class A	240,493	1,429,135
	Bank of Shanghai Co., Ltd., Class A	534,383	669,316
	Baoshan Iron & Steel Co., Ltd., Class A	907,100	919,105
*	BeiGene, Ltd., ADR	3,348	1,071,360
# *	BeiGene, Ltd.	178,200	4,326,798
*	Beijing BDStar Navigation Co., Ltd., Class A	25,400	177,183
	Beijing Capital Co., Ltd., Class A	818,160	356,455
	Beijing Capital Development Co., Ltd., Class A	73,900	64,873
	Beijing Dabeinong Technology Group Co., Ltd., Class A	352,152	504,098
*	Beijing Easpring Material Technology Co., Ltd., Class A	34,600	308,497
	Beijing E-Hualu Information Technology Co., Ltd., Class A	63,980	270,619
	Beijing Enlight Media Co., Ltd., Class A	168,100	339,748
	Beijing Kunlun Tech Co., Ltd., Class A	108,000	399,241
	Beijing New Building Materials P.L.C., Class A	111,003	875,650
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	204,762	1,531,059
	Beijing Originwater Technology Co., Ltd., Class A	262,400	292,874
	Beijing Shiji Information Technology Co., Ltd., Class A	62,664	323,161
*	Beijing Shougang Co., Ltd., Class A	257,300	151,156
	Beijing Shunxin Agriculture Co., Ltd., Class A	62,300	635,490
	Beijing Sinnet Technology Co., Ltd., Class A	183,337	463,967
	Beijing Thunisoft Corp., Ltd., Class A	74,700	226,006
	Beijing Tiantan Biological Products Corp., Ltd., Class A	64,347	382,704
	Beijing Tongrentang Co., Ltd., Class A	36,400	132,836
	Beijing Yanjing Brewery Co., Ltd., Class A	277,500	281,403
	Betta Pharmaceuticals Co., Ltd., Class A	17,506	348,199
	BGI Genomics Co., Ltd., Class A	45,000	965,491
	Blue Sail Medical Co., Ltd., Class A	160,662	603,545
	BOE Technology Group Co., Ltd., Class A	1,527,600	1,454,151
	Bright Dairy & Food Co., Ltd., Class A	169,885	486,417
	BTG Hotels Group Co., Ltd., Class A	91,200	305,725
#	BYD Co., Ltd., Class H	542,386	16,382,013
#	BYD Electronic International Co., Ltd.	1,425,000	9,814,195
	By-health Co., Ltd., Class A	105,593	362,113
	C&S Paper Co., Ltd., Class A	181,900	658,566
	Caitong Securities Co., Ltd., Class A	269,900	455,682
	CECEP Solar Energy Co., Ltd., Class A	332,800	319,394
	Centre Testing International Group Co Ltd, Class A	32,500	147,946
	CGN Power Co., Ltd., Class H	4,899,000	1,053,741
	Chacha Food Co., Ltd., Class A	57,400	552,133
	Changchun High & New Technology Industry Group, Inc., Class A	19,100	1,341,334
	Changjiang Securities Co., Ltd., Class A	410,502	489,707
	Changsha Jingjia Microelectronics Co., Ltd., Class A	16,400	185,240
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	17,700	584,781
	Chaozhou Three-Circle Group Co., Ltd., Class A	139,705	841,002
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	64,500	405,170
	China Aerospace Times Electronics Co., Ltd., Class A	187,600	192,841
	China Avionics Systems Co., Ltd., Class A	50,500	142,822
	China Baoan Group Co., Ltd., Class A	193,034	204,207
	China Cinda Asset Management Co., Ltd., Class H	5,722,000	1,081,695

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China CITIC Bank Corp., Ltd., Class H	8,876,928	$3,932,304
	China Coal Energy Co., Ltd., Class H	3,334,777	966,291
	China Common Rich Renewable Energy Investments, Ltd.	5,416,000	654,887
	China Conch Venture Holdings, Ltd.	2,077,000	9,875,603
	China Construction Bank Corp., Class H	75,884,590	57,476,392
*	China CSSC Holdings, Ltd., Class A	45,800	113,065
	China Eastern Airlines Corp., Ltd., ADR	11,904	238,794
	China Eastern Airlines Corp., Ltd., Class H	3,082,000	1,235,964
	China Everbright Bank Co., Ltd., Class H	5,515,000	2,265,324
#	China Evergrande Group	3,952,000	7,579,626
	China Film Co., Ltd., Class A	143,500	274,372
	China Fortune Land Development Co., Ltd., Class A	532,281	778,550
	China Galaxy Securities Co., Ltd., Class H	6,041,000	3,612,794
	China Gas Holdings, Ltd.	5,407,800	19,032,590
	China Gezhouba Group Co., Ltd., Class A	564,500	565,237
	China Great Wall Securities Co., Ltd., Class A	143,300	259,508
	China Greatwall Technology Group Co., Ltd., Class A	182,800	487,910
	China Hongqiao Group, Ltd.	3,479,000	3,071,531
	China Huarong Asset Management Co., Ltd., Class H	2,046,000	236,677
# *	China International Capital Corp., Ltd., Class H	2,061,200	5,373,950
	China International Marine Containers Group Co., Ltd., Class H	213,120	343,210
	China Jushi Co., Ltd., Class A	283,700	985,295
	China Life Insurance Co., Ltd., ADR	455,615	4,847,744
	China Life Insurance Co., Ltd., Class H	2,040,000	4,332,483
# *	China Literature, Ltd.	126,400	1,199,473
	China Longyuan Power Group Corp., Ltd., Class H	2,872,000	4,204,118
	China Meheco Co., Ltd., Class A	55,300	115,692
	China Mengniu Dairy Co., Ltd.	4,359,000	25,922,759
	China Merchants Bank Co., Ltd., Class H	3,814,554	29,211,355
	China Merchants Securities Co., Ltd., Class H	535,860	824,666
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	237,373	432,914
	China Minsheng Banking Corp., Ltd., Class H	6,906,100	3,948,718
	China Molybdenum Co., Ltd., Class H	3,585,966	2,254,366
	China National Accord Medicines Corp., Ltd., Class A	28,200	167,127
	China National Building Material Co., Ltd., Class H	10,930,000	13,026,522
	China National Medicines Corp., Ltd., Class A	96,800	592,436
	China National Nuclear Power Co., Ltd., Class A	1,600,390	1,272,827
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	146,200	401,262
#	China Oilfield Services, Ltd., Class H	4,074,000	4,485,339
	China Overseas Land & Investment, Ltd.	8,252,500	18,746,143
	China Pacific Insurance Group Co., Ltd., Class H	4,918,400	20,257,736
	China Petroleum & Chemical Corp., ADR	61,856	2,933,197
	China Petroleum & Chemical Corp., Class H	18,710,800	8,861,094
	China Railway Group, Ltd., Class H	7,014,000	3,183,962
	China Railway Signal & Communication Corp., Ltd., Class H	2,390,000	926,473
	China Resources Beer Holdings Co., Ltd.	1,159,611	10,224,074
	China Resources Cement Holdings, Ltd.	6,186,000	6,818,922
	China Resources Gas Group, Ltd.	2,140,000	10,659,581
	China Resources Land, Ltd.	5,690,666	22,518,789
	China Resources Power Holdings Co., Ltd.	2,194,517	2,315,450
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	110,058	422,039
	China Shenhua Energy Co., Ltd., Class H	5,943,000	10,977,810
	China South Publishing & Media Group Co., Ltd., Class A	87,700	127,365
*	China Southern Airlines Co., Ltd., Sponsored ADR	11,404	317,031
*	China Southern Airlines Co., Ltd., Class H	3,602,000	2,005,630
	China State Construction Engineering Corp., Ltd., Class A	1,922,400	1,427,701
	China Taiping Insurance Holdings Co., Ltd.	3,127,306	5,521,093
	China Tourism Group Duty Free Corp., Ltd., Class A	66,800	3,026,172
	China Tower Corp., Ltd., Class H	28,046,000	4,038,056

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China TransInfo Technology Co., Ltd., Class A	145,530	$399,043
	China Vanke Co., Ltd., Class H	3,423,500	12,248,781
	China Yangtze Power Co., Ltd., Class A	748,847	2,276,870
	China Zhenhua Group Science & Technology Co., Ltd., Class A	23,100	222,951
	China Zheshang Bank Co., Ltd., Class H	31,000	15,028
	Chongqing Brewery Co., Ltd., Class A	21,500	446,052
*	Chongqing Changan Automobile Co., Ltd., Class A	168,500	447,788
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	69,700	482,469
	Chongqing Rural Commercial Bank Co., Ltd., Class H	2,634,000	1,132,732
	Chongqing Zhifei Biological Products Co., Ltd., Class A	75,314	1,836,365
	Chow Tai Seng Jewellery Co., Ltd., Class A	5,900	28,502
	CIFI Holdings Group Co., Ltd.	4,673,191	3,830,615
	CITIC Securities Co., Ltd., Class H	1,814,500	3,972,560
	CITIC, Ltd.	5,824,000	4,533,820
	CNHTC Jinan Truck Co., Ltd., Class A	115,061	707,693
	CNOOC, Ltd.	10,551,700	10,323,076
	COFCO Biotechnology Co., Ltd., Class A	21,900	36,847
	Contemporary Amperex Technology Co., Ltd., Class A	82,800	4,481,113
*	COSCO SHIPPING Holdings Co., Ltd., Class H	5,157,500	5,220,281
	Country Garden Holdings Co., Ltd.	15,537,519	18,662,830
	Country Garden Services Holdings Co., Ltd.	1,257,492	10,220,434
#	CSC Financial Co., Ltd., Class H	1,105,500	1,615,436
	CSPC Pharmaceutical Group, Ltd.	17,401,200	17,690,020
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	102,300	562,115
	Dali Foods Group Co., Ltd.	4,627,500	2,787,083
	Daqin Railway Co., Ltd., Class A	1,053,060	1,036,891
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	39,056	598,238
	Datang International Power Generation Co., Ltd., Class H	2,936,000	389,634
	DHC Software Co., Ltd., Class A	290,300	332,343
	Dian Diagnostics Group Co., Ltd., Class A	83,929	541,290
	Dong-E-E-Jiao Co Ltd, Class A	64,411	325,249
	Dongfeng Motor Group Co., Ltd., Class H	3,384,000	3,333,373
	Dongxing Securities Co., Ltd., Class A	366,118	631,282
	East Money Information Co., Ltd., Class A	271,200	1,471,498
	ENN Energy Holdings, Ltd.	848,700	13,089,008
	ENN Natural Gas Co., Ltd., Class A	245,000	583,928
	Eoptolink Technology, Inc., Ltd., Class A	39,020	328,300
*	Estun Automation Co., Ltd., Class A	46,603	243,518
	Eve Energy Co., Ltd., Class A	65,105	1,068,090
#	Everbright Securities Co., Ltd., Class H	413,200	364,533
*	Fangda Carbon New Material Co., Ltd., Class A	374,324	436,805
*	FAW Jiefang Group Co., Ltd.	286,000	480,590
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	107,700	332,720
	Financial Street Holdings Co., Ltd., Class A	396,800	370,411
	First Capital Securities Co., Ltd., Class A	231,000	287,281
#	Flat Glass Group Co., Ltd., Class H	396,000	1,624,889
	Focus Media Information Technology Co., Ltd., Class A	678,700	1,137,445
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	127,194	3,869,065
	Fosun International, Ltd.	3,166,222	4,806,168
*	Founder Securities Co., Ltd., Class A	618,800	926,723
	Fujian Sunner Development Co., Ltd., Class A	215,363	952,362
	Fuyao Glass Industry Group Co., Ltd., Class H	895,600	6,218,195
	Ganfeng Lithium Co., Ltd., Class H	75,600	1,054,726
	Gansu Shangfeng Cement Co., Ltd., Class A	95,571	255,587
	G-bits Network Technology Xiamen Co., Ltd., Class A	11,400	604,577
*	GCL System Integration Technology Co., Ltd., Class A	211,500	132,106
	GD Power Development Co., Ltd., Class A	229,600	74,532
# *	GDS Holdings, Ltd., ADR	45,771	4,740,045
	Geely Automobile Holdings, Ltd.	10,400,000	37,697,803

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	GEM Co., Ltd., Class A	357,976	$441,194
	Gemdale Corp., Class A	430,900	719,945
	GF Securities Co., Ltd., Class H	1,638,800	2,388,089
	Giant Network Group Co., Ltd., Class A	88,202	235,359
	Gigadevice Semiconductor Beijing, Inc., Class A	16,982	475,708
	Glodon Co., Ltd., Class A	18,800	240,655
	GoerTek, Inc., Class A	193,500	986,765
*	Gotion High-tech Co., Ltd., Class A	54,400	306,914
	Grandblue Environment Co., Ltd., Class A	4,600	14,958
	Grandjoy Holdings Group Co., Ltd., Class A	73,700	45,841
	Great Wall Motor Co., Ltd., Class H	3,807,000	11,869,058
	Gree Electric Appliances, Inc., Class A	142,233	1,234,153
	Greenland Holdings Corp., Ltd., Class A	521,500	433,397
	GRG Banking Equipment Co., Ltd., Class A	218,700	303,839
# *	GSX Techedu, Inc., ADR	18,400	1,932,184
	Guangdong Haid Group Co., Ltd., Class A	71,100	722,851
*	Guangdong HEC Technology Holding Co., Ltd., Class A	338,100	242,387
	Guangdong Hongda Blasting Co., Ltd., Class A	66,800	317,613
	Guangdong Investment, Ltd.	2,818,000	4,935,629
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	49,700	378,522
*	Guanghui Energy Co., Ltd., Class A	609,500	229,697
	Guangxi Guiguan Electric Power Co., Ltd., Class A	34,400	24,081
	Guangzhou Automobile Group Co., Ltd., Class H	3,605,162	3,272,182
	Guangzhou Baiyun International Airport Co., Ltd., Class A	214,700	456,531
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	190,000	476,427
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	318,225
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	24,501	591,609
	Guangzhou R&F Properties Co., Ltd., Class H	1,030,800	1,267,868
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	37,300	785,978
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	15,600	228,845
	Guangzhou Wondfo Biotech Co., Ltd., Class A	35,467	476,755
	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	167,300	372,870
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	79,100	123,537
	Guizhou Space Appliance Co., Ltd., Class A	28,800	243,067
	Guosen Securities Co., Ltd., Class A	148,400	292,017
*	Guosheng Financial Holding, Inc., Class A	138,300	205,187
	Guotai Junan Securities Co., Ltd., Class H	636,800	923,496
	Guoyuan Securities Co., Ltd., Class A	105,040	130,758
	Haier Smart Home Co., Ltd., Class A	258,200	1,267,588
# *	Haier Smart Home Co., Ltd., Class H	4,744,000	19,641,105
	Hainan Poly Pharm Co., Ltd., Class A	4,800	32,589
	Haisco Pharmaceutical Group Co., Ltd., Class A	28,800	76,881
	Haitong Securities Co., Ltd., Class H	2,534,800	2,250,522
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	50,000	262,231
	Hangcha Group Co., Ltd., Class A	24,900	75,199
	Hangzhou First Applied Material Co., Ltd., Class A	42,200	647,922
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	132,600	542,392
	Hangzhou Robam Appliances Co., Ltd., Class A	42,573	252,927
	Hangzhou Silan Microelectronics Co., Ltd., Class A	66,100	228,760
	Hangzhou Tigermed Consulting Co., Ltd., Class A	12,100	312,761
	Han's Laser Technology Industry Group Co. Ltd., Class A	79,017	521,695
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	66,700	254,984
	Hefei Meiya Optoelectronic Technology, Inc., Class A	64,843	449,746
	Heilongjiang Agriculture Co., Ltd., Class A	174,805	441,675
	Henan Shuanghui Investment & Development Co., Ltd., Class A	193,729	1,406,016
	Hengan International Group Co., Ltd.	1,801,500	12,884,361
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	162,321	388,195
	Hengli Petrochemical Co., Ltd.,, Class A	390,900	2,327,668
	Hengtong Optic-electric Co., Ltd., Class A	227,200	431,303

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hengyi Petrochemical Co., Ltd., Class A	334,988	$672,000
*	Hesteel Co., Ltd., Class A	1,832,853	583,021
	Hithink RoyalFlush Information Network Co., Ltd., Class A	31,881	582,813
	Hongfa Technology Co., Ltd., Class A	62,193	530,566
*	Hua Hong Semiconductor, Ltd.	101,000	604,861
	Huaan Securities Co., Ltd., Class A	480,700	498,743
	Huadong Medicine Co., Ltd., Class A	204,800	833,400
	Huafon Chemical Co., Ltd., Class A	294,783	672,536
	Huagong Tech Co., Ltd., Class A	50,100	175,982
	Hualan Biological Engineering, Inc., Class A	104,900	744,936
	Huaneng Power International, Inc., Sponsored ADR	33,132	469,480
	Huaneng Power International, Inc., Class H	2,986,000	1,056,221
	Huatai Securities Co., Ltd., Class H	1,120,200	1,780,261
	Huaxi Securities Co., Ltd., Class A	348,500	543,841
	Huaxia Bank Co., Ltd., Class A	913,056	860,615
	Huaxin Cement Co., Ltd., Class A	206,300	623,883
	Huayu Automotive Systems Co., Ltd., Class A	217,000	997,638
	Huazhu Group, Ltd., ADR	110,265	5,347,853
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	513,559	314,810
	Hubei Dinglong Co., Ltd., Class A	42,700	144,614
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	111,730	320,446
	Huizhou Desay Sv Automotive Co., Ltd., Class A	11,000	190,377
	Hunan Valin Steel Co., Ltd., Class A	1,237,900	964,035
	Hundsun Technologies, Inc., Class A	29,780	445,963
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	347,700	477,325
	Iflytek Co., Ltd., Class A	171,100	1,232,206
	Industrial & Commercial Bank of China, Ltd., Class H	53,639,185	34,214,816
	Industrial Bank Co., Ltd., Class A	857,039	3,057,431
	Industrial Securities Co., Ltd., Class A	501,960	638,657
	Infore Environment Technology Group Co., Ltd., Class A	247,423	308,800
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	2,987,020	530,260
	Inner Mongolia First Machinery Group Co., Ltd., Class A	12,100	19,944
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	810,103	735,030
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	316,800	2,161,836
*	Innovent Biologics, Inc.	589,000	6,695,299
	Inspur Electronic Information Industry Co., Ltd., Class A	58,384	233,262
	Jafron Biomedical Co., Ltd., Class A	35,367	430,015
	Jason Furniture Hangzhou Co., Ltd., Class A	6,500	73,786
*	JD.com, Inc., ADR	276,098	24,487,132
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	419,500	449,796
	Jiangsu Eastern Shenghong Co., Ltd., Class A	138,440	290,007
	Jiangsu Expressway Co., Ltd., Class H	1,020,000	1,182,849
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	60,198	1,088,406
	Jiangsu Hengrui Medicine Co., Ltd., Class A	220,896	3,534,924
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	70,979	262,066
	Jiangsu King's Luck Brewery JSC, Ltd., Class A	90,612	780,462
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	14,700	31,321
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	143,900	258,570
	Jiangsu Shagang Co., Ltd., Class A	237,700	357,452
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	77,000	2,424,297
	Jiangsu Yangnong Chemical Co., Ltd., Class A	39,837	883,552
	Jiangsu Yoke Technology Co., Ltd., Class A	38,500	364,208
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	137,400	590,428
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	392,900	469,067
	Jiangsu Zhongtian Technology Co., Ltd., Class A	375,200	607,163
	Jiangxi Copper Co., Ltd., Class H	1,352,000	2,221,112
	Jiangxi Zhengbang Technology Co., Ltd., Class A	395,146	1,057,145
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	96,600	229,855

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jinduicheng Molybdenum Co., Ltd., Class A	254,400	$217,450
	Jinke Properties Group Co., Ltd., Class A	182,100	195,345
	Jinyu Bio-Technology Co., Ltd., Class A	92,300	324,447
	JiuGui Liquor Co., Ltd., Class A	11,500	314,158
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	240,955	456,159
	Joinn Laboratories China Co., Ltd., Class A	10,300	231,417
*	Jointown Pharmaceutical Group Co., Ltd., Class A	227,867	665,601
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	57,600	597,444
	Joyoung Co., Ltd., Class A	76,100	331,235
#	JOYY, Inc., ADR	41,913	3,857,673
	Juewei Food Co., Ltd., Class A	43,844	610,909
	Juneyao Airlines Co., Ltd., Class A	141,100	236,190
	Kingdee International Software Group Co., Ltd.	1,323,000	5,299,634
	Kingsoft Corp., Ltd.	799,000	6,159,155
*	Kuang-Chi Technologies Co., Ltd., Class A	18,500	65,408
	Kunlun Energy Co., Ltd.	9,690,000	8,258,430
	Kweichow Moutai Co., Ltd., Class A	59,693	19,508,411
	KWG Group Holdings, Ltd.	1,036,500	1,373,311
*	KWG Living Group Holdings, Ltd.	518,250	546,107
	Lao Feng Xiang Co., Ltd., Class A	35,643	251,222
	Laobaixing Pharmacy Chain JSC, Class A	52,221	582,933
	Lenovo Group, Ltd.	19,511,278	22,710,008
	Lens Technology Co., Ltd., Class A	290,300	1,490,984
	Leo Group Co., Ltd., Class A	1,361,469	661,434
	Lepu Medical Technology Beijing Co., Ltd., Class A	199,377	828,491
	Leyard Optoelectronic Co., Ltd., Class A	56,900	55,324
	Li Ning Co., Ltd.	2,852,000	17,767,401
	Liaoning Cheng Da Co., Ltd., Class A	143,200	496,360
	Lingyi iTech Guangdong Co., Class A	447,800	710,114
	Livzon Pharmaceutical Group, Inc., Class H	49,600	183,191
	Logan Group Co., Ltd.	3,853,000	5,750,946
	Lomon Billions Group Co., Ltd., Class A	157,000	963,576
	Longfor Group Holdings, Ltd.	3,097,000	17,440,661
	LONGi Green Energy Technology Co., Ltd., Class A	234,800	3,885,783
	Luenmei Quantum Co., Ltd., Class A	252,660	378,041
	Luxi Chemical Group Co., Ltd., Class A	237,700	435,970
	Luxshare Precision Industry Co., Ltd., Class A	367,724	2,998,609
	Luzhou Laojiao Co., Ltd., Class A	76,529	3,044,342
	Maccura Biotechnology Co., Ltd., Class A	62,100	434,701
	Mango Excellent Media Co., Ltd., Class A	82,092	1,026,749
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	234,157	513,514
*	Meituan, Class B	1,209,900	55,787,734
	Metallurgical Corp. of China, Ltd., Class H	4,044,000	779,668
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	11,600	244,525
	Ming Yang Smart Energy Group, Ltd., Class A	202,404	630,159
	MLS Co., Ltd., Class A	166,400	409,194
	Muyuan Foods Co., Ltd., Class A	264,705	3,633,170
	NanJi E-Commerce Co., Ltd., Class A	340,300	513,772
	Nanjing Hanrui Cobalt Co., Ltd., Class A	21,947	358,389
	Nanjing Iron & Steel Co., Ltd., Class A	733,400	344,274
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	78,180	386,220
	Nanjing Securities Co., Ltd., Class A	225,100	367,870
	NARI Technology Co., Ltd., Class A	173,300	786,635
	NAURA Technology Group Co., Ltd., Class A	14,300	440,859
	NavInfo Co., Ltd., Class A	154,250	356,745
	NetEase, Inc., ADR	370,372	42,589,076
	New China Life Insurance Co., Ltd., Class H	1,342,200	4,989,603
	New Hope Liuhe Co., Ltd., Class A	261,800	854,106
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	93,806	15,712,505

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Newland Digital Technology Co., Ltd., Class A	18,600	$37,254
	Nine Dragons Paper Holdings, Ltd.	3,293,000	5,072,890
	Ninestar Corp., Class A	147,751	613,092
	Ningbo Joyson Electronic Corp., Class A	126,400	518,095
	Ningbo Tuopu Group Co., Ltd., Class A	27,748	185,319
	Ningbo Zhoushan Port Co., Ltd., Class A	449,700	265,695
*	NIO, Inc., ADR	297,229	16,942,053
	Northeast Securities Co., Ltd., Class A	310,720	424,803
	Oceanwide Holdings Co., Ltd., Class A	33,100	14,973
	Offcn Education Technology Co., Ltd., Class A	62,112	379,997
	Offshore Oil Engineering Co., Ltd., Class A	368,100	240,074
	OFILM Group Co., Ltd., Class A	387,200	613,025
	Oppein Home Group, Inc., Class A	35,230	813,702
	Opple Lighting Co., Ltd., Class A	26,337	125,243
	Orient Securities Co., Ltd., Class H	1,174,400	826,393
	Oriental Pearl Group Co., Ltd., Class A	328,200	441,965
	Ovctek China, Inc., Class A	23,680	402,954
*	Pacific Securities Co., Ltd. (The), Class A	708,600	357,356
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	529,000	159,163
	People's Insurance Co. Group of China, Ltd. (The), Class H	6,783,000	2,084,869
	Perfect World Co., Ltd., Class A	120,485	507,138
	PetroChina Co., Ltd., ADR	118,623	3,608,512
	PetroChina Co., Ltd., Class H	10,762,000	3,245,602
	PharmaBlock Sciences Nanjing, Inc., Class A	2,100	54,329
	PICC Property & Casualty Co., Ltd., Class H	11,467,198	8,329,863
*	Pinduoduo, Inc., ADR	90,246	14,954,665
	Ping An Bank Co., Ltd., Class A	729,900	2,602,559
# *	Ping An Healthcare and Technology Co., Ltd.	363,500	4,497,446
	Ping An Insurance Group Co. of China, Ltd., Class H	5,805,000	68,370,009
*	Polaris Bay Group Co., Ltd., Class A	231,000	384,062
	Poly Developments and Holdings Group Co., Ltd., Class A	448,683	955,747
	Postal Savings Bank of China Co., Ltd., Class H	11,773,000	8,399,472
	Power Construction Corp. of China, Ltd., Class A	939,511	548,154
	Proya Cosmetics Co., Ltd., Class A	14,700	421,940
	Qianhe Condiment and Food Co., Ltd., Class A	48,800	346,670
	Qingdao Port International Co., Ltd., Class H	69,000	39,885
	Qingdao TGOOD Electric Co., Ltd., Class A	78,000	437,143
	Red Avenue New Materials Group Co., Ltd., Class A	25,000	112,334
	Red Star Macalline Group Corp., Ltd., Class H	336,429	225,321
	RiseSun Real Estate Development Co., Ltd., Class A	771,234	747,658
	Rongsheng Petro Chemical Co., Ltd., Class A	323,663	1,708,199
	SAIC Motor Corp, Ltd., Class A	283,500	959,082
	Sailun Group Co., Ltd., Class A	406,500	552,003
	Sanan Optoelectronics Co., Ltd., Class A	149,500	680,760
	Sangfor Technologies, Inc., Class A	8,900	408,669
	Sansteel Minguang Co., Ltd. Fujian, Class A	323,100	316,178
	Sany Heavy Industry Co., Ltd., Class A	579,334	3,611,514
	SDIC Power Holdings Co., Ltd., Class A	251,000	337,048
	Sealand Securities Co., Ltd., Class A	722,700	576,112
	Seazen Group, Ltd.	5,844,000	5,351,718
	Seazen Holdings Co., Ltd. , Class A	295,500	1,927,032
	SF Holding Co., Ltd., Class A	227,261	3,470,233
	SG Micro Corp., Class A	4,200	196,323
	Shaanxi Coal Industry Co., Ltd., Class A	797,200	1,247,436
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	141,100	483,822
	Shandong Gold Mining Co., Ltd., Class H	1,071,500	2,240,481
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	102,300	541,389
	Shandong Hi-speed Co., Ltd., Class A	111,700	95,438
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	161,500	972,444

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Linglong Tyre Co., Ltd., Class A	147,800	$979,041
	Shandong Nanshan Aluminum Co., Ltd., Class A	910,010	467,629
	Shandong Sinocera Functional Material Co., Ltd., Class A	42,800	316,786
	Shandong Sun Paper Industry JSC, Ltd., Class A	352,950	861,178
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	5,092,000	9,509,651
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	28,100	517,081
	Shanghai Baosight Software Co., Ltd., Class A	51,010	524,280
*	Shanghai Electric Group Co., Ltd., Class H	3,012,000	1,099,716
	Shanghai Electric Power Co., Ltd., Class A	33,600	35,253
#	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	398,000	1,787,925
	Shanghai International Airport Co Ltd, Class A	32,400	395,215
	Shanghai International Port Group Co., Ltd., Class A	334,000	227,752
	Shanghai Jahwa United Co., Ltd., Class A	53,100	324,867
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	59,400	476,089
*	Shanghai Junshi Biosciences Co., Ltd., Class H	8,400	82,732
	Shanghai Lingang Holdings Corp., Ltd., Class A	73,300	214,885
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	155,520	251,616
	Shanghai M&G Stationery Inc, Class A	51,069	742,501
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	66,900	194,781
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	1,163,400	2,010,929
	Shanghai Pudong Development Bank Co., Ltd., Class A	895,071	1,377,187
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	21,201	324,330
	Shanghai RAAS Blood Products Co., Ltd., Class A	380,800	425,310
	Shanghai Shimao Co., Ltd., Class A	194,234	131,740
	Shanghai Tunnel Engineering Co., Ltd., Class A	23,800	19,039
*	Shanghai Wanye Enterprises Co., Ltd., Class A	35,360	79,594
	Shanghai Weaver Network Co., Ltd., Class A	9,200	132,387
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	340,259	549,760
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	205,600	547,278
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	525,930	391,283
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	313,130	263,902
*	Shanxi Meijin Energy Co., Ltd., Class A	523,517	572,543
	Shanxi Securities Co., Ltd., Class A	476,560	573,223
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	538,600	295,970
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	41,148	2,378,275
	Shenergy Co., Ltd., Class A	43,000	33,969
*	Shenghe Resources Holding Co., Ltd., Class A	145,600	361,803
	Shengyi Technology Co., Ltd., Class A	248,300	975,160
	Shennan Circuits Co., Ltd., Class A	25,382	419,067
	Shenwan Hongyuan Group Co., Ltd., Class H	1,503,200	407,728
	Shenzhen Airport Co., Ltd., Class A	29,000	35,051
	Shenzhen Capchem Technology Co., Ltd., Class A	11,000	140,502
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	68,900	276,395
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	16,100	22,658
	Shenzhen Gas Corp., Ltd., Class A	150,500	146,083
	Shenzhen Goodix Technology Co., Ltd., Class A	29,100	625,222
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	97,300	279,326
	Shenzhen Inovance Technology Co., Ltd., Class A	43,000	631,643
	Shenzhen Kaifa Technology Co., Ltd., Class A	121,700	387,504
	Shenzhen Kangtai Biological Products Co., Ltd., Class A	18,750	428,024
	Shenzhen Kinwong Electronic Co., Ltd., Class A	62,764	255,063
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	47,389	3,278,106
*	Shenzhen MTC Co., Ltd., Class A	533,300	548,435
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	768,580	781,175
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	71,100	384,021
	Shenzhen SC New Energy Technology Corp., Class A	12,700	260,648
	Shenzhen Sunlord Electronics Co., Ltd., Class A	53,300	251,691
	Shenzhen Sunway Communication Co., Ltd., Class A	121,500	600,193
	Shenzhen Yinghe Technology Co., Ltd., Class A	49,100	153,798

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	106,771	$541,635
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	116,117	440,576
	Shimao Group Holdings, Ltd.	3,062,871	8,855,815
*	Siasun Robot & Automation Co., Ltd., Class A	128,400	235,590
	Sichuan Chuantou Energy Co., Ltd., Class A	149,500	253,158
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	129,301	380,333
	Sichuan Swellfun Co., Ltd., Class A	21,700	301,283
	Sichuan Yahua Industrial Group Co., Ltd., Class A	73,800	249,766
	Sieyuan Electric Co., Ltd., Class A	16,000	51,515
	Sino Biopharmaceutical, Ltd.	20,119,500	18,678,131
	Sinocare, Inc., Class A	31,620	204,851
	Sinolink Securities Co., Ltd., Class A	220,500	483,265
	Sinoma Science & Technology Co., Ltd., Class A	243,094	946,137
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,505,000	332,646
	Sinopharm Group Co., Ltd., Class H	2,426,400	5,946,261
	Sinotruk Hong Kong, Ltd.	1,510,500	4,706,195
	Skshu Paint Co., Ltd., Class A	10,820	247,858
	Songcheng Performance Development Co., Ltd., Class A	146,500	371,223
	SooChow Securities Co., Ltd., Class A	515,200	695,038
	Spring Airlines Co., Ltd., Class A	45,000	409,596
#	Sunac China Holdings, Ltd.	5,903,000	21,931,817
*	Sunac Services Holdings, Ltd.	185,102	520,456
	Sungrow Power Supply Co., Ltd., Class A	53,300	860,658
	Suning.com Co., Ltd., Class A	664,724	678,706
	Sunny Optical Technology Group Co., Ltd.	609,800	15,930,373
	Sunwoda Electronic Co., Ltd., Class A	91,800	382,730
	Suofeiya Home Collection Co., Ltd., Class A	5,400	26,463
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	129,000	433,069
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	326,600	400,842
	Suzhou Maxwell Technologies Co., Ltd., Class A	4,700	406,065
	Taiji Computer Corp., Ltd., Class A	5,039	18,406
	Tangshan Jidong Cement Co., Ltd., Class A	221,266	463,198
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	188,500	342,297
	TBEA Co., Ltd., Class A	276,500	543,202
	TCL Technology Group Corp., Class A	644,200	851,585
*	Tech-Bank Food Co., Ltd., Class A	264,700	582,672
	Tencent Holdings, Ltd.	4,023,600	358,515,932
*	Tencent Music Entertainment Group, ADR	35,900	954,940
	Thunder Software Technology Co., Ltd., Class A	13,300	301,554
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	56,900	363,735
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	185,000	776,113
	Tianma Microelectronics Co., Ltd., Class A	161,455	399,370
*	Tianqi Lithium Corp., Class A	57,600	532,034
	Tianshui Huatian Technology Co., Ltd., Class A	205,000	447,890
	Tingyi Cayman Islands Holding Corp.	5,156,000	10,245,188
	Toly Bread Co., Ltd., Class A	41,000	353,350
*	TongFu Microelectronics Co., Ltd., Class A	138,900	586,575
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	214,500	370,104
	Tongkun Group Co., Ltd., Class A	147,509	527,817
	Tongling Nonferrous Metals Group Co., Ltd., Class A	1,091,500	385,558
	Tongwei Co., Ltd., Class A	209,300	1,480,738
*	Topchoice Medical Corp., Class A	13,300	624,506
*	Topsec Technologies Group, Inc., Class A	104,600	335,525
	Transfar Zhilian Co., Ltd., Class A	136,526	126,862
	TravelSky Technology, Ltd., Class H	358,000	797,666
*	Trip.com Group, Ltd., ADR	407,662	12,975,881
	Tsingtao Brewery Co., Ltd., Class H	888,000	8,563,602
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	32,400	603,016
	Unisplendour Corp., Ltd., Class A	259,960	825,091

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	United Energy Group, Ltd.	3,980,000	$619,311
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	100,900	257,399
	Valiant Co., Ltd., Class A	82,500	275,619
	Venustech Group, Inc., Class A	43,700	223,201
	Victory Giant Technology Huizhou Co., Ltd., Class A	54,800	180,135
*	Vipshop Holdings, Ltd., ADR	882,644	24,202,098
	Walvax Biotechnology Co., Ltd., Class A	55,500	339,190
*	Wanda Film Holding Co., Ltd., Class A	109,300	361,703
	Wangfujing Group Co., Ltd., Class A	72,700	359,517
	Wangsu Science & Technology Co., Ltd., Class A	105,600	97,730
	Wanhua Chemical Group Co., Ltd., Class A	203,200	3,502,529
	Want Want China Holdings, Ltd.	12,213,000	8,770,274
	Wanxiang Qianchao Co., Ltd., Class A	163,600	117,327
# *	Weibo Corp., Sponsored ADR	134,278	6,120,391
	Weichai Power Co., Ltd., Class H	4,020,800	11,858,710
	Weifu High-Technology Group Co., Ltd., Class A	75,738	267,577
	Weihai Guangwei Composites Co., Ltd., Class A	31,129	426,573
	Wens Foodstuffs Group Co., Ltd., Class A	458,180	1,200,710
	Western Securities Co., Ltd., Class A	464,900	709,512
	Will Semiconductor Co., Ltd., Class A	40,312	1,795,659
	Wingtech Technology Co., Ltd., Class A	51,600	837,216
	Winning Health Technology Group Co., Ltd., Class A	183,700	430,883
	Wolong Electric Group Co., Ltd., Class A	153,600	291,630
*	Wonders Information Co., Ltd., Class A	21,868	64,168
	Wuchan Zhongda Group Co., Ltd., Class A	615,250	405,484
	Wuhan Guide Infrared Co., Ltd., Class A	76,960	506,581
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	14,600	207,077
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	258,804	1,291,279
	Wuhu Token Science Co., Ltd., Class A	295,000	342,205
	Wuliangye Yibin Co., Ltd., Class A	188,906	8,485,351
	WUS Printed Circuit Kunshan Co., Ltd., Class A	261,300	690,362
	WuXi AppTec Co., Ltd., Class H	153,900	3,660,877
*	Wuxi Biologics Cayman, Inc.	938,000	13,133,802
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	35,800	493,334
	Wuxi Taiji Industry Co., Ltd., Class A	245,600	308,260
	XCMG Construction Machinery Co., Ltd., Class A	692,003	572,551
	Xiamen C & D, Inc., Class A	347,900	415,312
	Xiamen Faratronic Co., Ltd., Class A	19,900	312,172
	Xiamen Intretech, Inc., Class A	43,800	466,546
	Xiamen Kingdomway Group Co., Class A	76,838	353,110
	Xiamen Meiya Pico Information Co., Ltd., Class A	8,700	25,257
	Xiamen Tungsten Co., Ltd., Class A	178,680	487,357
*	Xiaomi Corp., Class B	8,639,600	32,266,184
	Xinfengming Group Co., Ltd., Class A	101,194	284,317
	Xinhu Zhongbao Co., Ltd., Class A	1,141,400	530,992
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	841,559	1,753,048
	Xinjiang Tianshan Cement Co., Ltd., Class A	137,900	310,629
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	144,100	420,892
	Xinyi Solar Holdings, Ltd.	3,464,011	7,579,257
	Yango Group Co., Ltd., Class A	547,029	511,594
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	23,700	161,138
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	28,400	163,434
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	23,200	65,453
	Yantai Eddie Precision Machinery Co., Ltd., Class A	39,401	462,846
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	108,983	721,794
	YanTai Shuangta Food Co., Ltd., Class A	72,700	134,520
	Yanzhou Coal Mining Co., Ltd., Class H	4,920,000	3,802,977
	Yealink Network Technology Corp., Ltd., Class A	41,840	517,044

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yifan Pharmaceutical Co., Ltd., Class A	146,600	$413,037
	Yifeng Pharmacy Chain Co., Ltd., Class A	27,300	428,037
	Yihai International Holding, Ltd.	818,000	13,437,647
	Yintai Gold Co., Ltd., Class A	343,617	420,754
	Yixintang Pharmaceutical Group Co., Ltd., Class A	43,700	259,765
	Yonghui Superstores Co., Ltd., Class A	900,300	948,782
	Yonyou Network Technology Co., Ltd., Class A	83,500	555,113
	Youngor Group Co., Ltd., Class A	614,504	673,920
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	63,100	175,388
	Yum China Holdings, Inc.	550,004	31,190,727
	Yunda Holding Co., Ltd., Class A	364,290	952,725
*	Yunnan Aluminium Co., Ltd., Class A	411,100	477,743
	Yunnan Baiyao Group Co Ltd, Class A	44,400	911,390
*	Yunnan Copper Co., Ltd., Class A	223,400	445,556
	Yunnan Energy New Material Co., Ltd., Class A	33,285	676,094
*	Yunnan Tin Co., Ltd., Class A	157,100	297,796
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	25,050	1,153,412
	Zhefu Holding Group Co., Ltd., Class A	614,023	451,514
*	Zhejiang Century Huatong Group Co., Ltd., Class A	650,500	623,550
	Zhejiang Chint Electrics Co., Ltd., Class A	198,984	1,136,303
	Zhejiang Dahua Technology Co., Ltd., Class A	297,413	1,118,000
	Zhejiang Dingli Machinery Co., Ltd., Class A	29,170	522,953
	Zhejiang Hailiang Co., Ltd., Class A	14,200	17,832
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	172,140	650,938
*	Zhejiang Huayou Cobalt Co., Ltd., Class A	50,300	766,980
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	13,700	191,675
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	73,200	452,137
	Zhejiang Juhua Co., Ltd., Class A	252,100	343,156
	Zhejiang Longsheng Group Co., Ltd., Class A	316,700	669,308
	Zhejiang NHU Co., Ltd., Class A	254,200	1,456,908
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	178,790	632,739
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	110,800	600,975
	Zhejiang Semir Garment Co., Ltd., Class A	205,582	273,155
	Zhejiang Supor Co., Ltd., Class A	31,503	387,637
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	8,900	104,983
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	153,893	413,170
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	231,434	759,559
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	16,300	234,246
	Zhengzhou Yutong Bus Co., Ltd., Class A	219,309	471,560
	Zheshang Securities Co., Ltd., Class A	270,063	550,506
# *	ZhongAn Online P&C Insurance Co., Ltd., Class H	434,000	2,657,042
	Zhongji Innolight Co., Ltd., Class A	45,527	363,625
	Zhongjin Gold Corp., Ltd., Class A	370,400	479,904
	Zhongsheng Group Holdings, Ltd.	1,513,000	8,860,719
*	Zhongtian Financial Group Co., Ltd., Class A	728,200	303,039
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	33,500	359,070
	Zhuzhou Kibing Group Co., Ltd., Class A	464,501	879,951
	Zijin Mining Group Co., Ltd., Class H	8,813,000	9,728,363
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	1,840,600	2,515,241
	ZTE Corp., Class H	1,033,085	2,923,363
	ZTO Express Cayman, Inc., ADR	465,407	15,395,664
TOTAL CHINA			2,419,001,323
COLOMBIA — (0.3%)
	Banco de Bogota SA	50,461	1,179,165
	Bancolombia SA, Sponsored ADR	62,419	2,196,525
	Bancolombia SA	147,151	1,261,646
	Cementos Argos SA	206,014	337,103
#	Ecopetrol SA, Sponsored ADR	59,388	675,835

The Emerging Markets Series
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Ecopetrol SA	2,390,736	$1,359,817
	Grupo Argos SA	402,382	1,499,488
#	Grupo Aval Acciones y Valores SA, ADR	58,803	376,927
	Grupo de Inversiones Suramericana SA	286,297	1,820,939
	Grupo Energia Bogota SA ESP	633,815	463,684
	Grupo Nutresa SA	173,509	1,186,219
	Interconexion Electrica SA ESP	409,714	2,647,238
TOTAL COLOMBIA			15,004,586
CZECH REPUBLIC — (0.1%)
	CEZ A.S.	170,140	4,079,941
*	Komercni banka A.S.	33,431	1,014,698
	O2 Czech Republic A.S.	71,923	844,335
TOTAL CZECH REPUBLIC			5,938,974
EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	1,096,023	4,322,948
	Commercial International Bank Egypt S.A.E., GDR	770	3,042
TOTAL EGYPT			4,325,990
GREECE — (0.2%)
*	Alpha Bank AE	891,367	806,466
*	Eurobank Ergasias Services and Holdings SA, Class A	1,679,991	1,109,636
*	FF Group	12,618	13,781
*	GEK Terna Holding Real Estate Construction SA	8,023	69,610
	Hellenic Petroleum SA	33,695	223,692
	Hellenic Telecommunications Organization SA	192,492	2,797,994
	JUMBO SA	61,144	957,818
*	LAMDA Development SA	11,344	87,104
	Motor Oil Hellas Corinth Refineries SA	56,156	789,371
	Mytilineos SA	67,475	982,421
*	National Bank of Greece SA	392,915	922,082
	OPAP SA	330,784	4,049,516
	Terna Energy SA	49,394	842,094
	Titan Cement International SA	61,385	1,069,813
TOTAL GREECE			14,721,398
HONG KONG — (0.3%)
	Shenzhou International Group Holdings, Ltd.	932,200	18,179,301
HUNGARY — (0.3%)
*	MOL Hungarian Oil & Gas P.L.C.	1,134,414	8,518,644
*	OTP Bank Nyrt	197,989	9,027,462
	Richter Gedeon Nyrt	116,585	3,284,139
TOTAL HUNGARY			20,830,245
INDIA — (10.0%)
*	3M India, Ltd.	2,464	648,726
	ABB India, Ltd.	4,112	78,013
*	ABB Powar Products & System India, Ltd.	8,507	140,817
	ACC, Ltd.	91,975	2,018,214
	Adani Enterprises, Ltd.	188,431	1,291,747
*	Adani Green Energy, Ltd.	254,702	3,574,525
	Adani Ports & Special Economic Zone, Ltd.	981,634	6,846,960
*	Adani Power, Ltd.	1,288,677	905,989
	Adani Total Gas, Ltd.	77,152	400,472
*	Adani Transmissions, Ltd.	401,310	2,534,997

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Aditya Birla Capital, Ltd.	233,824	$259,493
	Ambuja Cements, Ltd.	815,107	2,718,930
	Apollo Hospitals Enterprise, Ltd.	102,603	3,597,112
	Ashok Leyland, Ltd.	714,550	1,075,523
	Asian Paints, Ltd.	247,184	8,161,755
	Aurobindo Pharma, Ltd.	729,321	9,036,014
*	Avenue Supermarts, Ltd.	44,312	1,635,796
*	Axis Bank, Ltd.	1,595,795	14,539,011
	Bajaj Auto, Ltd.	80,649	4,442,083
	Bajaj Finance, Ltd.	108,976	7,039,879
	Bajaj Finserv, Ltd.	20,067	2,390,146
	Bajaj Holdings & Investment, Ltd.	61,441	2,719,860
	Balkrishna Industries, Ltd.	140,951	3,061,173
*	Bank of Baroda	864,283	806,699
	Bayer CropScience, Ltd.	1,770	130,504
	Berger Paints India, Ltd.	372,075	3,628,085
	Bharat Electronics, Ltd.	1,642,154	2,908,315
	Bharat Forge, Ltd.	168,836	1,354,539
	Bharat Petroleum Corp., Ltd.	371,144	1,958,820
	Bharti Airtel, Ltd.	1,199,603	9,062,512
*	Biocon, Ltd.	359,735	1,834,714
	Bosch, Ltd.	4,945	1,035,495
	Britannia Industries, Ltd.	48,194	2,312,111
	Cadila Healthcare, Ltd.	378,635	2,337,001
	Cholamandalam Investment and Finance Co., Ltd.	687,891	3,760,452
	Cipla, Ltd.	405,531	4,594,870
	Coal India, Ltd.	771,890	1,327,915
	Colgate-Palmolive India, Ltd.	109,696	2,406,078
	Container Corp. Of India, Ltd.	291,413	1,742,633
	Dabur India, Ltd.	394,673	2,774,210
	Dalmia Bharat, Ltd.	25,835	404,756
	Divi's Laboratories, Ltd.	61,792	2,854,994
	DLF, Ltd.	665,071	2,326,958
#	Dr Reddy's Laboratories, Ltd., ADR	97,129	5,952,065
*	Edelweiss Financial Services, Ltd.	217,119	186,419
	Eicher Motors, Ltd.	171,177	6,456,223
	Emami, Ltd.	88,793	611,114
	GAIL India, Ltd.	1,765,666	3,017,058
	GAIL India, Ltd., GDR	102,368	1,057,159
*	General Insurance Corp. of India	41,043	74,118
	Gillette India, Ltd.	2,559	195,742
	GlaxoSmithKline Pharmaceuticals, Ltd.	34,920	701,641
	Godrej Consumer Products, Ltd.	373,519	3,831,142
*	Godrej Properties, Ltd.	29,696	513,460
	Grasim Industries, Ltd.	397,818	5,775,348
	Havells India, Ltd.	319,184	4,561,114
	HCL Technologies, Ltd.	1,029,922	12,873,596
	HDFC Asset Management Co., Ltd.	23,512	928,173
*	HDFC Bank, Ltd.	2,163,503	41,302,236
*	HDFC Life Insurance Co., Ltd.	210,734	1,960,934
*	Hemisphere Properties India, Ltd.	109,030	206,474
	Hero MotoCorp, Ltd.	131,435	5,881,731
	Hindalco Industries, Ltd.	2,897,154	8,908,211
	Hindustan Petroleum Corp., Ltd.	689,862	2,062,287
	Hindustan Unilever, Ltd.	599,151	18,554,699
	Honeywell Automation India, Ltd.	1,023	547,907
	Housing Development Finance Corp., Ltd.	698,168	22,704,171
*	ICICI Bank, Ltd., Sponsored ADR	509,342	7,691,057
*	ICICI Bank, Ltd.	1,187,266	8,807,500

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	ICICI Lombard General Insurance Co., Ltd.	76,631	$1,389,022
*	ICICI Prudential Life Insurance Co., Ltd.	248,252	1,637,911
	IIFL Securities, Ltd.	120,008	76,142
	IIFL Wealth Management, Ltd.	12,873	181,068
	Indian Oil Corp., Ltd.	1,029,763	1,313,625
	Indraprastha Gas, Ltd.	285,841	2,013,944
	Indus Towers, Ltd.	704,276	2,232,557
*	IndusInd Bank, Ltd.	173,449	2,021,856
	Info Edge India, Ltd.	35,335	2,126,610
	Infosys, Ltd., Sponsored ADR	1,345,607	22,713,846
	Infosys, Ltd.	1,828,393	31,255,346
*	InterGlobe Aviation, Ltd.	48,289	1,036,086
	ITC, Ltd.	2,469,603	6,865,355
	JSW Steel, Ltd.	1,921,018	9,553,360
	Jubilant Foodworks, Ltd.	119,239	4,237,534
	Kansai Nerolac Paints, Ltd.	142,647	1,093,141
*	Kotak Mahindra Bank, Ltd.	442,857	10,359,499
	Larsen & Toubro Infotech, Ltd.	77,416	4,235,290
	Larsen & Toubro, Ltd.	419,388	7,664,883
	Lupin, Ltd.	303,782	4,191,810
*	Mahindra & Mahindra Financial Services, Ltd.	824,075	1,733,972
	Mahindra & Mahindra, Ltd.	922,374	9,491,218
	Marico, Ltd.	758,665	4,306,540
	Maruti Suzuki India, Ltd.	41,172	4,066,850
	Mindtree, Ltd.	3,245	72,875
	Motherson Sumi Systems, Ltd.	2,316,563	4,604,038
	Mphasis, Ltd.	146,876	3,092,054
	MRF, Ltd.	2,053	2,359,633
	Muthoot Finance, Ltd.	211,921	3,216,375
	Nestle India, Ltd.	20,232	4,747,993
	NMDC, Ltd.	397,000	569,694
	NTPC, Ltd.	1,326,136	1,608,983
	Oil & Natural Gas Corp., Ltd.	795,410	969,059
	Oracle Financial Services Software, Ltd.	37,250	1,639,426
	Page Industries, Ltd.	8,408	3,140,334
	Petronet LNG, Ltd.	1,656,399	5,388,386
	Pfizer, Ltd.	2,520	159,636
	PI Industries, Ltd.	5,584	156,938
	Pidilite Industries, Ltd.	95,834	2,207,846
	Piramal Enterprises, Ltd.	111,250	1,988,975
	Power Finance Corp., Ltd.	1,284,234	1,936,010
	Power Grid Corp. of India, Ltd.	1,217,059	3,062,313
	Procter & Gamble Hygiene & Health Care, Ltd.	11,092	1,704,846
*	Punjab National Bank	2,097,840	961,441
	Rajesh Exports, Ltd.	18,770	122,713
	REC, Ltd.	1,274,422	2,310,740
	Reliance Industries, Ltd.	1,725,557	43,495,912
*	SBI Life Insurance Co., Ltd.	132,215	1,565,902
	Shree Cement, Ltd.	10,117	3,120,514
	Shriram Transport Finance Co., Ltd.	173,639	3,064,427
	Siemens, Ltd.	46,139	1,003,859
	SRF, Ltd.	17,410	1,274,152
*	State Bank of India	1,062,397	4,093,556
*	State Bank of India, GDR	3,115	120,706
	Sun Pharmaceutical Industries, Ltd.	680,204	5,471,053
	Sundaram Finance Holdings, Ltd.	27,690	26,056
	Sundaram Finance, Ltd.	1,867	43,405
	Tata Communications, Ltd.	107,530	1,480,261
	Tata Consultancy Services, Ltd.	744,744	31,845,263

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tata Consumer Products, Ltd.	521,576	$3,957,584
*	Tata Motors, Ltd.	3,683,469	13,150,576
	Tata Steel, Ltd.	441,921	3,623,056
	Tech Mahindra, Ltd.	610,157	8,007,739
	Titan Co., Ltd.	252,695	4,914,898
	Torrent Pharmaceuticals, Ltd.	86,130	3,052,728
	UltraTech Cement, Ltd.	105,617	7,684,908
	United Breweries, Ltd.	66,143	1,177,507
*	United Spirits, Ltd.	386,381	3,062,602
	UPL, Ltd.	1,301,255	10,020,249
	Varun Beverages, Ltd.	13,519	164,913
	Vedanta, Ltd.	3,703,380	8,155,693
	Whirlpool of India, Ltd.	27,842	971,529
	Wipro, Ltd.	1,745,940	10,049,910
TOTAL INDIA			650,457,206
INDONESIA — (1.5%)
	Ace Hardware Indonesia Tbk PT	6,071,100	673,637
	Adaro Energy Tbk PT	19,216,300	1,637,137
	Astra International Tbk PT	17,310,410	7,501,105
	Bank Central Asia Tbk PT	5,656,500	13,604,612
	Bank Danamon Indonesia Tbk PT	4,650,879	945,253
	Bank Mandiri Persero Tbk PT	10,365,234	4,849,384
	Bank Negara Indonesia Persero Tbk PT	6,400,322	2,518,229
	Bank Rakyat Indonesia Persero Tbk PT	33,990,900	10,077,176
*	Barito Pacific Tbk PT	30,830,700	1,935,435
	Bayan Resources Tbk PT	79,500	82,174
	Bukit Asam Tbk PT	1,487,200	272,301
	Charoen Pokphand Indonesia Tbk PT	6,557,200	2,677,772
*	Gudang Garam Tbk PT	1,030,300	2,766,838
	Indah Kiat Pulp & Paper Corp. Tbk PT	5,321,900	4,869,914
	Indocement Tunggal Prakarsa Tbk PT	1,332,100	1,265,369
	Indofood CBP Sukses Makmur Tbk PT	2,659,100	1,722,677
	Indofood Sukses Makmur Tbk PT	9,758,500	4,199,586
	Jasa Marga Persero Tbk PT	1,264,513	388,457
	Kalbe Farma Tbk PT	26,362,200	2,747,983
	Mayora Indah Tbk PT	8,835,625	1,755,234
*	Merdeka Copper Gold Tbk PT	2,099,200	379,864
	Mitra Keluarga Karyasehat Tbk PT	4,366,400	901,604
	Perusahaan Gas Negara Tbk PT	10,792,900	1,028,368
	Sarana Menara Nusantara Tbk PT	38,313,400	2,615,174
	Semen Indonesia Persero Tbk PT	3,108,800	2,342,405
*	Sinar Mas Agro Resources & Technology Tbk PT	1,035,700	257,848
	Telkom Indonesia Persero Tbk PT	30,958,200	6,842,386
#	Telkom Indonesia Persero Tbk PT, Sponsored ADR	12,640	284,526
	Tower Bersama Infrastructure Tbk PT	12,992,000	2,066,974
	Transcoal Pacific Tbk PT	179,600	97,423
	Unilever Indonesia Tbk PT	6,371,200	3,138,789
	United Tractors Tbk PT	4,243,896	6,890,690
*	Vale Indonesia Tbk PT	2,831,000	1,102,648
TOTAL INDONESIA			94,438,972
MALAYSIA — (1.7%)
	AMMB Holdings Bhd	3,359,659	2,554,323
	Axiata Group Bhd	3,497,332	2,873,607
	Batu Kawan Bhd	105,400	465,813
	BIMB Holdings Bhd	1,229,655	1,214,626
	Carlsberg Brewery Malaysia Bhd, Class B	122,900	659,817

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	CIMB Group Holdings Bhd	3,329,091	$3,155,089
	Dialog Group Bhd	2,303,318	1,726,421
	DiGi.Com Bhd	2,752,520	2,575,089
	Fraser & Neave Holdings Bhd	226,900	1,785,721
	Gamuda Bhd	2,473,046	2,014,821
#	Genting Bhd	2,364,200	2,320,767
#	Genting Malaysia Bhd	3,056,900	1,856,603
#	Genting Plantations Bhd	305,500	731,759
#	HAP Seng Consolidated Bhd	912,700	1,843,648
#	Hartalega Holdings Bhd	1,440,600	4,571,443
	Heineken Malaysia Bhd	121,200	693,905
	Hong Leong Bank Bhd	343,166	1,462,947
#	Hong Leong Financial Group Bhd	502,783	2,028,752
	IHH Healthcare Bhd	814,000	1,027,308
	IJM Corp. Bhd	831,962	308,033
	Inari Amertron Bhd	3,580,200	2,991,709
#	IOI Corp. Bhd	1,439,405	1,501,049
	IOI Properties Group Bhd	1,935,229	620,372
#	Kossan Rubber Industries	1,160,000	1,273,861
	Kuala Lumpur Kepong Bhd	267,846	1,535,630
#	Malayan Banking Bhd	2,722,262	5,250,647
	Malaysia Airports Holdings Bhd	1,879,941	2,392,861
#	Maxis Bhd	2,383,100	2,807,110
	MISC Bhd	608,498	895,155
	Nestle Malaysia Bhd	45,500	1,538,544
	Petronas Chemicals Group Bhd	1,555,200	2,571,118
	Petronas Dagangan Bhd	344,300	1,644,739
	Petronas Gas Bhd	540,600	2,140,753
	PPB Group Bhd	744,580	3,401,811
	Press Metal Aluminium Holdings Bhd	1,190,500	2,344,952
	Public Bank Bhd	14,942,569	15,457,968
#	QL Resources Bhd	1,723,685	2,560,013
#	RHB Bank Bhd	2,322,405	2,922,640
	Serba Dinamik Holdings Bhd	20	8
	Sime Darby Bhd	6,056,261	3,284,697
	Sime Darby Plantation Bhd	1,147,161	1,371,637
	Sunway Bhd	2,206,082	817,415
*	Supermax Corp. Bhd	263,300	441,177
	Telekom Malaysia Bhd	1,128,264	1,767,806
	Tenaga Nasional Bhd	1,488,550	3,546,656
	TIME dotCom Bhd	102,400	351,634
#	Top Glove Corp. Bhd	3,681,900	6,124,277
	United Plantations Bhd	77,000	271,378
	Westports Holdings Bhd	1,775,400	1,881,969
	Yinson Holdings Bhd	688,800	883,539
*	YTL Corp. Bhd	11,208,112	1,781,212
*	YTL Power International Bhd	191,821	31,051
TOTAL MALAYSIA			112,275,880
MEXICO — (2.0%)
	Alfa S.A.B. de C.V., Class A	8,597,258	5,397,664
#	America Movil S.A.B. de C.V.	24,212,118	16,122,514
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	109,448	1,445,808
	Arca Continental S.A.B. de C.V.	356,254	1,621,643
	Becle S.A.B. de C.V.	415,585	885,138
*	Cemex S.A.B. de C.V.	19,875,569	11,421,738
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	12,435	541,420
#	Coca-Cola Femsa S.A.B. de C.V.	415,925	1,816,768
*	Controladora Nemak SAB de CV	8,597,258	1,119,795

The Emerging Markets Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	207,419	$656,791
#	Fomento Economico Mexicano S.A.B. de C.V.	662,989	4,515,014
#	Gruma S.A.B. de C.V., Class B	399,962	4,390,041
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	9,376	935,631
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	466,141	4,687,106
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	8,201	1,285,179
	Grupo Bimbo S.A.B. de C.V., Class A	2,319,866	4,372,878
# *	Grupo Carso S.A.B. de C.V.	761,639	1,913,107
	Grupo Elektra S.A.B. de C.V.	89,366	6,052,989
*	Grupo Financiero Banorte S.A.B. de C.V., Class O	1,781,572	8,873,530
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	3,509,130	3,146,388
#	Grupo Mexico S.A.B. de C.V., Class B	3,350,437	14,459,884
*	Grupo Qumma S.A. de C.V., Class B	1,591	0
*	Grupo Televisa S.A.B., Sponsored ADR	221,037	1,659,988
*	Grupo Televisa S.A.B.	3,855,546	5,860,716
	Industrias Penoles S.A.B. de C.V.	265,570	3,964,570
*	Infraestructura Energetica Nova S.A.B. de C.V.	382,144	1,397,783
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	2,280,292	4,005,723
	Orbia Advance Corp. S.A.B. de C.V.	2,988,718	6,388,879
*	Organizacion Soriana S.A.B. de C.V., Class B	788,583	727,840
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	74,311	560,332
#	Wal-Mart de Mexico S.A.B. de C.V.	3,474,953	9,894,776
TOTAL MEXICO			130,121,633
PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	51,490	123,061
	Cementos Pacasmayo SAA, ADR	15,158	122,103
*	Cia de Minas Buenaventura SAA, ADR	97,880	996,419
	Credicorp, Ltd.	47,243	7,102,040
TOTAL PERU			8,343,623
PHILIPPINES — (0.8%)
	Aboitiz Equity Ventures, Inc.	1,142,670	944,834
	Aboitiz Power Corp.	1,440,600	718,272
	Alliance Global Group, Inc.	1,095,600	225,120
	Ayala Corp.	140,322	2,240,240
	Ayala Land, Inc.	4,890,318	3,819,784
	Bank of the Philippine Islands	1,230,042	2,030,938
	BDO Unibank, Inc.	1,553,962	3,244,840
	Emperador, Inc.	1,979,300	411,187
	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	31,315	1,262,462
	GT Capital Holdings, Inc.	33,386	369,707
	International Container Terminal Services, Inc.	1,261,170	3,105,396
	JG Summit Holdings, Inc.	3,123,489	3,935,704
	Jollibee Foods Corp.	458,570	1,690,808
	LT Group, Inc.	3,131,800	863,494
	Manila Electric Co.	142,650	772,873
	Megaworld Corp.	4,398,000	348,157
	Metro Pacific Investments Corp.	6,995,700	586,438
	Metropolitan Bank & Trust Co.	2,147,218	2,004,296
#	PLDT, Inc., Sponsored ADR	73,699	2,199,915
	PLDT, Inc.	116,550	3,179,654
	Puregold Price Club, Inc.	778,400	581,679
	Robinsons Land Corp.	1,727,582	679,477
	Robinsons Retail Holdings, Inc.	292,610	371,982
	San Miguel Corp.	1,400,030	3,555,932
	San Miguel Food and Beverage, Inc.	48,780	68,969

The Emerging Markets Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	SM Investments Corp.	112,003	$2,290,480
	SM Prime Holdings, Inc.	7,166,410	5,243,877
	Universal Robina Corp.	719,440	2,018,778
TOTAL PHILIPPINES			48,765,293
POLAND — (0.7%)
*	AmRest Holdings SE	27,910	211,650
	Asseco Poland SA	13,849	252,094
*	Bank Handlowy w Warszawie SA	23,971	248,814
*	Bank Millennium SA	83,525	87,411
*	Bank Polska Kasa Opieki SA	97,436	1,658,364
	Budimex SA	186	16,112
*	CD Projekt SA	46,198	3,767,412
	Cyfrowy Polsat SA	313,382	2,566,215
*	Dino Polska SA	47,075	3,305,922
	Grupa Lotos SA	117,511	1,213,021
# *	ING Bank Slaski SA	28,995	1,329,279
*	KGHM Polska Miedz SA	147,659	7,432,072
*	LPP SA	1,603	3,295,936
*	mBank SA	20,217	1,057,209
*	Orange Polska SA	921,255	1,621,676
*	PGE Polska Grupa Energetyczna SA	1,315,726	2,297,588
	Polski Koncern Naftowy Orlen SA	362,165	5,427,867
	Polskie Gornictwo Naftowe i Gazownictwo SA	1,110,257	1,680,477
*	Powszechna Kasa Oszczednosci Bank Polski SA	404,357	3,122,061
*	Powszechny Zaklad Ubezpieczen SA	334,322	2,668,553
*	Santander Bank Polska SA	28,518	1,379,962
TOTAL POLAND			44,639,695
QATAR — (0.3%)
	Commercial Bank PSQC (The)	303,869	355,932
	Industries Qatar QSC	217,341	719,366
	Masraf Al Rayan QSC	1,681,242	2,026,337
	Mesaieed Petrochemical Holding Co.	867,471	481,504
	Ooredoo QPSC	635,950	1,455,859
	Qatar Electricity & Water Co QSC	269,572	1,316,801
	Qatar Fuel QSC	206,836	1,059,528
	Qatar Gas Transport Co., Ltd.	2,205,985	1,998,732
	Qatar Islamic Bank SAQ	549,845	2,503,475
	Qatar National Bank QPSC	1,563,102	7,720,347
TOTAL QATAR			19,637,881
RUSSIA — (1.1%)
	Gazprom PJSC, Sponsored ADR	1,094,438	6,083,888
	Gazprom PJSC, Sponsored ADR	41,112	229,816
	Lukoil PJSC, Sponsored ADR	142,735	10,102,002
	Magnitogorsk Iron & Steel Works PJSC, GDR	194,494	1,714,458
*	Mail.Ru Group, Ltd., GDR	26,729	696,290
	MMC Norilsk Nickel PJSC, ADR	1,184	38,255
	MMC Norilsk Nickel PJSC, ADR	384,564	12,346,940
	Mobile TeleSystems PJSC, Sponsored ADR	399,633	3,596,697
	Novatek PJSC, GDR	7,446	1,242,506
	Novolipetskiy Metallurgicheskiy Kombinat PAO, GDR	44,257	1,230,973
	Novolipetskiy Metallurgicheskiy Kombinat PAO, GDR	113	3,150
	PhosAgro PJSC, GDR	83,207	1,302,028
	PhosAgro PJSC, GDR	2,148	33,681
	Polyus PJSC, GDR	18,709	1,768,936
	Polyus PJSC, GDR	1,468	138,359

The Emerging Markets Series
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	Rosneft Oil Co. PJSC, GDR	1,571	$9,737
	Rosneft Oil Co. PJSC, GDR	499,855	3,084,581
	Rostelecom PJSC, Sponsored ADR	9,232	73,441
	Rostelecom PJSC, Sponsored ADR	78,867	636,432
	RusHydro PJSC, ADR	6,421	6,389
	RusHydro PJSC, ADR	901,945	894,058
	Sberbank of Russia PJSC, Sponsored ADR	998,144	13,656,573
	Severstal PAO, GDR	86,064	1,437,178
	Severstal PAO, GDR	110	1,843
	Tatneft PJSC, Sponsored ADR	109,083	4,227,974
	Tatneft PJSC, Sponsored ADR	2,160	83,840
	VEON, Ltd., ADR	40,163	64,662
	VTB Bank PJSC, GDR	1,358,280	1,244,386
	VTB Bank PJSC, GDR	1,066,462	983,278
	X5 Retail Group NV, GDR	91,082	3,222,481
TOTAL RUSSIA			70,154,832
SAUDI ARABIA — (2.1%)
	Abdullah Al Othaim Markets Co.	53,471	1,775,160
	Advanced Petrochemical Co.	188,308	3,203,117
	Al Rajhi Bank	838,186	16,285,322
*	Alinma Bank	1,318,973	5,740,007
	Almarai Co. JSC	173,965	2,496,228
	Arab National Bank	145,332	786,361
	Arabian Centres Co., Ltd.	120,619	762,894
	Bank AlBilad	442,530	3,269,966
	Bank Al-Jazira	751,320	2,708,387
	Banque Saudi Fransi	164,798	1,475,769
*	Bupa Arabia for Cooperative Insurance Co.	82,265	2,561,957
*	Co. for Cooperative Insurance (The)	35,675	749,965
*	Dar Al Arkan Real Estate Development Co.	84,873	194,404
*	Etihad Etisalat Co.	1,003,769	7,643,271
	Jarir Marketing Co.	80,981	3,767,666
*	Mobile Telecommunications Co. Saudi Arabia	1,019,806	3,726,450
	Mouwasat Medical Services Co.	66,392	2,544,353
	National Commercial Bank	1,076,976	12,379,137
	National Petrochemical Co.	112,034	1,033,719
*	Rabigh Refining & Petrochemical Co.	392,375	1,461,955
	Riyad Bank	536,385	3,045,944
	SABIC Agri-Nutrients Co.	140,944	3,480,795
	Sahara International Petrochemical Co.	923,898	4,519,165
	Samba Financial Group	361,575	2,901,443
*	Saudi Arabian Mining Co.	465,598	5,197,295
	Saudi Basic Industries Corp.	385,171	10,518,052
	Saudi British Bank (The)	380,620	2,714,943
	Saudi Electricity Co.	444,399	2,620,561
	Saudi Industrial Investment Group	262,083	1,796,402
*	Saudi Investment Bank (The)	48,249	204,989
*	Saudi Kayan Petrochemical Co.	859,137	3,295,963
	Saudi Telecom Co.	439,273	13,235,758
	Savola Group (The)	396,367	4,154,107
	Southern Province Cement Co.	28,293	671,029
	Yanbu National Petrochemical Co.	162,486	2,771,850
TOTAL SAUDI ARABIA			135,694,384
SOUTH AFRICA — (4.0%)
	Absa Group, Ltd.	1,043,575	7,825,690
	African Rainbow Minerals, Ltd.	8,689	156,621

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Anglo American Platinum, Ltd.	40,658	$4,044,883
	AngloGold Ashanti, Ltd., Sponsored ADR	536,140	12,577,844
*	Aspen Pharmacare Holdings, Ltd.	696,347	6,573,613
	Bid Corp., Ltd.	370,728	6,156,250
#	Bidvest Group, Ltd. (The)	718,647	7,407,865
*	Capitec Bank Holdings, Ltd.	50,327	4,606,790
	Clicks Group, Ltd.	415,901	6,833,376
	Discovery, Ltd.	823,047	6,976,659
	Exxaro Resources, Ltd.	434,468	4,315,542
	FirstRand, Ltd.	3,320,895	10,430,109
	Gold Fields, Ltd., Sponsored ADR	1,772,263	16,535,214
	Impala Platinum Holdings, Ltd.	1,398,536	18,886,595
	Investec, Ltd.	538,365	1,362,104
	Kumba Iron Ore, Ltd.	61,550	2,465,792
	Mr. Price Group, Ltd.	333,862	3,793,618
	MTN Group, Ltd.	3,916,077	16,155,984
	MultiChoice Group, Ltd.	761,961	6,488,793
	Naspers, Ltd., Class N	138,289	31,990,283
	Nedbank Group, Ltd.	677,322	5,465,328
	NEPI Rockcastle P.L.C.	331,326	2,002,784
	Ninety One, Ltd.	298,265	912,836
*	Northam Platinum, Ltd.	469,241	5,829,572
#	Old Mutual, Ltd.	7,858,201	6,712,096
	Pepkor Holdings, Ltd.	189,137	184,030
	PSG Group, Ltd.	289,732	1,232,530
	Sanlam, Ltd.	1,916,935	7,304,190
*	Sasol, Ltd., Sponsored ADR	742,393	7,750,583
	Shoprite Holdings, Ltd.	806,339	7,452,424
	Sibanye Stillwater, Ltd.	2,688,752	10,206,969
	Sibanye Stillwater, Ltd., ADR	214,816	3,194,314
	Standard Bank Group, Ltd.	1,471,676	12,200,495
*	Steinhoff International Holdings NV	1,876,289	254,457
	Tiger Brands, Ltd.	383,036	5,034,401
	Vodacom Group, Ltd.	659,512	5,379,750
	Woolworths Holdings, Ltd.	1,514,334	4,486,550
TOTAL SOUTH AFRICA			261,186,934
SOUTH KOREA — (13.9%)
*	Alteogen, Inc.	9,725	1,149,014
	Amorepacific Corp.	20,758	4,137,519
	AMOREPACIFIC Group	19,744	1,039,663
	BGF retail Co., Ltd.	12,966	1,965,829
	BNK Financial Group, Inc.	103,423	508,012
	Bukwang Pharmaceutical Co., Ltd.	22,787	453,920
*	Celltrion Pharm, Inc.	5,475	855,417
# *	Celltrion, Inc.	68,995	19,916,262
	Cheil Worldwide, Inc.	121,186	2,086,024
	CJ CheilJedang Corp.	15,250	5,790,794
	CJ Corp.	33,931	2,854,743
	CJ ENM Co., Ltd.	21,045	2,869,296
*	CJ Logistics Corp.	11,638	1,744,901
	Com2uSCorp	8,699	1,241,280
*	Coway Co., Ltd.	59,427	3,690,686
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	71,856	1,567,582
	DB HiTek Co., Ltd.	9,251	505,125
	DB Insurance Co., Ltd.	133,456	4,387,345
*	DL E&C Co., Ltd.	28,811	2,871,787
	DL Holdings Co., Ltd	22,980	1,249,141
	Dongsuh Cos., Inc.	23,524	647,559

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Doosan Bobcat, Inc.	55,047	$1,483,669
*	Doosan Fuel Cell Co., Ltd.	57,714	2,865,784
*	Doosan Heavy Industries & Construction Co., Ltd.	491,790	5,138,209
# *	Doosan Infracore Co., Ltd.	339,079	2,465,305
	Douzone Bizon Co., Ltd.	32,183	2,867,174
	E-MART, Inc.	19,906	2,916,102
	Fila Holdings Corp.	55,474	2,116,077
*	Genexine, Inc.	7,064	590,118
	Green Cross Corp.	3,210	1,205,743
	GS Engineering & Construction Corp.	105,570	3,595,049
	GS Holdings Corp.	93,969	3,049,422
#	GS Retail Co., Ltd.	78,136	2,422,871
	Hana Financial Group, Inc.	408,047	11,896,371
# *	Hanall Biopharma Co., Ltd.	13,171	375,712
	Hanjin Kal Corp.	5,439	296,327
	Hankook Tire & Technology Co., Ltd.	137,855	5,053,692
	Hanmi Pharm Co., Ltd.	4,294	1,463,053
#	Hanmi Science Co., Ltd.	7,465	536,059
	Hanon Systems	157,208	2,339,059
	Hanssem Co., Ltd.	8,117	686,688
*	Hanwha Aerospace Co., Ltd.	50,714	1,842,736
	Hanwha Corp.	19,679	563,713
	Hanwha Solutions Corp.	121,295	5,396,422
*	Helixmith Co., Ltd.	9,329	212,529
	Hite Jinro Co., Ltd.	39,010	1,109,294
# *	HLB, Inc.	31,752	2,551,257
*	HMM Co., Ltd	141,234	1,724,569
#	Hotel Shilla Co., Ltd.	30,065	2,181,277
*	Hugel, Inc.	3,911	684,522
	Hyosung Corp.	5,168	341,735
	Hyundai Department Store Co., Ltd.	6,109	427,010
	Hyundai Elevator Co., Ltd.	26,047	984,544
	Hyundai Engineering & Construction Co., Ltd.	80,716	2,899,755
	Hyundai Glovis Co., Ltd.	30,489	5,170,387
	Hyundai Heavy Industries Holdings Co., Ltd.	10,120	2,126,551
	Hyundai Marine & Fire Insurance Co., Ltd.	236,365	4,193,316
	Hyundai Mobis Co., Ltd.	41,761	11,834,610
	Hyundai Motor Co.	59,607	12,153,347
*	Hyundai Rotem Co., Ltd.	25,822	442,062
	Hyundai Steel Co.	90,533	3,132,283
	Iljin Materials Co., Ltd.	12,480	793,234
*	Industrial Bank of Korea	284,364	1,987,977
*	Kakao Corp.	14,217	5,585,097
	Kangwon Land, Inc.	67,450	1,417,636
*	KB Financial Group, Inc.	270,380	9,762,126
# *	KB Financial Group, Inc., ADR	31,200	1,131,312
	KCC Corp.	1,556	275,763
*	KCC Glass Corp.	1,840	59,157
	Kia Motors Corp.	143,190	10,494,125
	KIWOOM Securities Co., Ltd.	26,929	3,388,098
# *	KMW Co., Ltd.	22,899	1,572,472
	Korea Aerospace Industries, Ltd.	37,044	1,027,695
# *	Korea Electric Power Corp., Sponsored ADR	76,175	783,079
*	Korea Electric Power Corp.	108,108	2,205,930
	Korea Gas Corp.	35,496	984,225
	Korea Investment Holdings Co., Ltd.	76,917	5,580,533
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	42,167	3,532,004
	Korea Zinc Co., Ltd.	11,816	4,263,508
*	Korean Air Lines Co., Ltd.	252,448	6,463,086

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	KT Corp., Sponsored ADR	82,100	$863,692
*	KT&G Corp.	92,324	6,605,465
	Kumho Petrochemical Co., Ltd.	21,144	4,644,597
	LEENO Industrial, Inc.	10,832	1,478,888
	LG Chem, Ltd.	20,406	16,644,210
	LG Corp.	74,645	6,600,603
# *	LG Display Co., Ltd., ADR	421,409	4,070,811
*	LG Display Co., Ltd.	414,500	8,057,437
	LG Electronics, Inc.	236,341	32,266,085
	LG Household & Health Care, Ltd.	7,501	10,441,856
	LG Innotek Co., Ltd.	29,642	5,272,026
	LG Uplus Corp.	528,937	5,642,721
	Lotte Chemical Corp.	14,183	3,298,471
	Lotte Corp.	33,271	964,479
	LOTTE Fine Chemical Co., Ltd.	16,315	791,241
	Lotte Shopping Co., Ltd.	11,885	1,119,080
	LS Corp.	6,759	387,179
	LS Electric Co., Ltd.	22,156	1,211,818
	Macquarie Korea Infrastructure Fund	354,929	3,408,342
	Mando Corp.	53,819	3,312,392
	Medy-Tox, Inc.	1,262	136,875
	Meritz Financial Group, Inc.	30,072	256,382
	Meritz Fire & Marine Insurance Co., Ltd.	183,278	2,590,013
	Meritz Securities Co., Ltd.	519,143	1,632,997
	Mirae Asset Daewoo Co., Ltd.	456,777	3,868,579
	NAVER Corp.	55,090	16,809,672
	NCSoft Corp.	10,480	8,879,179
*	Netmarble Corp.	4,549	532,854
	NH Investment & Securities Co., Ltd.	146,022	1,438,731
*	NHN Corp.	6,354	395,733
	NongShim Co., Ltd.	2,415	608,675
*	OCI Co., Ltd.	7,694	676,629
	Orion Corp.	8,589	920,813
	Ottogi Corp.	1,318	659,864
*	Pan Ocean Co., Ltd.	328,861	1,337,323
# *	Pearl Abyss Corp.	9,400	2,643,535
	POSCO, Sponsored ADR	36,711	2,011,396
	POSCO	62,841	13,793,969
	POSCO Chemical Co., Ltd.	14,478	1,733,463
	Posco International Corp.	84,360	1,244,712
	S-1 Corp.	27,240	1,963,530
*	Samsung Biologics Co., Ltd.	4,034	2,856,047
	Samsung C&T Corp.	45,529	5,275,896
	Samsung Card Co., Ltd.	26,138	692,963
	Samsung Electro-Mechanics Co., Ltd.	66,506	12,096,661
	Samsung Electronics Co., Ltd., GDR	2,050	3,765,335
	Samsung Electronics Co., Ltd.	4,252,193	310,864,928
*	Samsung Engineering Co., Ltd.	275,085	3,034,193
	Samsung Fire & Marine Insurance Co., Ltd.	43,350	6,507,311
*	Samsung Heavy Industries Co., Ltd.	485,111	2,691,106
	Samsung Life Insurance Co., Ltd.	56,944	3,589,951
	Samsung SDI Co., Ltd.	15,984	10,442,358
	Samsung SDS Co., Ltd.	22,002	3,831,326
	Samsung Securities Co., Ltd.	67,148	2,264,355
	Seegene, Inc.	11,033	1,609,623
	SFA Engineering Corp.	3,415	115,132
*	Shinhan Financial Group Co., Ltd.	354,020	9,708,839
*	Shinhan Financial Group Co., Ltd., ADR	56,372	1,559,813
	Shinsegae, Inc.	13,338	2,786,452

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SK Holdings Co., Ltd.	28,479	$7,913,818
	SK Hynix, Inc.	528,382	57,689,015
	SK Innovation Co., Ltd.	44,228	11,041,301
	SK Materials Co., Ltd.	8,101	2,226,848
	SK Networks Co., Ltd.	438,461	2,022,484
	SK Telecom Co., Ltd.	14,801	3,227,932
	SKC Co., Ltd.	22,835	2,465,620
#	S-Oil Corp.	32,131	1,960,762
*	Solus Advanced Materials Co., Ltd.	28,141	1,177,295
	Soulbrain Co., Ltd.	4,534	1,084,970
#	Ssangyong Cement Industrial Co., Ltd.	189,600	1,091,832
*	WONIK IPS Co., Ltd.	25,087	1,068,282
*	Woori Financial Group, Inc.	681,189	5,359,552
*	Youngone Corp.	6,063	191,357
	Yuhan Corp.	54,321	3,186,215
TOTAL SOUTH KOREA			902,789,248
TAIWAN — (14.1%)
	Accton Technology Corp.	589,000	5,653,880
	Acer, Inc.	3,172,811	3,055,372
	Advantech Co., Ltd.	199,190	2,456,243
	Airtac International Group	59,518	2,117,600
#	ASE Technology Holding Co., Ltd., ADR	27,294	181,780
	ASE Technology Holding Co., Ltd.	2,484,782	8,182,168
	Asia Cement Corp.	4,148,758	5,921,355
	ASMedia Technology, Inc.	2,000	135,269
	ASPEED Technology, Inc.	2,000	141,744
	Asustek Computer, Inc.	612,180	6,255,619
# *	AU Optronics Corp.	9,503,873	4,997,497
	Catcher Technology Co., Ltd.	1,138,429	8,027,730
	Cathay Financial Holding Co., Ltd.	4,160,340	5,917,711
	Chailease Holding Co., Ltd.	1,429,811	7,902,803
	Chang Hwa Commercial Bank, Ltd.	8,078,469	4,770,147
	Cheng Shin Rubber Industry Co., Ltd.	2,962,965	4,218,160
	Chicony Electronics Co., Ltd.	1,002,497	3,091,400
*	China Airlines, Ltd.	8,817,536	3,453,037
	China Development Financial Holding Corp.	15,465,121	4,919,591
	China Life Insurance Co., Ltd.	3,520,188	2,850,790
	China Steel Corp.	14,663,932	12,005,687
	Chipbond Technology Corp.	1,103,000	2,714,229
	Chroma ATE, Inc.	549,000	3,688,860
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	148,957	5,764,636
	Chunghwa Telecom Co., Ltd.	881,000	3,400,384
	Compal Electronics, Inc.	4,887,541	3,738,375
	CTBC Financial Holding Co., Ltd.	17,657,175	11,961,991
	Delta Electronics, Inc.	1,328,486	13,371,962
	E Ink Holdings, Inc.	271,000	472,615
	E.Sun Financial Holding Co., Ltd.	13,493,049	11,371,038
	Eclat Textile Co., Ltd.	228,402	3,300,294
	Eternal Materials Co., Ltd.	808,591	958,619
	Eva Airways Corp.	4,321,758	1,934,811
*	Evergreen Marine Corp. Taiwan, Ltd.	3,990,222	4,434,958
	Far Eastern International Bank	424,000	155,180
	Far Eastern New Century Corp.	3,805,085	3,524,160
	Far EasTone Telecommunications Co., Ltd.	2,757,000	5,904,098
	Feng TAY Enterprise Co., Ltd.	356,559	2,282,061
	First Financial Holding Co., Ltd.	9,843,935	7,092,597
	Formosa Chemicals & Fibre Corp.	1,491,518	4,122,086
#	Formosa Petrochemical Corp.	456,000	1,447,036

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosa Plastics Corp.	1,582,153	$4,913,403
#	Formosa Sumco Technology Corp.	115,000	524,970
#	Formosa Taffeta Co., Ltd.	604,000	626,723
	Foxconn Technology Co., Ltd.	1,155,627	3,078,879
	Fubon Financial Holding Co., Ltd.	4,501,233	7,308,650
	General Interface Solution Holding, Ltd.	378,000	1,514,447
#	Genius Electronic Optical Co., Ltd.	130,695	2,239,252
	Giant Manufacturing Co., Ltd.	435,506	4,225,437
	Globalwafers Co., Ltd.	293,000	6,436,502
	Highwealth Construction Corp.	718,841	1,091,950
	Hiwin Technologies Corp.	395,974	5,585,508
	Hon Hai Precision Industry Co., Ltd.	5,816,322	23,132,120
	Hotai Motor Co., Ltd.	240,000	4,836,250
	Hua Nan Financial Holdings Co., Ltd.	9,664,004	5,918,331
#	Innolux Corp.	8,943,241	4,154,913
	Inventec Corp.	4,304,550	3,573,988
	ITEQ Corp.	142,455	680,032
	King's Town Bank Co., Ltd.	329,000	445,245
#	Largan Precision Co., Ltd.	75,860	7,940,305
	Lien Hwa Industrial Holdings Corp.	101,824	146,942
	Lite-On Technology Corp.	3,476,410	6,808,687
#	Macronix International	3,117,074	4,356,447
	MediaTek, Inc.	600,995	18,771,266
	Mega Financial Holding Co., Ltd.	5,918,369	5,944,135
	Merida Industry Co., Ltd.	184,287	1,741,112
	Micro-Star International Co., Ltd.	1,129,000	5,242,120
	momo.com, Inc.	33,000	927,429
	Nan Ya Plastics Corp.	2,134,599	5,001,689
	Nan Ya Printed Circuit Board Corp.	13,000	104,598
	Nanya Technology Corp.	1,496,010	4,254,739
	Nien Made Enterprise Co., Ltd.	289,000	3,804,424
#	Novatek Microelectronics Corp.	656,000	9,198,808
*	Oneness Biotech Co., Ltd.	48,000	314,340
#	Parade Technologies, Ltd.	65,000	2,787,020
	Pegatron Corp.	2,840,345	7,947,986
	Phison Electronics Corp.	239,000	3,212,272
	Pou Chen Corp.	3,253,487	3,246,967
	Powertech Technology, Inc.	1,763,819	6,115,802
	Poya International Co., Ltd.	55,275	1,142,130
#	President Chain Store Corp.	484,831	4,619,681
	Qisda Corp.	2,157,000	2,201,425
	Quanta Computer, Inc.	3,319,000	9,548,507
	Radiant Opto-Electronics Corp.	717,000	2,937,271
	Realtek Semiconductor Corp.	256,950	4,133,457
	Ruentex Development Co., Ltd.	642,345	886,442
	Ruentex Industries, Ltd.	97,109	236,189
	Shanghai Commercial & Savings Bank, Ltd. (The)	178,000	237,261
	Shin Kong Financial Holding Co., Ltd.	13,161,761	3,777,085
	Silergy Corp.	32,000	2,983,927
	Simplo Technology Co., Ltd.	294,000	3,772,655
	Sinbon Electronics Co., Ltd.	8,000	71,482
	Sino-American Silicon Products, Inc.	1,360,000	7,327,917
	SinoPac Financial Holdings Co., Ltd.	13,065,623	5,107,787
#	Standard Foods Corp.	713,418	1,439,184
	Synnex Technology International Corp.	1,548,343	2,495,253
#	TA Chen Stainless Pipe	1,710,308	1,530,581
	Taichung Commercial Bank Co., Ltd.	1,571,898	597,271
	Taishin Financial Holding Co., Ltd.	14,469,808	6,450,794
#	Taiwan Business Bank	7,535,685	2,447,818

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Cement Corp.	7,512,034	$10,752,243
	Taiwan Cooperative Financial Holding Co., Ltd.	10,736,127	7,340,568
	Taiwan FamilyMart Co., Ltd.	57,000	528,685
	Taiwan Fertilizer Co., Ltd.	234,000	419,740
# *	Taiwan Glass Industry Corp.	638,375	362,576
	Taiwan High Speed Rail Corp.	1,160,000	1,196,504
	Taiwan Mobile Co., Ltd.	1,870,300	6,421,792
	Taiwan Secom Co., Ltd.	391,670	1,207,961
	Taiwan Semiconductor Manufacturing Co., Ltd.	17,120,808	361,820,742
# *	Tatung Co., Ltd.	743,000	668,949
#	Teco Electric and Machinery Co., Ltd.	2,514,000	2,406,293
	Tripod Technology Corp.	680,870	3,113,199
	Unimicron Technology Corp.	1,923,000	5,918,532
	Uni-President Enterprises Corp.	5,022,033	12,190,666
	United Microelectronics Corp.	8,032,000	14,391,442
#	Vanguard International Semiconductor Corp.	795,000	3,156,138
	Voltronic Power Technology Corp.	107,224	4,884,670
	Walsin Lihwa Corp.	3,019,000	1,771,413
#	Walsin Technology Corp.	507,000	3,980,611
	Wan Hai Lines, Ltd.	881,800	1,343,407
	Win Semiconductors Corp.	338,034	4,962,640
#	Winbond Electronics Corp.	5,375,407	5,059,088
	Wintek Corp.	604,760	7,410
	Wistron Corp.	5,426,699	6,046,771
	Wiwynn Corp.	35,000	1,027,768
	WPG Holdings, Ltd.	2,842,039	4,358,187
	Yageo Corp.	303,682	6,199,633
	Yuanta Financial Holding Co., Ltd.	12,911,398	9,151,988
*	Yulon Motor Co., Ltd.	19,000	27,657
	Zhen Ding Technology Holding, Ltd.	971,700	3,941,561
TOTAL TAIWAN			914,652,212
THAILAND — (1.9%)
	Advanced Info Service PCL	1,043,200	5,995,002
	Airports of Thailand PCL	1,705,300	3,390,089
	B Grimm Power PCL	755,900	1,288,035
	Bangkok Bank PCL	207,800	788,015
	Bangkok Bank PCL	239,500	908,227
	Bangkok Dusit Medical Services PCL, Class F	8,241,500	5,699,935
	Bangkok Expressway & Metro PCL	8,962,899	2,440,616
	Banpu PCL	678,450	235,746
	Banpu Power PCL	310,400	177,342
	Berli Jucker PCL	1,669,800	1,855,023
	BTS Group Holdings PCL	3,289,100	1,038,490
	Bumrungrad Hospital PCL	811,000	3,400,618
	Carabao Group PCL, Class F	264,200	1,284,367
	Central Pattana PCL	1,555,300	2,546,265
*	Central Retail Corp. PCL	656,650	674,640
	Charoen Pokphand Foods PCL	4,463,600	4,063,919
*	CP ALL PCL	5,048,900	9,657,518
	Delta Electronics Thailand PCL	152,400	2,688,513
	Electricity Generating PCL	195,600	1,166,542
	Energy Absolute PCL	1,177,500	2,557,217
	Global Power Synergy PCL, Class F	398,000	1,040,545
	Home Product Center PCL	5,122,113	2,344,569
	Indorama Ventures PCL	1,424,400	1,665,687
	Intouch Holdings PCL	281,586	526,857
	Intouch Holdings PCL, Class F	625,800	1,170,892
	IRPC PCL	8,653,000	982,967

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Kasikornbank PCL	759,900	$3,224,434
	Kasikornbank PCL	82,200	348,794
	Krung Thai Bank PCL	3,297,887	1,278,165
	Krungthai Card PCL	841,100	1,826,645
	Land & Houses PCL	7,526,900	1,961,571
	Land & Houses PCL	1,091,740	284,516
*	Minor International PCL	2,092,783	1,734,080
	MK Restaurants Group PCL	503,500	841,129
*	Muangthai Capital PCL	954,200	2,096,179
	Osotspa PCL	658,600	786,667
	PTT Exploration & Production PCL	1,758,055	6,079,475
	PTT Global Chemical PCL	1,777,472	3,503,871
	PTT PCL	7,677,900	9,683,953
	Ratch Group PCL	616,200	1,019,108
	Siam Cement PCL (The)	370,900	4,684,270
	Siam Cement PCL (The)	105,800	1,336,198
	Siam Commercial Bank PCL (The)	425,166	1,338,854
	Siam Global House PCL	2,637,455	1,832,912
	Srisawad Corp. PCL	1,440,172	3,223,907
	Thai Oil PCL	1,279,400	2,329,679
	Thai Union Group PCL, Class F	6,225,040	2,870,216
	Tisco Financial Group PCL	419,200	1,292,055
	TMB Bank PCL	26,912,667	989,106
	TOA Paint Thailand PCL	943,300	1,008,540
	Total Access Communication PCL	1,066,300	1,157,860
	Total Access Communication PCL	563,300	611,669
	True Corp. PCL	35,598,931	3,806,100
	TTW PCL	1,570,700	640,245
	VGI PCL	1,872,500	419,170
	WHA Corp. PCL	4,552,600	459,367
TOTAL THAILAND			122,256,371
TURKEY — (0.5%)
*	Akbank T.A.S.	2,813,884	2,434,953
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	250,784	848,475
*	Arcelik A.S.	197,804	889,873
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	425,662	1,005,125
	BIM Birlesik Magazalar A.S.	365,995	3,601,873
*	Coca-Cola Icecek A.S.	140,102	1,413,015
	Enerjisa Enerji A.S.	280,258	452,109
	Enka Insaat ve Sanayi A.S.	724,135	769,073
	Eregli Demir ve Celik Fabrikalari TAS	482,167	942,173
	Ford Otomotiv Sanayi A.S.	57,714	1,131,138
# *	Gubre Fabrikalari TAS	34,802	343,728
	KOC Holding A.S.	319,003	873,560
# *	Koza Altin Isletmeleri A.S.	67,645	1,061,495
# *	Petkim Petrokimya Holding A.S.	1,622,872	1,109,453
*	Sasa Polyester Sanayi A.S.	182,558	638,292
	Tofas Turk Otomobil Fabrikasi A.S.	237,719	1,170,717
*	Turk Hava Yollari AO	1,537,126	2,535,851
#	Turk Telekomunikasyon A.S.	536,022	577,559
#	Turkcell Iletisim Hizmetleri A.S.	1,084,914	2,375,790
# *	Turkiye Garanti Bankasi A.S.	2,453,224	3,107,554
# *	Turkiye Halk Bankasi A.S.	513,467	368,434
*	Turkiye Is Bankasi A.S., Class C	1,702,600	1,420,463
*	Turkiye Petrol Rafinerileri A.S.	52,681	712,179
	Turkiye Sise ve Cam Fabrikalari A.S.	758,983	747,635
# *	Turkiye Vakiflar Bankasi TAO, Class D	1,370,696	806,613

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Yapi ve Kredi Bankasi A.S.	3,249,838	$1,264,162
TOTAL TURKEY			32,601,292
UNITED ARAB EMIRATES — (0.3%)
	Abu Dhabi Commercial Bank PJSC	923,340	1,614,029
	Abu Dhabi Islamic Bank PJSC	819,975	1,116,259
	Aldar Properties PJSC	3,927,618	3,733,483
	Dubai Islamic Bank PJSC	2,162,849	2,953,976
*	Emaar Malls PJSC	1,305,412	641,646
*	Emaar Properties PJSC	1,017,629	1,050,144
	Emirates NBD Bank PJSC	614,795	1,971,449
	Emirates Telecommunications Group Co. PJSC	726,338	3,922,752
	First Abu Dhabi Bank PJSC	892,191	3,639,521
*	International Holdings Co. PJSC	23,685	296,026
TOTAL UNITED ARAB EMIRATES			20,939,285
TOTAL COMMON STOCKS			6,354,218,239
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.7%)
	Alpargatas SA	122,900	872,434
	Banco Bradesco SA	1,861,354	8,416,474
*	Braskem SA, Class A	88,139	390,161
	Centrais Eletricas Brasileiras SA, Class B	150,746	791,834
	Cia de Transmissao de Energia Eletrica Paulista	122,300	588,991
	Cia Energetica de Minas Gerais	672,327	1,683,459
	Cia Paranaense de Energia	86,999	1,037,996
	Gerdau SA	1,047,321	4,450,454
	Itau Unibanco Holding SA	1,846,900	9,566,317
	Lojas Americanas SA	651,281	2,867,522
	Petroleo Brasileiro SA	3,525,848	17,199,416
TOTAL BRAZIL			47,865,058
CHILE — (0.0%)
	Embotelladora Andina SA, Class B	430,906	1,091,090
COLOMBIA — (0.1%)
	Banco Davivienda SA	117,198	1,106,631
	Grupo Argos SA	41,546	119,900
	Grupo Aval Acciones y Valores SA	3,126,389	1,014,389
	Grupo de Inversiones Suramericana SA	109,438	628,601
TOTAL COLOMBIA			2,869,521
SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	1,205	44,419
TOTAL PREFERRED STOCKS			51,870,088
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Lojas Americanas SA Rights 02/04/21	1,398	876
*	Lojas Americanas SA Rights 02/04/21	6,138	5,161
TOTAL BRAZIL			6,037
CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	25,976	0

The Emerging Markets Series
CONTINUED
		Shares	Value»

SOUTH KOREA — (0.0%)
*	Hanwha Solutions Corp. Rights 02/25/21	18,981	$83,146
*	Korean Air Lines Co., Ltd. Rights 03/05/21	199,989	1,716,337
TOTAL SOUTH KOREA			1,799,483
THAILAND — (0.0%)
*	Srisawad Corp. P.C.L. Warrants 8/29/25	72,947	41,189
TOTAL RIGHTS/WARRANTS			1,846,709
TOTAL INVESTMENT SECURITIES (Cost $3,527,004,427)			6,407,935,036

			Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@ §	The DFA Short Term Investment Fund	6,669,449	77,172,200
TOTAL INVESTMENTS — (100.0%)
(Cost $3,604,157,929)^^			$6,485,107,236

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2021, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	03/19/21	$40,725,158	$43,098,250	$2,373,092
S&P 500® Emini Index	193	03/19/21	35,829,149	35,755,180	(73,969)
Total Futures Contracts			$76,554,307	$78,853,430	$2,299,123
Summary of the Series' investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$248,085,809	—	—	$248,085,809
Chile	20,665,846	$18,510,026	—	39,175,872
China	540,619,401	1,878,381,922	—	2,419,001,323
Colombia	15,004,586	—	—	15,004,586
Czech Republic	—	5,938,974	—	5,938,974
Egypt	3,042	4,322,948	—	4,325,990
Greece	—	14,721,398	—	14,721,398
Hong Kong	—	18,179,301	—	18,179,301

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Hungary	—	$20,830,245	—	$20,830,245
India	$36,477,674	613,979,532	—	650,457,206
Indonesia	284,526	94,154,446	—	94,438,972
Malaysia	—	112,275,880	—	112,275,880
Mexico	130,121,633	—	—	130,121,633
Peru	8,343,623	—	—	8,343,623
Philippines	2,199,915	46,565,378	—	48,765,293
Poland	—	44,639,695	—	44,639,695
Qatar	—	19,637,881	—	19,637,881
Russia	10,812,496	59,342,336	—	70,154,832
Saudi Arabia	—	135,694,384	—	135,694,384
South Africa	40,057,955	221,128,979	—	261,186,934
South Korea	13,291,890	889,497,358	—	902,789,248
Taiwan	5,946,416	908,705,796	—	914,652,212
Thailand	122,256,371	—	—	122,256,371
Turkey	—	32,601,292	—	32,601,292
United Arab Emirates	—	20,939,285	—	20,939,285
Preferred Stocks
Brazil	47,865,058	—	—	47,865,058
Chile	—	1,091,090	—	1,091,090
Colombia	2,869,521	—	—	2,869,521
South Korea	—	44,419	—	44,419
Rights/Warrants
Brazil	—	6,037	—	6,037
South Korea	—	1,799,483	—	1,799,483
Thailand	—	41,189	—	41,189
Securities Lending Collateral	—	77,172,200	—	77,172,200
Futures Contracts**	2,299,123	—	—	2,299,123
TOTAL	$1,247,204,885	$5,240,201,474	—	$6,487,406,359
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Tax-Managed U.S. Marketwide Value Series
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (14.2%)
	Activision Blizzard, Inc.	496,359	$45,168,669
# *	AMC Networks, Inc., Class A	6,800	336,056
	AT&T, Inc.	6,810,545	194,985,903
	ATN International, Inc.	684	29,535
*	Cars.com, Inc.	39,542	459,083
# *	Charter Communications, Inc., Class A	339,394	206,202,219
	Comcast Corp., Class A	5,581,653	276,682,539
# *	Consolidated Communications Holdings, Inc.	10,700	65,323
*	Discovery, Inc., Class B	1,186	53,287
*	Discovery, Inc., Class C	136,284	4,774,029
*	DISH Network Corp., Class A	83,975	2,436,954
	Entravision Communications Corp., Class A	38,094	121,901
	EW Scripps Co. (The), Class A	81,265	1,203,535
#	Fox Corp., Class A	211,170	6,584,281
*	Fox Corp., Class B	104,154	3,113,163
# *	Gannett Co., Inc.	53,152	238,121
*	Gray Television, Inc.	54,374	927,077
*	Hemisphere Media Group, Inc.	18,877	197,076
*	IAC/InterActiveCorp	23,037	4,836,618
*	IMAX Corp.	18,300	345,870
	Interpublic Group of Cos., Inc. (The)	30,820	741,837
*	Iridium Communications, Inc.	51,500	2,537,405
	John Wiley & Sons, Inc., Class A	23,898	1,089,988
*	Liberty Broadband Corp.	2,882	431,724
*	Liberty Broadband Corp., Class A	24,095	3,497,871
*	Liberty Broadband Corp., Class C	139,025	20,304,601
*	Liberty Latin America, Ltd., Class A	4,700	47,423
# *	Liberty Latin America, Ltd., Class C	4,641	45,899
# *	Liberty Media Corp.-Liberty Braves, Class A	7,613	208,292
*	Liberty Media Corp.-Liberty Braves, Class B	762	27,508
*	Liberty Media Corp.-Liberty Braves, Class C	16,901	452,609
# *	Liberty Media Corp.-Liberty Formula One, Class A	17,043	617,809
*	Liberty Media Corp.-Liberty Formula One, Class C	44,409	1,786,574
*	Liberty Media Corp.-Liberty SiriusXM, Class A	96,383	3,895,801
# *	Liberty Media Corp.-Liberty SiriusXM, Class B	4,953	208,868
*	Liberty Media Corp.-Liberty SiriusXM, Class C	208,025	8,437,494
*	Lions Gate Entertainment Corp., Class B	1	12
	Lumen Technologies, Inc.	539,862	6,683,492
*	Madison Square Garden Entertainment Corp.	9,852	874,365
#	Marcus Corp. (The)	7,499	131,982
*	Match Group, Inc.	49,723	6,954,259
#	Meredith Corp.	44,176	968,780
# *	MSG Networks, Inc., Class A	29,558	510,467
	News Corp., Class A	402,247	7,803,592
	News Corp., Class B	99,903	1,886,169
	Nexstar Media Group, Inc., Class A	51,781	5,885,946
*	ORBCOMM, Inc.	45,543	341,117
# *	Reading International, Inc., Class A	8,800	49,720
	Saga Communications, Inc., Class A	8,693	195,592
	Scholastic Corp.	21,511	554,338
	Spok Holdings, Inc.	9,322	103,661
	TEGNA, Inc.	184,139	2,951,748
	Telephone and Data Systems, Inc.	90,571	1,698,206
*	T-Mobile US, Inc.	282,437	35,609,657

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Tribune Publishing Co.	900	$13,149
# *	TripAdvisor, Inc.	17,950	555,911
*	United States Cellular Corp.	12,191	380,115
	ViacomCBS, Inc., Class A	14,300	695,838
*	Vonage Holdings Corp.	85,934	1,072,456
*	Walt Disney Co. (The)	498,715	83,868,902
*	Zillow Group, Inc., Class A	26,410	3,663,595
# *	Zillow Group, Inc., Class C	65,484	8,543,043
*	Zynga, Inc., Class A	640,800	6,350,328
TOTAL COMMUNICATION SERVICES			971,439,382
CONSUMER DISCRETIONARY — (7.2%)
# *	1-800-Flowers.com, Inc., Class A	44,330	1,362,261
*	Aaron's Co., Inc. (The)	29,215	494,902
	Acushnet Holdings Corp.	2,067	84,375
*	Adtalem Global Education, Inc.	59,964	2,314,011
	Advance Auto Parts, Inc.	20,070	2,993,240
*	American Axle & Manufacturing Holdings, Inc.	91,765	808,450
#	American Eagle Outfitters, Inc.	173,750	3,942,387
*	American Outdoor Brands, Inc.	16,076	305,122
	Aramark	136,783	4,690,289
*	Asbury Automotive Group, Inc.	6,182	881,615
#	Autoliv, Inc.	53,413	4,738,267
*	AutoNation, Inc.	58,352	4,159,331
*	Barnes & Noble Education, Inc.	20,210	118,431
	Bassett Furniture Industries, Inc.	2,900	56,202
*	Beazer Homes USA, Inc.	4,326	71,898
	Best Buy Co., Inc.	15,363	1,671,802
#	Big 5 Sporting Goods Corp.	10,801	140,629
*	Biglari Holdings, Inc., Class B	8	918
# *	BJ's Restaurants, Inc.	20,458	956,207
# *	Boot Barn Holdings, Inc.	32,500	1,860,300
	BorgWarner, Inc.	203,984	8,565,288
	Brunswick Corp.	63,040	5,450,438
# *	Build-A-Bear Workshop, Inc.	25,874	145,153
	Caleres, Inc.	53,097	802,296
	Callaway Golf Co.	108,543	3,027,264
	Canterbury Park Holding Corp.	2,755	37,055
*	Capri Holdings, Ltd.	129,788	5,406,968
	Carnival Corp.	139,546	2,605,324
	Carriage Services, Inc.	20,916	692,738
*	Carrols Restaurant Group, Inc.	35,900	220,426
*	Cavco Industries, Inc.	7,600	1,433,816
*	Century Communities, Inc.	14,709	690,440
#	Chico's FAS, Inc.	32,500	71,825
*	Chuy's Holdings, Inc.	12,152	426,292
	Citi Trends, Inc.	5,815	343,085
#	Columbia Sportswear Co.	1,785	156,116
# *	Conn's, Inc.	25,450	400,329
	Cooper Tire & Rubber Co.	55,558	2,041,757
	Core-Mark Holding Co., Inc.	96,236	2,951,558
	Culp, Inc.	10,036	154,855
	Dana, Inc.	112,665	2,181,194
*	Deckers Outdoor Corp.	9,229	2,694,683
*	Delta Apparel, Inc.	7,532	150,791
#	Dick's Sporting Goods, Inc.	83,076	5,566,923
	Dillard's, Inc., Class A	75,900	6,664,779
*	Dorman Products, Inc.	9,311	845,718
	DR Horton, Inc.	225,681	17,332,301

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Educational Development Corp.	3,358	$45,501
*	El Pollo Loco Holdings, Inc.	4,415	89,845
#	Escalade, Inc.	277	5,775
	Ethan Allen Interiors, Inc.	23,817	563,272
	Expedia Group, Inc.	1	124
	Extended Stay America, Inc.	90,395	1,326,999
*	Fiesta Restaurant Group, Inc.	10,900	164,154
*	Flanigan's Enterprises, Inc.	865	20,215
	Flexsteel Industries, Inc.	2,068	70,560
	Foot Locker, Inc.	102,986	4,512,847
	Ford Motor Co.	2,868,969	30,210,244
# *	Fossil Group, Inc.	600	8,700
	General Motors Co.	1,095,598	55,524,907
*	Genesco, Inc.	6,456	250,557
	Gentex Corp.	145,810	4,819,020
*	Gentherm, Inc.	37,081	2,271,582
# *	G-III Apparel Group, Ltd.	31,225	844,324
	Goodyear Tire & Rubber Co. (The)	267,257	2,819,561
	Graham Holdings Co., Class B	5,780	3,283,676
*	Green Brick Partners, Inc.	2,594	51,621
	Group 1 Automotive, Inc.	57,936	7,973,152
#	Guess?, Inc.	59,800	1,388,556
#	Hamilton Beach Brands Holding Co., Class A	10,413	199,825
	Harley-Davidson, Inc.	3,372	135,183
#	Haverty Furniture Cos., Inc.	33,479	1,094,429
# *	Helen of Troy, Ltd.	61,653	15,058,745
# *	Hibbett Sports, Inc.	20,800	1,174,160
	Hooker Furniture Corp.	14,814	446,346
#	Hyatt Hotels Corp., Class A	14,601	958,702
#	International Game Technology P.L.C.	7,100	114,381
*	J Alexander's Holdings, Inc.	2,666	19,568
	Johnson Outdoors, Inc., Class A	15,588	1,699,560
	KB Home	30,800	1,282,512
	Kohl's Corp.	144,069	6,347,680
*	Lakeland Industries, Inc.	9,887	274,859
	La-Z-Boy, Inc.	56,332	2,181,175
	LCI Industries	10,111	1,308,161
	Lear Corp.	51,273	7,729,917
	Lennar Corp., Class A	224,100	18,633,915
	Lennar Corp., Class B	12,506	837,152
	Lifetime Brands, Inc.	16,431	228,391
	Lithia Motors, Inc., Class A	34,933	11,132,448
*	LKQ Corp.	208,413	7,313,212
*	M/I Homes, Inc.	37,930	1,872,604
	Macy's, Inc.	62,400	938,496
*	MarineMax, Inc.	29,164	1,219,930
	Marriott Vacations Worldwide Corp.	11,331	1,390,994
»	Media General, Inc.	25,196	2,363
*	Meritage Homes Corp.	28,156	2,259,801
	MGM Resorts International	227,871	6,507,996
*	Modine Manufacturing Co.	14,650	183,858
*	Mohawk Industries, Inc.	98,740	14,179,064
*	Monarch Casino & Resort, Inc.	1,103	58,294
	Monro, Inc.	3,100	181,257
*	Motorcar Parts of America, Inc.	17,638	399,148
	Movado Group, Inc.	21,998	454,479
	Murphy USA, Inc.	34,678	4,319,838
	Newell Brands, Inc.	126,940	3,049,099
*	Norwegian Cruise Line Holdings, Ltd.	80,215	1,816,870

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	ODP Corp. (The)	54,901	$2,343,724
#	Oxford Industries, Inc.	11,400	743,736
	Patrick Industries, Inc.	13,200	911,592
	Penske Automotive Group, Inc.	43,845	2,623,685
*	Perdoceo Education Corp.	78,974	934,262
	PulteGroup, Inc.	275,833	11,998,735
	PVH Corp.	31,964	2,725,251
	Qurate Retail, Inc., Class A	620,725	7,821,135
	Ralph Lauren Corp.	13,658	1,380,141
#	RCI Hospitality Holdings, Inc.	12,026	462,760
*	Red Robin Gourmet Burgers, Inc.	17,849	467,465
	Rocky Brands, Inc.	8,729	300,801
	Royal Caribbean Cruises, Ltd.	322,500	20,962,500
#	Shoe Carnival, Inc.	32,650	1,534,224
*	Skechers U.S.A., Inc., Class A	146,140	5,038,907
#	Smith & Wesson Brands, Inc.	64,307	1,064,924
	Sonic Automotive, Inc., Class A	22,800	933,204
*	Sportsman's Warehouse Holdings, Inc.	21,200	371,424
*	Stamps.com, Inc.	15,800	3,607,298
	Standard Motor Products, Inc.	37,342	1,464,927
	Steven Madden, Ltd.	35,225	1,183,560
*	Stoneridge, Inc.	25,661	704,394
	Strategic Education, Inc.	123	10,870
	Strattec Security Corp.	5,224	286,014
# *	Stride, Inc.	3,100	79,825
	Superior Group of Cos, Inc.	17,956	409,935
	Target Corp.	259,962	47,097,316
#	Thor Industries, Inc.	38,190	4,621,372
	Tilly's, Inc., Class A	18,598	182,260
#	Toll Brothers, Inc.	126,380	6,458,018
*	TopBuild Corp.	35,100	7,018,245
*	Unifi, Inc.	41,401	991,554
*	Universal Electronics, Inc.	15,506	841,045
*	Urban Outfitters, Inc.	31,400	861,302
	Whirlpool Corp.	50,924	9,425,523
#	Winnebago Industries, Inc.	27,135	1,873,943
	Wolverine World Wide, Inc.	28,683	821,481
	Wyndham Hotels & Resorts, Inc.	47,600	2,768,892
*	ZAGG, Inc.	30,497	126,868
*	Zumiez, Inc.	2,800	120,624
TOTAL CONSUMER DISCRETIONARY			489,533,389
CONSUMER STAPLES — (6.8%)
	Alico, Inc.	960	28,512
	Andersons, Inc. (The)	30,460	700,580
	Archer-Daniels-Midland Co.	750,362	37,525,604
	Bunge, Ltd.	114,694	7,505,575
*	Cal-Maine Foods, Inc.	1,523	58,392
	Casey's General Stores, Inc.	26,905	5,044,149
# *	Central Garden & Pet Co.	25,184	1,065,031
*	Central Garden & Pet Co., Class A	48,121	1,876,719
	Conagra Brands, Inc.	144,700	5,006,620
#	Coty, Inc., Class A	71,506	455,493
*	Darling Ingredients, Inc.	173,938	10,785,895
	Flowers Foods, Inc.	44,317	1,017,518
#	Fresh Del Monte Produce, Inc.	39,437	965,023
# *	Hain Celestial Group, Inc. (The)	87,292	3,630,038
	Ingles Markets, Inc., Class A	11,437	543,944
	Ingredion, Inc.	62,317	4,703,064

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	JM Smucker Co. (The)	108,204	$12,596,028
	John B. Sanfilippo & Son, Inc.	10,428	838,724
	Kroger Co. (The)	285,863	9,862,274
*	Landec Corp.	37,056	395,017
	Limoneira Co.	6,194	98,918
	Molson Coors Beverage Co., Class B	133,800	6,711,408
#	Molson Coors Brewing Co., Class A	1,317	74,529
	Mondelez International, Inc., Class A	2,081,099	115,376,129
	Natural Grocers by Vitamin Cottage, Inc.	1,000	16,650
*	Nature's Sunshine Products, Inc.	1,029	16,516
	Nu Skin Enterprises, Inc., Class A	3,097	179,223
	Oil-Dri Corp. of America	5,047	174,980
*	Performance Food Group Co.	50,855	2,384,082
*	Pilgrim's Pride Corp.	7,900	153,102
*	Post Holdings, Inc.	72,415	6,868,563
	PriceSmart, Inc.	4,262	400,117
	Sanderson Farms, Inc.	22,700	3,091,513
	Seaboard Corp.	1,781	5,603,400
*	Seneca Foods Corp., Class A	6,301	228,411
*	Seneca Foods Corp., Class B	300	11,550
*	Simply Good Foods Co. (The)	8,033	229,262
	SpartanNash Co.	33,983	629,365
	Spectrum Brands Holdings, Inc.	6,675	504,430
	Tyson Foods, Inc., Class A	405,030	26,047,479
# *	United Natural Foods, Inc.	2,700	73,116
	Universal Corp.	22,290	1,022,442
*	US Foods Holding Corp.	208,373	6,457,479
	Village Super Market, Inc., Class A	1,900	40,033
	Walgreens Boots Alliance, Inc.	549,524	27,613,581
	Walmart, Inc.	1,115,621	156,733,594
#	Weis Markets, Inc.	11,602	571,747
TOTAL CONSUMER STAPLES			465,915,819
ENERGY — (5.5%)
	Adams Resources & Energy, Inc.	6,004	145,357
#	Arch Resources, Inc.	11,506	551,368
	Archrock, Inc.	69,200	613,804
# *	Bonanza Creek Energy, Inc.	6,200	128,092
*	Bristow Group, Inc.	3,352	81,152
	Chevron Corp.	1,111,148	94,669,810
*	CNX Resources Corp.	154,203	1,953,752
	ConocoPhillips	1,439,649	57,629,150
*	CONSOL Energy, Inc.	3,800	30,856
# *	Dawson Geophysical Co.	21,211	54,724
	Delek US Holdings, Inc.	52,256	980,323
	Devon Energy Corp.	87,794	1,445,089
#	DMC Global, Inc.	372	21,267
*	Dorian LPG, Ltd.	13,595	157,566
*	Earthstone Energy, Inc., Class A	8,400	43,176
	Evolution Petroleum Corp.	17,727	56,372
*	Exterran Corp.	22,548	97,407
	Exxon Mobil Corp.	620,038	27,802,504
# *	Green Plains, Inc.	21,234	407,905
	Halliburton Co.	666,057	11,742,585
	Helmerich & Payne, Inc.	62,000	1,505,360
	Hess Corp.	146,488	7,907,422
	HollyFrontier Corp.	39,410	1,121,609
#	International Seaways, Inc.	12	192
	Kinder Morgan, Inc.	416,091	5,858,561

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Kosmos Energy, Ltd.	26,900	$59,718
	Marathon Oil Corp.	467,019	3,381,218
	Marathon Petroleum Corp.	1,004,662	43,361,212
	Murphy Oil Corp.	28,000	346,360
#	Nabors Industries, Ltd.	640	45,709
	NACCO Industries, Inc., Class A	6,832	163,763
*	Natural Gas Services Group, Inc.	10,028	82,129
*	Newpark Resources, Inc.	73,721	176,193
*	NexTier Oilfield Solutions, Inc.	1,400	4,648
	Patterson-UTI Energy, Inc.	1,400	8,610
*	PDC Energy, Inc.	21,789	473,039
	Phillips 66	723,574	49,058,317
	Pioneer Natural Resources Co.	122,117	14,763,945
*	ProPetro Holding Corp.	5,764	46,054
*	REX American Resources Corp.	4,050	309,825
# *	SEACOR Marine Holdings, Inc.	12,678	34,231
#	SFL Corp., Ltd.	12,481	78,880
*	SilverBow Resources, Inc.	3,019	16,393
#	SM Energy Co.	13,000	109,070
# *	Southwestern Energy Co.	377,255	1,422,251
	Targa Resources Corp.	26,979	738,415
#	Valero Energy Corp.	605,899	34,190,881
	Williams Cos., Inc. (The)	352,897	7,492,003
	World Fuel Services Corp.	28,812	881,359
TOTAL ENERGY			372,249,626
FINANCIALS — (19.8%)
	1st Constitution Bancorp	692	10,678
	1st Source Corp.	45,305	1,782,752
#	Affiliated Managers Group, Inc.	31,797	3,503,711
	Aflac, Inc.	337,222	15,235,690
	Alleghany Corp.	3,115	1,765,738
	Allstate Corp. (The)	157,339	16,863,594
	American Equity Investment Life Holding Co.	89,529	2,613,352
	American Financial Group, Inc.	156,083	14,693,654
	American International Group, Inc.	169,239	6,336,308
	American National Group, Inc.	22,561	1,993,941
	Ameris Bancorp	6,370	249,131
	AmeriServ Financial, Inc.	30,968	105,291
*	Arch Capital Group, Ltd.	9,282	291,548
	Argo Group International Holdings, Ltd.	59,381	2,396,023
	Associated Banc-Corp	34,231	614,104
	Assurant, Inc.	65,820	8,916,635
	Assured Guaranty, Ltd.	122,989	4,396,857
	Atlantic Union Bankshares Corp.	68,946	2,264,187
# *	Atlanticus Holdings Corp.	12,567	323,349
	Banc of California, Inc.	4,100	69,085
*	Bancorp, Inc. (The)	14,759	247,508
	BancorpSouth Bank	52,027	1,438,547
	Bank of America Corp.	5,929,137	175,798,912
	Bank of New York Mellon Corp. (The)	491,755	19,586,602
	Bank OZK	18,531	688,612
	BankFinancial Corp.	16,687	141,506
	BankUnited, Inc.	42,709	1,479,867
	Banner Corp.	34,593	1,530,048
#	Bar Harbor Bankshares	2,733	58,787
	BCB Bancorp, Inc.	1,059	12,157
*	Berkshire Hathaway, Inc., Class B	230,013	52,413,062
	Berkshire Hills Bancorp, Inc.	18,119	300,413

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Blucora, Inc.	57,127	$946,023
	BOK Financial Corp.	26,900	1,986,834
	Boston Private Financial Holdings, Inc.	14,600	177,974
	Brookline Bancorp, Inc.	90,600	1,140,654
	Capital City Bank Group, Inc.	14,283	318,939
	Capital One Financial Corp.	333,920	34,814,499
	Cathay General Bancorp	85,940	2,906,491
#	CCUR Holdings, Inc.	11,740	34,046
	Century Bancorp, Inc., Class A	295	23,364
#	Chemung Financial Corp.	300	10,038
	Chubb, Ltd.	64,312	9,368,329
	Cincinnati Financial Corp.	12,284	1,032,962
	CIT Group, Inc.	60,259	2,223,557
	Citigroup, Inc.	1,441,183	83,574,202
	Citizens Community Bancorp, Inc.	10,355	114,216
	Citizens Financial Group, Inc.	2,265	82,537
	CME Group, Inc.	14,330	2,604,334
	CNA Financial Corp.	51,474	1,977,631
	CNO Financial Group, Inc.	301,264	6,389,809
	Codorus Valley Bancorp, Inc.	165	2,607
	Columbia Banking System, Inc.	69,936	2,693,935
	Comerica, Inc.	47,590	2,722,148
	Community Bankers Trust Corp.	5,917	42,721
#	Community Financial Corp. (The)	408	9,710
	Community Trust Bancorp, Inc.	18,195	663,390
	Community West Bancshares	400	3,524
	ConnectOne Bancorp, Inc.	38,800	824,500
*	Consumer Portfolio Services, Inc.	26,500	111,300
#	Cowen, Inc., Class A	3,989	100,323
#	Cullen/Frost Bankers, Inc.	500	46,120
*	Customers Bancorp, Inc.	2,290	50,884
	Donegal Group, Inc., Class A	12,386	171,794
*	Donnelley Financial Solutions, Inc.	6,900	123,441
	Eagle Bancorp Montana, Inc.	1,000	21,390
	East West Bancorp, Inc.	87,046	5,217,537
	Employers Holdings, Inc.	27,567	840,793
*	Equity Bancshares, Inc., Class A	2,393	52,837
	ESSA Bancorp, Inc.	8,217	117,339
#	Evans Bancorp, Inc.	1,681	49,959
	Everest Re Group, Ltd.	34,913	7,369,436
	FB Financial Corp.	5,150	192,404
	FBL Financial Group, Inc., Class A	24,660	1,381,946
	Federal Agricultural Mortgage Corp., Class A	177	11,870
	Federal Agricultural Mortgage Corp., Class C	9,500	722,000
	FedNat Holding Co.	13,665	71,058
	Fifth Third Bancorp	380,432	11,005,898
	Financial Institutions, Inc.	296	6,775
	First American Financial Corp.	71,961	3,762,841
	First Bancorp	16,138	549,660
	First BanCorp	149,954	1,364,581
	First Busey Corp.	27,120	560,570
	First Business Financial Services, Inc.	964	18,567
	First Citizens BancShares, Inc., Class A	8,627	5,141,606
	First Commonwealth Financial Corp.	81,147	951,854
	First Financial Bancorp	65,406	1,198,238
	First Financial Corp.	1,147	44,033
	First Financial Northwest, Inc.	25,371	323,227
	First Hawaiian, Inc.	67,992	1,580,814
	First Horizon National Corp.	185,460	2,576,039

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Internet Bancorp	5,329	$163,174
	First Interstate BancSystem, Inc., Class A	7,320	282,991
	First Merchants Corp.	40,115	1,511,132
	First Midwest Bancorp, Inc.	64,235	1,061,805
	First United Corp.	1,266	19,788
	Flagstar Bancorp, Inc.	9,232	395,591
	FNB Corp.	80,914	797,812
	Fulton Financial Corp.	140,780	1,886,452
	Global Indemnity Group LLC, Class A	8,282	225,685
	Goldman Sachs Group, Inc. (The)	198,993	53,960,932
	Great Southern Bancorp, Inc.	1,616	79,459
	Great Western Bancorp, Inc.	1,323	31,752
	Guaranty Federal Bancshares, Inc.	1,684	29,352
*	Hallmark Financial Services, Inc.	16,734	60,242
	Hanmi Financial Corp.	3,221	44,514
	Hanover Insurance Group, Inc. (The)	88,829	9,990,598
	Hartford Financial Services Group, Inc. (The)	245,844	11,805,429
	Heartland Financial USA, Inc.	465	19,837
#	Hilltop Holdings, Inc.	26,171	786,177
*	HMN Financial, Inc.	3,456	61,932
	Home Bancorp, Inc.	719	20,247
	Home BancShares, Inc.	49,545	1,050,354
	HomeStreet, Inc.	2,200	80,080
	Hope Bancorp, Inc.	95,411	1,066,695
	Horace Mann Educators Corp.	58,206	2,279,929
	Huntington Bancshares, Inc.	707,863	9,361,488
	Independence Holding Co.	500	19,255
	Independent Bank Corp.	339	25,452
	Independent Bank Group, Inc.	40,199	2,469,023
	International Bancshares Corp.	23,718	896,778
	Investors Bancorp, Inc.	81,912	942,807
	Investors Title Co.	1,069	152,867
	Janus Henderson Group P.L.C.	11,721	360,538
	JPMorgan Chase & Co.	2,307,658	296,926,355
	Kemper Corp.	40,117	2,822,231
	KeyCorp	526,210	8,871,901
	Lakeland Bancorp, Inc.	55,240	724,196
	Landmark Bancorp, Inc.	2,765	65,282
	Lincoln National Corp.	22,300	1,014,427
	Loews Corp.	243,798	11,041,611
	M&T Bank Corp.	35,300	4,676,191
	Mackinac Financial Corp.	6,893	86,300
	Marlin Business Services Corp.	13,787	196,465
# *	MBIA, Inc.	82,267	505,119
	Mercantile Bank Corp.	4,422	120,057
	Meridian Bancorp, Inc.	1,000	15,150
	Meridian Corp.	511	10,363
	MetLife, Inc.	318,167	15,319,741
	MGIC Investment Corp.	340,167	3,986,757
	Middlefield Banc Corp.	452	9,266
	MidWestOne Financial Group, Inc.	346	8,508
	Morgan Stanley	1,127,557	75,602,697
	MVB Financial Corp.	716	16,046
	National Western Life Group, Inc., Class A	900	162,000
	Navient Corp.	61,729	694,760
	Nelnet, Inc., Class A	16,900	1,162,551
	New York Community Bancorp, Inc.	143,245	1,498,343
»	NewStar Financial, Inc.	41,166	4,182
	Northfield Bancorp, Inc.	2,300	28,428

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Northrim BanCorp, Inc.	5,734	$184,176
	Northwest Bancshares, Inc.	109,427	1,395,194
	OceanFirst Financial Corp.	5,466	99,263
	OFG Bancorp	34,148	586,663
	Old National Bancorp	66,704	1,119,960
	Old Republic International Corp.	171,727	3,108,259
	OneMain Holdings, Inc.	68,655	3,196,577
	Oppenheimer Holdings, Inc., Class A	3,097	107,373
*	Pacific Mercantile Bancorp	4,866	28,709
	Pacific Premier Bancorp, Inc.	3,466	115,245
	PacWest Bancorp	88,630	2,675,740
	Parke Bancorp, Inc.	660	11,431
	Peoples Bancorp of North Carolina, Inc.	275	5,528
	Peoples Bancorp, Inc.	15,923	485,651
	People's United Financial, Inc.	77,200	1,054,552
	Pinnacle Financial Partners, Inc.	13,681	937,559
	PNC Financial Services Group, Inc. (The)	158,525	22,751,508
	Popular, Inc.	56,536	3,208,418
# *	PRA Group, Inc.	3,923	129,341
	Premier Financial Bancorp, Inc.	9,004	138,391
	Premier Financial Corp.	21,760	604,058
	Principal Financial Group, Inc.	218,754	10,778,010
	PROG Holdings, Inc.	58,430	2,756,727
	Prosperity Bancshares, Inc.	39,489	2,663,138
	Protective Insurance Corp., Class A	300	4,638
	Protective Insurance Corp., Class B	5,098	71,729
	Provident Financial Holdings, Inc.	4,144	66,511
	Provident Financial Services, Inc.	64,659	1,197,485
	Prudential Bancorp, Inc.	1,222	14,432
	Prudential Financial, Inc.	220,446	17,256,513
	Radian Group, Inc.	167,314	3,212,429
	Regions Financial Corp.	1,302,555	22,156,461
	Reinsurance Group of America, Inc.	153,566	16,132,108
#	Renasant Corp.	44,538	1,576,645
	Riverview Bancorp, Inc.	1,682	8,763
	Safety Insurance Group, Inc.	24,000	1,762,560
	Salisbury Bancorp, Inc.	300	11,001
	Sandy Spring Bancorp, Inc.	10,325	343,100
#	Santander Consumer USA Holdings, Inc.	48,660	1,075,386
#	SB Financial Group, Inc.	1,128	19,492
# *	Select Bancorp, Inc.	2,728	25,752
	Selective Insurance Group, Inc.	45,200	2,937,096
#	Severn Bancorp, Inc.	1,399	10,702
	Signature Bank	26,062	4,305,182
	Simmons First National Corp., Class A	52,445	1,295,391
	South State Corp.	7,796	543,693
	Southern National Bancorp of Virginia, Inc.	193	2,330
	State Auto Financial Corp.	15,100	249,754
	State Street Corp.	60,004	4,200,280
	Sterling Bancorp	110,271	2,035,603
	Stewart Information Services Corp.	21,171	981,911
	Stifel Financial Corp.	110,400	5,720,928
	Synchrony Financial	544,549	18,324,074
	Synovus Financial Corp.	113,409	4,218,815
	TCF Financial Corp.	154,714	6,012,186
	Territorial Bancorp, Inc.	823	19,637
*	Texas Capital Bancshares, Inc.	22,592	1,360,490
	Timberland Bancorp, Inc.	3,971	100,268
	Tiptree, Inc.	37,071	180,536

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Towne Bank	10,057	$233,322
	Travelers Cos., Inc. (The)	168,250	22,932,475
	TriCo Bancshares	854	31,854
	Truist Financial Corp.	345,238	16,564,519
	Trustmark Corp.	53,239	1,462,475
	UMB Financial Corp.	6,961	494,022
	Umpqua Holdings Corp.	52,732	765,141
	United Bankshares, Inc.	22,529	713,268
	United Community Banks, Inc.	9,172	273,601
	United Fire Group, Inc.	17,415	479,609
	Unity Bancorp, Inc.	3,592	67,530
	Universal Insurance Holdings, Inc.	900	12,051
	Univest Financial Corp.	2,256	50,647
	Unum Group	454,906	10,567,466
	Valley National Bancorp	45,155	461,033
	Virtus Investment Partners, Inc.	3,700	777,000
	Voya Financial, Inc.	24,457	1,356,385
	Washington Federal, Inc.	97,887	2,562,682
	Waterstone Financial, Inc.	8,526	157,475
	Webster Financial Corp.	22,479	1,050,893
	Wells Fargo & Co.	1,288,810	38,509,643
	WesBanco, Inc.	34,796	1,009,084
	Western New England Bancorp, Inc.	13,698	87,804
	Wintrust Financial Corp.	47,328	2,848,672
	WSFS Financial Corp.	40,724	1,749,910
	Zions Bancorp NA	121,745	5,373,824
TOTAL FINANCIALS			1,354,224,588
HEALTH CARE — (18.4%)
	Abbott Laboratories	915,297	113,121,556
	AbbVie, Inc.	22,603	2,316,355
# *	Acadia Healthcare Co., Inc.	68,394	3,466,208
*	Addus HomeCare Corp.	2,044	230,052
*	Alexion Pharmaceuticals, Inc.	102,164	15,664,806
*	Allscripts Healthcare Solutions, Inc.	33,823	558,080
*	AMN Healthcare Services, Inc.	3,400	245,208
*	AngioDynamics, Inc.	2,154	40,366
*	Anika Therapeutics, Inc.	14,671	542,974
	Anthem, Inc.	504,640	149,867,987
*	Arena Pharmaceuticals, Inc.	2,796	207,575
	Becton Dickinson and Co.	409	107,072
*	Biogen, Inc.	668	188,784
*	Bio-Rad Laboratories, Inc., Class A	6,342	3,638,849
	Bristol-Myers Squibb Co.	298,861	18,359,031
*	Brookdale Senior Living, Inc.	106,229	524,771
*	Catalent, Inc.	16,700	1,921,335
*	Centene Corp.	102,379	6,173,454
	Cigna Corp.	285,386	61,943,031
	CONMED Corp.	43,239	4,838,444
	Cooper Cos., Inc. (The)	13,956	5,080,542
*	Covetrus, Inc.	7,558	257,501
*	Cross Country Healthcare, Inc.	33,795	296,044
*	CryoLife, Inc.	17,502	418,823
*	Cumberland Pharmaceuticals, Inc.	23,319	73,921
	CVS Health Corp.	1,510,745	108,244,879
	Danaher Corp.	375,873	89,397,634
*	DaVita, Inc.	73,290	8,602,047
	DENTSPLY SIRONA, Inc.	67,083	3,588,270
*	Elanco Animal Health, Inc.	300	8,709

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Emergent BioSolutions, Inc.	30,178	$3,224,519
*	Envista Holdings Corp.	163,737	5,819,213
# *	Enzo Biochem, Inc.	6,287	17,729
*	Exelixis, Inc.	31,444	698,371
*	FONAR Corp.	1,460	26,017
*	Globus Medical, Inc., Class A	13,207	814,740
*	Harvard Bioscience, Inc.	16,180	75,075
*	HMS Holdings Corp.	6,400	235,648
*	Horizon Therapeutics P.L.C.	45,000	3,261,600
	Humana, Inc.	198,071	75,882,981
*	Integer Holdings Corp.	41,672	3,075,394
# *	IntriCon Corp.	8,135	149,115
*	Jazz Pharmaceuticals P.L.C.	44,811	6,968,111
*	Kewaunee Scientific Corp.	1,631	21,529
*	Laboratory Corp. of America Holdings	9,871	2,259,571
*	LHC Group, Inc.	30,318	6,039,952
	Luminex Corp.	19,129	537,334
*	Magellan Health, Inc.	200	18,796
* »	MedCath Corp.	29,240	0
*	Medpace Holdings, Inc.	800	106,232
	Medtronic P.L.C.	814,175	90,642,103
*	Meridian Bioscience, Inc.	37,500	828,750
# *	Merit Medical Systems, Inc.	27,130	1,469,090
*	ModivCare, Inc.	9,300	1,474,701
*	Molina Healthcare, Inc.	18,941	4,045,987
*	Myriad Genetics, Inc.	1,987	54,742
	National HealthCare Corp.	6,880	440,664
*	Natus Medical, Inc.	16,198	394,745
*	NuVasive, Inc.	4,355	234,038
*	Omnicell, Inc.	35,405	4,170,709
# *	OraSure Technologies, Inc.	69,400	1,056,962
	Patterson Cos., Inc.	12,992	411,587
	PerkinElmer, Inc.	76,500	11,250,855
	Perrigo Co. P.L.C.	36,061	1,539,805
	Pfizer, Inc.	3,696,959	132,720,828
	Premier, Inc., Class A	13,070	442,681
*	Prestige Consumer Healthcare, Inc.	111,489	4,459,560
	Quest Diagnostics, Inc.	20,299	2,621,616
*	Select Medical Holdings Corp.	124,004	3,186,903
# *	Star Equity Holdings, Inc.	2,671	9,455
	STERIS P.L.C.	200	37,422
*	Supernus Pharmaceuticals, Inc.	523	15,371
*	Surgalign Holdings, Inc.	48,158	80,905
*	Surmodics, Inc.	5,593	254,482
*	Syneos Health, Inc.	37,367	2,778,237
*	Taro Pharmaceutical Industries, Ltd.	3,478	259,946
	Teleflex, Inc.	19,840	7,492,179
	Thermo Fisher Scientific, Inc.	435,609	222,029,907
# *	Triple-S Management Corp., Class B	21,741	509,392
*	United Therapeutics Corp.	16,900	2,768,558
	UnitedHealth Group, Inc.	89,716	29,927,463
	Universal Health Services, Inc., Class B	38,927	4,853,418
*	Vanda Pharmaceuticals, Inc.	700	10,038
# *	Varex Imaging Corp.	5,400	104,544
*	Viatris, Inc.	573,585	9,745,209
	Zimmer Biomet Holdings, Inc.	34,405	5,287,016
TOTAL HEALTH CARE			1,256,766,103

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (13.8%)
	AAR Corp.	35,596	$1,194,246
	ABM Industries, Inc.	76,400	2,806,936
	Acme United Corp.	1,030	32,301
#	Acuity Brands, Inc.	32,822	3,946,517
*	AECOM	22,080	1,106,208
*	Aegion Corp.	38,330	704,122
*	AeroVironment, Inc.	35,065	4,024,410
	AGCO Corp.	73,273	8,125,976
	Air Lease Corp.	74,037	2,934,086
*	Air Transport Services Group, Inc.	21,308	541,436
	Alamo Group, Inc.	22,751	3,175,812
	Alaska Air Group, Inc.	114,992	5,615,059
#	Albany International Corp., Class A	20,551	1,428,706
	Allegiant Travel Co.	5,054	917,250
	Allied Motion Technologies, Inc.	1,458	65,975
	Altra Industrial Motion Corp.	15,484	796,032
	AMERCO	29,431	13,610,072
# *	Ameresco, Inc., Class A	981	55,024
*	American Woodmark Corp.	17,504	1,514,271
	Apogee Enterprises, Inc.	36,374	1,276,727
	Applied Industrial Technologies, Inc.	11,718	824,830
	ARC Document Solutions, Inc.	20,800	40,768
	ArcBest Corp.	12,135	562,457
	Arcosa, Inc.	61,271	3,418,309
	Argan, Inc.	14,321	619,097
*	ASGN, Inc.	55,051	4,564,278
	Astec Industries, Inc.	22,925	1,363,350
*	Atlas Air Worldwide Holdings, Inc.	29,094	1,507,651
	AZZ, Inc.	19,600	932,764
	Barnes Group, Inc.	52,200	2,509,254
*	Beacon Roofing Supply, Inc.	32,799	1,304,416
	Boise Cascade Co.	43,464	2,070,190
	Brady Corp., Class A	55,500	2,548,005
*	Builders FirstSource, Inc.	97,217	3,718,550
	CAI International, Inc.	17,082	554,653
	Carlisle Cos., Inc.	42,219	6,118,800
	Carrier Global Corp.	245,098	9,436,273
*	CBIZ, Inc.	39,049	1,011,760
*	CECO Environmental Corp.	3,773	26,147
*	Chart Industries, Inc.	23,620	2,836,998
	Chicago Rivet & Machine Co.	700	19,132
*	CIRCOR International, Inc.	6,849	218,963
*	Clean Harbors, Inc.	40,519	3,138,602
*	Colfax Corp.	17,646	655,020
	Columbus McKinnon Corp.	17,542	757,639
	Comfort Systems USA, Inc.	44,560	2,469,961
*	Commercial Vehicle Group, Inc.	15,404	127,545
	CompX International, Inc.	500	6,975
#	Copa Holdings SA, Class A	28,852	2,232,279
	CoreLogic, Inc.	96,545	7,268,873
*	Covenant Logistics Group, Inc.	7,080	106,837
	CRA International, Inc.	7,613	405,088
	Crane Co.	17,597	1,331,741
	CSW Industrials, Inc.	300	34,956
	CSX Corp.	1,008,000	86,441,040
	Cubic Corp.	31,381	1,919,890
	Curtiss-Wright Corp.	46,353	4,810,978
	Deere & Co.	12,600	3,638,880
	Delta Air Lines, Inc.	69,693	2,645,546

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Douglas Dynamics, Inc.	24,953	$1,018,082
*	Ducommun, Inc.	12,645	623,904
*	DXP Enterprises, Inc.	16,202	375,724
*	Dycom Industries, Inc.	8,097	656,991
	Eastern Co. (The)	10,193	239,943
	Eaton Corp. P.L.C.	265,270	31,222,279
*	Echo Global Logistics, Inc.	31,380	826,235
	EMCOR Group, Inc.	63,171	5,577,999
	Encore Wire Corp.	24,066	1,389,812
#	Enerpac Tool Group Corp.	21,000	425,670
	EnerSys	44,939	3,695,334
	Ennis, Inc.	30,835	561,197
	ESCO Technologies, Inc.	29,848	2,837,948
	Espey Manufacturing & Electronics Corp.	1,671	31,782
	Federal Signal Corp.	71,923	2,351,163
	FedEx Corp.	144,562	34,021,221
	Flowserve Corp.	52,147	1,854,347
	Fortune Brands Home & Security, Inc.	123,726	10,671,367
	Forward Air Corp.	5,747	412,002
*	Franklin Covey Co.	3,046	73,256
	Franklin Electric Co., Inc.	21,158	1,468,788
*	FTI Consulting, Inc.	43,936	4,831,642
	GATX Corp.	65,445	6,073,296
*	Gencor Industries, Inc.	13,149	168,439
*	Gibraltar Industries, Inc.	34,903	3,128,356
	Gorman-Rupp Co. (The)	22,062	694,953
*	GP Strategies Corp.	18,583	224,483
*	Great Lakes Dredge & Dock Corp.	69,820	951,647
#	Greenbrier Cos., Inc. (The)	23,651	855,693
	Griffon Corp.	40,152	901,814
	Hawaiian Holdings, Inc.	12,054	235,897
	Heartland Express, Inc.	13,705	257,243
	Heidrick & Struggles International, Inc.	18,634	543,367
*	Herc Holdings, Inc.	1,679	107,422
*	Heritage-Crystal Clean, Inc.	7,665	166,331
	Herman Miller, Inc.	23,686	811,246
	Hillenbrand, Inc.	15,748	647,243
*	Houston Wire & Cable Co.	9,200	30,728
	Howmet Aerospace, Inc.	222,905	5,479,005
*	Hub Group, Inc., Class A	1,944	102,313
	Hubbell, Inc.	17,724	2,757,854
	Hurco Cos., Inc.	7,910	232,712
*	Huron Consulting Group, Inc.	16,999	900,267
#	Hyster-Yale Materials Handling, Inc.	12,246	1,098,589
*	IAA, Inc.	18,100	1,034,234
	ICF International, Inc.	31,660	2,441,936
*	Ingersoll Rand, Inc.	193,247	8,085,454
	Insteel Industries, Inc.	17,578	443,669
	Interface, Inc.	9,774	98,131
	ITT, Inc.	92,819	6,934,507
*	JELD-WEN Holding, Inc.	4,547	118,177
*	JetBlue Airways Corp.	324,893	4,658,966
	Kadant, Inc.	10,486	1,498,974
	Kaman Corp.	14,056	707,860
	KAR Auction Services, Inc.	18,100	334,126
	Kennametal, Inc.	49,746	1,884,378
	Kimball International, Inc., Class B	38,632	467,061
	Knight-Swift Transportation Holdings, Inc.	84,110	3,364,400
	Knoll, Inc.	8,100	121,176

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Korn Ferry	63,010	$2,873,256
*	Kratos Defense & Security Solutions, Inc.	2,711	71,950
	L3Harris Technologies, Inc.	127,356	21,842,828
*	Lawson Products, Inc.	8,847	438,723
*	LB Foster Co., Class A	4,904	74,296
	LSI Industries, Inc.	15,841	152,153
*	Lydall, Inc.	15,605	469,711
	Macquarie Infrastructure Corp.	16,662	463,037
	ManpowerGroup, Inc.	57,319	5,069,292
	Marten Transport, Ltd.	119,454	1,893,346
*	Masonite International Corp.	19,500	1,940,250
# *	MasTec, Inc.	63,539	4,902,034
*	Matrix Service Co.	17,846	210,404
	Matson, Inc.	62,316	3,726,497
	Matthews International Corp., Class A	4,487	136,988
	McGrath RentCorp	22,452	1,566,925
*	Mercury Systems, Inc.	2,055	146,028
# *	Middleby Corp. (The)	6,600	895,752
	Miller Industries, Inc.	20,099	801,548
	Moog, Inc., Class A	35,839	2,647,427
*	MRC Global, Inc.	85,594	591,455
	MSC Industrial Direct Co., Inc., Class A	3,500	271,495
	Mueller Industries, Inc.	44,012	1,503,010
	Mueller Water Products, Inc., Class A	72,387	867,920
*	MYR Group, Inc.	19,582	1,088,955
	National Presto Industries, Inc.	5,471	489,162
	Nielsen Holdings P.L.C.	17,000	379,610
	NL Industries, Inc.	100	451
# *	NN, Inc.	9,957	60,041
	Norfolk Southern Corp.	545,229	129,012,086
*	Northwest Pipe Co.	5,286	159,902
	nVent Electric P.L.C.	141,034	3,156,341
	Oshkosh Corp.	76,335	6,991,523
	Owens Corning	149,300	11,585,680
	PACCAR, Inc.	165,276	15,076,477
*	PAM Transportation Services, Inc.	6,449	333,091
	Park Aerospace Corp.	9,330	123,902
	Park-Ohio Holdings Corp.	2,542	71,659
	Pentair P.L.C.	75,472	4,110,205
*	Perma-Pipe International Holdings, Inc.	8,900	54,201
*	PGT Innovations, Inc.	49,980	1,035,086
	Powell Industries, Inc.	5,719	163,964
	Preformed Line Products Co.	400	25,716
	Primoris Services Corp.	34,000	989,570
	Quad/Graphics, Inc.	6,491	30,378
	Quanex Building Products Corp.	30,731	675,775
	Quanta Services, Inc.	168,307	11,860,594
*	Radiant Logistics, Inc.	42,044	243,855
	Raytheon Technologies Corp.	266,443	17,779,741
# *	RCM Technologies, Inc.	15,245	39,485
	Regal Beloit Corp.	22,880	2,870,982
	Republic Services, Inc.	429,755	38,901,423
*	Resideo Technologies, Inc.	10,125	233,888
	Resources Connection, Inc.	31,255	360,683
	Rexnord Corp.	66,378	2,513,071
	Rush Enterprises, Inc., Class A	50,254	2,110,165
	Rush Enterprises, Inc., Class B	27,783	1,076,036
	Ryder System, Inc.	89,844	5,623,336
*	Saia, Inc.	29,325	5,183,194

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Schneider National, Inc., Class B	9,398	$197,358
*	SEACOR Holdings, Inc.	18,204	759,835
*	Sensata Technologies Holding P.L.C.	88,061	4,799,324
	Shyft Group, Inc. (The)	33,020	997,204
*	SIFCO Industries, Inc.	4,527	37,438
	Simpson Manufacturing Co., Inc.	37,725	3,470,700
	SkyWest, Inc.	57,460	2,240,365
	Snap-on, Inc.	38,115	6,860,319
#	Southwest Airlines Co.	531,263	23,343,696
*	SPX FLOW, Inc.	15,945	844,607
	Standex International Corp.	22,341	1,829,951
	Stanley Black & Decker, Inc.	129,900	22,536,351
	Steelcase, Inc., Class A	100,669	1,301,650
*	Stericycle, Inc.	33,600	2,200,128
*	Sterling Construction Co., Inc.	29,900	612,053
	Terex Corp.	42,936	1,535,391
	Tetra Tech, Inc.	57,122	6,944,322
*	Textainer Group Holdings, Ltd.	10,800	195,588
	Textron, Inc.	77,944	3,527,745
*	Thermon Group Holdings, Inc.	5,700	83,163
	Timken Co. (The)	40,125	3,035,857
	Titan International, Inc.	18,000	124,200
*	Titan Machinery, Inc.	17,783	378,778
	Trane Technologies P.L.C.	213,109	30,549,175
*	Transcat, Inc.	7,700	281,589
*	TriMas Corp.	10,200	322,830
#	Trinity Industries, Inc.	120,734	3,357,613
	Triton International, Ltd.	28,853	1,337,048
*	Twin Disc, Inc.	6,900	57,270
	UFP Industries, Inc.	95,400	5,145,876
*	Ultralife Corp.	3,309	19,424
	UniFirst Corp.	18,705	3,980,424
	Union Pacific Corp.	285,676	56,412,440
*	United Airlines Holdings, Inc.	138,905	5,554,811
*	United Rentals, Inc.	51,618	12,543,690
*	Univar Solutions, Inc.	77,916	1,448,458
*	USA Truck, Inc.	7,482	77,139
	Valmont Industries, Inc.	10,420	2,010,226
*	Vectrus, Inc.	11,269	579,227
*	Veritiv Corp.	9,937	182,046
#	Viad Corp.	14,310	493,695
*	Virco Manufacturing Corp.	12,601	34,653
	VSE Corp.	6,244	216,042
	Wabash National Corp.	23,800	379,610
	Watts Water Technologies, Inc., Class A	29,209	3,507,125
	Werner Enterprises, Inc.	51,539	2,022,390
*	WESCO International, Inc.	55,106	4,194,118
# *	Willdan Group, Inc.	7,100	317,299
*	Willis Lease Finance Corp.	6,713	186,084
*	WillScot Mobile Mini Holdings Corp.	130,978	3,105,488
	Woodward, Inc.	14,712	1,647,008
# *	XPO Logistics, Inc.	103,005	11,372,782
TOTAL INDUSTRIALS			938,956,450
INFORMATION TECHNOLOGY — (9.7%)
*	ACI Worldwide, Inc.	2,971	114,057
*	Advanced Energy Industries, Inc.	3,570	366,211
*	Agilysys, Inc.	3,000	110,370
*	Alithya Group, Inc., Class A	11,334	28,222

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Alliance Data Systems Corp.	4,964	$335,815
*	Alpha & Omega Semiconductor, Ltd.	20,661	593,797
	Amdocs, Ltd.	99,072	6,996,465
	Amkor Technology, Inc.	1,400	21,728
	Analog Devices, Inc.	24,652	3,631,979
*	Arrow Electronics, Inc.	171,470	16,740,616
	AstroNova, Inc.	6,285	67,564
	Avnet, Inc.	27,420	968,200
*	Aware, Inc.	14,326	57,447
*	Axcelis Technologies, Inc.	31,733	1,086,538
*	AXT, Inc.	24,921	257,434
	Bel Fuse, Inc., Class A	3,574	48,035
	Bel Fuse, Inc., Class B	7,655	111,610
	Belden, Inc.	2,684	126,792
	Benchmark Electronics, Inc.	62,063	1,572,056
*	Bm Technologies, Inc.	352	5,097
	Brooks Automation, Inc.	52,147	3,950,657
*	CACI International, Inc., Class A	27,304	6,586,271
*	CalAmp Corp.	6,602	66,086
*	Calix, Inc.	5,463	164,983
*	Cardtronics P.L.C., Class A	13,293	516,433
# *	Cerence, Inc.	24,487	2,740,340
*	Ciena Corp.	133,800	7,143,582
*	Cirrus Logic, Inc.	66,501	6,230,479
	CMC Materials, Inc.	13,809	2,034,204
*	Coherent, Inc.	14,758	2,963,997
	Cohu, Inc.	20,008	813,925
*	CommScope Holding Co., Inc.	7,371	108,280
	Comtech Telecommunications Corp.	15,569	332,242
*	Concentrix Corp.	55,899	5,976,721
*	Conduent, Inc.	481	2,318
	Corning, Inc.	785,955	28,192,206
# *	Cree, Inc.	13,400	1,354,472
	CSP, Inc.	2,414	23,150
	CTS Corp.	66,936	2,041,548
*	CyberOptics Corp.	3,281	79,367
	Daktronics, Inc.	40,433	194,078
*	Digi International, Inc.	25,438	469,840
*	Diodes, Inc.	48,570	3,437,785
*	DSP Group, Inc.	46,713	753,481
	DXC Technology Co.	228,936	6,455,995
# *	EchoStar Corp., Class A	23,551	493,158
*	EMCORE Corp.	744	3,727
*	ePlus, Inc.	17,490	1,469,860
*	Fabrinet	41,355	3,264,564
	Fidelity National Information Services, Inc.	198,899	24,556,071
# *	First Solar, Inc.	30,266	3,000,874
*	Flex, Ltd.	467,295	8,243,084
	FLIR Systems, Inc.	27,487	1,430,698
*	FormFactor, Inc.	83,395	3,408,354
*	Frequency Electronics, Inc.	7,390	78,704
	Global Payments, Inc.	76,846	13,564,856
*	GSI Technology, Inc.	2,491	17,885
	Hackett Group, Inc. (The)	18,000	245,160
# *	Harmonic, Inc.	82,383	639,292
	Hewlett Packard Enterprise Co.	894,616	11,039,561
*	Ichor Holdings, Ltd.	14,000	505,400
# *	II-VI, Inc.	548	46,070
*	Insight Enterprises, Inc.	42,100	3,203,810

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Intel Corp.	4,073,898	$226,142,078
	InterDigital, Inc.	21,111	1,355,537
*	Itron, Inc.	25,301	2,176,392
	Jabil, Inc.	156,633	6,479,907
	Juniper Networks, Inc.	195,414	4,772,010
	KBR, Inc.	105,229	3,056,902
# *	Key Tronic Corp.	17,623	150,324
*	Kimball Electronics, Inc.	23,443	449,402
*	Knowles Corp.	99,915	1,927,360
	Kulicke & Soffa Industries, Inc.	74,988	2,674,822
*	KVH Industries, Inc.	9,596	120,046
*	Lattice Semiconductor Corp.	18,203	730,122
# *	Limelight Networks, Inc.	52,504	239,156
	Littelfuse, Inc.	6,880	1,674,386
*	LiveRamp Holdings, Inc.	7,769	588,191
# *	Lumentum Holdings, Inc.	51,495	4,830,231
	ManTech International Corp., Class A	30,048	2,695,005
	Marvell Technology Group, Ltd.	166,418	8,563,870
	Methode Electronics, Inc.	72,016	2,718,604
*	Micron Technology, Inc.	878,203	68,736,949
	MKS Instruments, Inc.	62,405	9,864,358
	MTS Systems Corp.	20,700	1,211,778
*	NETGEAR, Inc.	26,028	1,077,299
# *	Nuance Communications, Inc.	70,894	3,228,513
*	ON Semiconductor Corp.	379,816	13,099,854
*	Onto Innovation, Inc.	41,970	2,268,479
# *	Optical Cable Corp.	10,474	33,936
*	OSI Systems, Inc.	19,200	1,728,384
# *	PAR Technology Corp.	3,113	193,815
	PC Connection, Inc.	35,467	1,741,075
*	Perficient, Inc.	28,300	1,545,463
	Perspecta, Inc.	114,468	3,313,849
*	Photronics, Inc.	79,712	884,803
*	Plexus Corp.	35,152	2,703,892
*	Qorvo, Inc.	95,832	16,375,772
*	Rambus, Inc.	9,315	176,938
	Richardson Electronics, Ltd.	15,464	98,660
*	Rogers Corp.	10,243	1,598,625
*	Sanmina Corp.	39,846	1,239,211
*	ScanSource, Inc.	21,541	521,077
	Science Applications International Corp.	30,919	2,969,152
	SS&C Technologies Holdings, Inc.	51,586	3,243,728
*	Sykes Enterprises, Inc.	21,292	821,658
# *	Synaptics, Inc.	38,700	3,839,814
	SYNNEX Corp.	55,899	4,562,476
	TE Connectivity, Ltd.	197,255	23,749,502
	TESSCO Technologies, Inc.	8,689	67,253
*	TTM Technologies, Inc.	72,684	974,692
*	Ultra Clean Holdings, Inc.	39,982	1,543,305
*	Verint Systems, Inc.	44,826	3,309,504
# *	ViaSat, Inc.	22,743	990,230
*	Viavi Solutions, Inc.	16,203	250,336
*	Virtusa Corp.	30,064	1,534,767
	Vishay Intertechnology, Inc.	151,731	3,269,803
*	Vishay Precision Group, Inc.	16,480	527,195
	Western Digital Corp.	215,907	12,183,632
	Xerox Holdings Corp.	128,558	2,703,575
	Xperi Holding Corp.	63,080	1,214,921
TOTAL INFORMATION TECHNOLOGY			661,826,219

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
MATERIALS — (3.4%)
*	AdvanSix, Inc.	19,500	$415,740
	Albemarle Corp.	92,334	15,019,048
*	Alcoa Corp.	43,626	785,268
	Amcor P.L.C.	213,649	2,337,320
*	Arconic Corp.	64,458	1,624,342
	Ashland Global Holdings, Inc.	112,560	9,003,674
	Avient Corp.	1,985	76,284
*	Berry Global Group, Inc.	8,100	399,897
	Cabot Corp.	46,280	2,032,155
	Carpenter Technology Corp.	46,452	1,451,160
*	Century Aluminum Co.	2,522	24,589
	Chemours Co. (The)	7,630	200,974
*	Clearwater Paper Corp.	895	34,082
	Commercial Metals Co.	88,897	1,750,382
#	Compass Minerals International, Inc.	3,757	218,883
*	Core Molding Technologies, Inc.	11,847	141,927
	Corteva, Inc.	3,686	146,924
	Domtar Corp.	46,407	1,390,818
	Dow, Inc.	163,118	8,465,824
	DuPont de Nemours, Inc.	3,686	292,853
	Eastman Chemical Co.	62,099	6,107,437
	Element Solutions, Inc.	90,367	1,538,950
»	Fortitude Gold Corp.	15,228	15,989
	Friedman Industries, Inc.	3,048	21,824
	FutureFuel Corp.	6,104	81,183
	Glatfelter Corp.	43,300	677,645
#	Gold Resource Corp.	53,300	150,306
	Graphic Packaging Holding Co.	204,980	3,209,987
	Greif, Inc., Class A	21,053	950,753
	Greif, Inc., Class B	400	18,280
	Hawkins, Inc.	10,809	593,738
	Haynes International, Inc.	10,047	232,990
	HB Fuller Co.	57,208	2,911,315
#	Hecla Mining Co.	73,348	417,350
	Huntsman Corp.	188,589	4,982,521
	Innospec, Inc.	24,133	2,118,636
#	International Flavors & Fragrances, Inc.	12,728	1,430,373
	International Paper Co.	237,550	11,951,140
	Kaiser Aluminum Corp.	27,181	2,356,593
*	Kraton Corp.	18,082	507,743
	Kronos Worldwide, Inc.	2,217	31,393
	Linde P.L.C.	47,639	11,690,611
	Louisiana-Pacific Corp.	173,457	6,593,101
*	LSB Industries, Inc.	1,758	5,749
	LyondellBasell Industries NV, Class A	23,284	1,996,836
	Martin Marietta Materials, Inc.	23,633	6,792,360
	Materion Corp.	19,190	1,308,566
	Mercer International, Inc.	21,725	245,492
	Minerals Technologies, Inc.	34,280	2,112,676
	Myers Industries, Inc.	22,700	455,135
	Neenah, Inc.	7,684	391,269
	Newmont Corp.	502,635	29,957,046
	Northern Technologies International Corp.	6,070	80,124
	Nucor Corp.	164,456	8,013,941
	Olin Corp.	107,501	2,570,349
	Olympic Steel, Inc.	9,986	136,309
	Packaging Corp. of America	15,471	2,080,231
	PQ Group Holdings, Inc.	2,829	38,984
# *	Rayonier Advanced Materials, Inc.	3,100	21,452

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Reliance Steel & Aluminum Co.	93,801	$10,888,420
*	Resolute Forest Products, Inc.	46,500	378,975
	Royal Gold, Inc.	28,500	3,046,080
*	Ryerson Holding Corp.	10,600	130,804
	Schnitzer Steel Industries, Inc., Class A	400	11,808
	Schweitzer-Mauduit International, Inc.	31,500	1,169,910
	Sensient Technologies Corp.	38,101	2,687,264
	Silgan Holdings, Inc.	5,100	185,793
	Sonoco Products Co.	80,873	4,683,355
	Steel Dynamics, Inc.	215,469	7,384,123
	Stepan Co.	22,152	2,496,087
*	Summit Materials, Inc., Class A	95,498	1,960,574
# *	Synalloy Corp.	949	7,592
*	TimkenSteel Corp.	20,188	101,546
*	Trecora Resources	10,776	67,997
	Tredegar Corp.	26,545	387,292
	Trinseo SA	29,519	1,500,451
*	Tronox Holdings P.L.C., Class A	64,513	990,275
*	UFP Technologies, Inc.	339	15,597
	United States Lime & Minerals, Inc.	2,500	302,500
*	Universal Stainless & Alloy Products, Inc.	6,269	45,513
*	US Concrete, Inc.	4,591	203,335
	Valvoline, Inc.	204,538	4,855,732
	Verso Corp., Class A	2,361	27,151
	Vulcan Materials Co.	58,246	8,686,808
	Westlake Chemical Corp.	158,152	12,092,302
	WestRock Co.	162,029	6,712,861
	Worthington Industries, Inc.	47,320	2,476,729
TOTAL MATERIALS			234,105,395
REAL ESTATE — (0.2%)
*	CBRE Group, Inc., Class A	89,249	5,442,404
	Indus Realty Trust, Inc.	1,500	95,595
*	Jones Lang LaSalle, Inc.	40,739	5,956,449
	Kennedy-Wilson Holdings, Inc.	96,704	1,662,342
	Newmark Group, Inc., Class A	28,647	193,654
*	Rafael Holdings, Inc., Class B	550	12,914
	RE/MAX Holdings, Inc., Class A	3,800	137,636
	St Joe Co. (The)	40,700	1,811,150
# *	Stratus Properties, Inc.	3,069	80,223
TOTAL REAL ESTATE			15,392,367
UTILITIES — (0.2%)
	MDU Resources Group, Inc.	134,867	3,545,653
#	New Jersey Resources Corp.	46,254	1,619,353
	NRG Energy, Inc.	55,469	2,296,971
#	Ormat Technologies, Inc.	21,734	2,481,154

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Vistra Corp.	26,700	$533,199
TOTAL UTILITIES			10,476,330
TOTAL COMMON STOCKS			6,770,885,668
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
# * »	Parker Drilling Co. Warrants 09/16/24	710	0
PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
#	WESCO International, Inc.	11,314	351,640
TOTAL INVESTMENT SECURITIES (Cost $3,164,231,612)			6,771,237,308

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	9,784,780	9,784,780
SECURITIES LENDING COLLATERAL — (0.7%)
@ §	The DFA Short Term Investment Fund	3,819,147	44,191,350
TOTAL INVESTMENTS — (100.0%)
(Cost $3,218,201,071)^^			$6,825,213,438

P.L.C.	Public Limited Company
SA	Special Assessment

†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$971,439,382	—	—	$971,439,382
Consumer Discretionary	489,531,026	$2,363	—	489,533,389
Consumer Staples	465,915,819	—	—	465,915,819
Energy	372,249,626	—	—	372,249,626
Financials	1,354,220,406	4,182	—	1,354,224,588
Health Care	1,256,766,103	—	—	1,256,766,103
Industrials	938,956,450	—	—	938,956,450
Information Technology	661,826,219	—	—	661,826,219
Materials	234,089,406	15,989	—	234,105,395
Real Estate	15,392,367	—	—	15,392,367
Utilities	10,476,330	—	—	10,476,330

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Industrials	$351,640	—	—	$351,640
Temporary Cash Investments	9,784,780	—	—	9,784,780
Securities Lending Collateral	—	$44,191,350	—	44,191,350
TOTAL	$6,780,999,554	$44,213,884	—	$6,825,213,438

ORGANIZATION
The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2021, the Trust consisted of eleven operational portfolios, of which four (the "Series") are included in this document.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series) including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series:
2.    FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At January 31, 2021, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$16,745,719
The DFA International Value Series	11,360,427
The Emerging Markets Series	3,627,002
The Tax-Managed U.S. Marketwide Value Series	3,220,247

RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Trust's adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.
On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.
CORONAVIRUS (COVID-19) PANDEMIC
The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "District Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme

Court"), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs recently filed a second petition for certiorari with the Supreme Court, which is pending.
On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit's ruling.
Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.
SUBSEQUENT EVENT EVALUATIONS
On November 12, 2020, President Trump issued an Executive Order titled "Addressing the Threat from Securities Investments that Finance Communist Chinese Military Companies” (the “Order”). The Order prohibits U.S. entities from participating in certain types of transactions involving securities of Chinese companies known to be associated with the Chinese military. Management is currently evaluating the Order’s effect on the Series.